Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York Financial Statements December 31, 2024 and 2023

Lincoln Life & Annuity Company of New York

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion

We have audited the financial statements of Lincoln Life & Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2024 and 2023, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
March 28, 2025

Lincoln Life & Annuity Company of New York
BALANCE SHEETS
(in millions, except share data)

	As of December 31,
	2024	2023
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2024 – $7,204; 2023 – $7,350; allowance for credit losses: 2024 – $2; 2023 – $2)	$6,339	$6,724
Equity securities	9	8
Mortgage loans on real estate, net of allowance for credit losses	897	919
Policy loans	181	188
Derivative investments	21	16
Other investments	3	2
Total investments	7,450	7,857
Cash and invested cash	133	75
Deferred acquisition costs, value of business acquired and deferred sales inducements	495	532
Reinsurance recoverables, net of allowance for credit losses	524	536
Deposit assets, net of allowance for credit losses	1,670	1,637
Market risk benefit assets	267	215
Accrued investment income	85	92
Goodwill	26	26
Other assets	261	172
Separate account assets	7,882	7,598
Total assets	$18,793	$18,740

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder account balances	$4,740	$4,891
Future contract benefits	2,147	2,157
Funds withheld reinsurance liabilities	1,670	1,638
Market risk benefit liabilities	32	57
Deferred front-end loads	176	178
Other liabilities	542	442
Separate account liabilities	7,882	7,598
Total liabilities	17,189	16,961

Contingencies and Commitments (See Note 13)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,283	1,245
Accumulated other comprehensive income (loss)	(620)	(407)
Total stockholder’s equity	1,604	1,779
Total liabilities and stockholder’s equity	$18,793	$18,740

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(in millions)

	For the Years Ended December 31,
	2024	2023	2022
Revenues
Insurance premiums	$330	$351	$329
Fee income	259	254	271
Net investment income	369	373	374
Realized gain (loss)	9	2	(17)
Other revenues	1	1	–
Total revenues	968	981	957
Expenses
Benefits	462	525	495
Interest credited	176	186	184
Market risk benefit (gain) loss	(70)	(67)	(15)
Policyholder liability remeasurement (gain) loss	37	(25)	216
Commissions and other expenses	199	207	200
Total expenses	804	826	1,080
Income (loss) before taxes	164	155	(123)
Federal income tax expense (benefit)	24	27	(33)
Net income (loss)	140	128	(90)
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)	(177)	179	(1,515)
Market risk benefit non-performance risk gain (loss)	(45)	(36)	(9)
Policyholder liability discount rate remeasurement gain (loss)	9	(7)	62
Total other comprehensive income (loss), net of tax	(213)	136	(1,462)
Comprehensive income (loss)	$(73)	$264	$(1,552)

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
STATEMENTS OF STOCKHOLDER’S EQUITY
(in millions)

	For the Years Ended December 31,
	2024	2023	2022
Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,245	1,185	1,313
Net income (loss)	140	128	(90)
Dividends paid to The Lincoln National Life Insurance Company	(102)	(68)	(38)
Balance as of end-of-year	1,283	1,245	1,185

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	(407)	(543)	919
Other comprehensive income (loss), net of tax	(213)	136	(1,462)
Balance as of end-of-year	(620)	(407)	(543)
Total stockholder’s equity as of end-of-year	$1,604	$1,779	$1,583

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
STATEMENTS OF CASH FLOWS
(in millions)

	For the Years Ended December 31,
	2024	2023	2022
Cash Flows from Operating Activities
Net income (loss)	$140	$128	$(90)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
Realized (gain) loss	(9)	(2)	17
Market risk benefit (gain) loss	(70)	(67)	(15)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads	35	40	40
Accrued investment income	7	(1)	–
Insurance liabilities and reinsurance-related balances	(123)	(16)	90
Accrued expenses	6	8	(87)
Federal income tax accruals	13	(20)	(6)
Other	28	1	8
Net cash provided by (used in) operating activities	27	71	(43)

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(305)	(420)	(259)
Sales of available-for-sale securities and equity securities	66	192	84
Maturities of available-for-sale securities	364	273	166
Issuance of mortgage loans on real estate	(50)	(52)	(59)
Repayment and maturities of mortgage loans on real estate	72	45	109
Repayment (issuance) of policy loans, net	7	7	22
Net change in collateral on investments, certain derivatives and related settlements	8	(6)	8
Other	(1)	–	–
Net cash provided by (used in) investing activities	161	39	71

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(2)	5	(38)
Deposits of fixed account balances	421	434	629
Withdrawals of fixed account balances	(447)	(419)	(555)
Transfers from (to) separate accounts, net	–	(33)	(36)
Dividends paid to The Lincoln National Life Insurance Company	(102)	(68)	(38)
Net cash provided by (used in) financing activities	(130)	(81)	(38)

Net increase (decrease) in cash, invested cash and restricted cash	58	29	(10)
Cash, invested cash and restricted cash as of beginning-of-year	75	46	56
Cash, invested cash and restricted cash as of end-of-year	$133	$75	$46

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York. Through our business segments, we sell a wide range of wealth accumulation, wealth protection, group protection and retirement products and solutions. These products are marketed primarily through personal-producing general agents and brokers throughout the U.S. LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Certain amounts reported in prior year financial statements have been reclassified to conform to the presentation adopted in the current year.

We present disaggregated disclosures in the Notes below for long-duration insurance balances, applying the level of aggregation by segment as follows:

Business Segment	Level of Aggregation
Annuities	Variable Annuities
Fixed Annuities
Payout Annuities
Life Insurance	Traditional Life
UL and Other
Group Protection	Group Protection
Retirement Plan Services	Retirement Plan Services

The fixed annuities level of aggregation represents deferred fixed annuities.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change. Actual results could differ from these estimates and assumptions. Included among the material (or potentially material) reported amounts and disclosures that require use of estimates are: fair value of certain financial assets, derivatives, allowances for credit losses, goodwill and other intangibles, market risk benefits (“MRBs”), future contract benefits, income taxes including the recoverability of our deferred tax assets, and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board Accounting Standards CodificationTM, we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

•Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;
•Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
•Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”).

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”).
•State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
•Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•The estimated range and average period until recovery;
•The estimated range and average holding period to maturity;
•Remaining payment terms of the security;
•Current delinquencies and nonperforming assets of underlying collateral;
•Expected future default rates;
•Collateral value by vintage, geographic region, industry concentration or property type;
•Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss). For debt securities where impairment has been recognized, the difference between the new amortized cost basis and the cash flows expected to be collected are accreted as interest income and recognized in net investment income on the Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss). The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on the Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. Management considers the following as part of the evaluation:

•The current economic environment and market conditions;
•Our business strategy and current business plans;
•The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of annuity contracts and life insurance policies;
•The capital risk limits approved by management; and
•Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•Historical and implied volatility of the security;
•The extent to which the fair value has been less than amortized cost;
•Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•Failure, if any, of the issuer of the security to make scheduled payments; and
•Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary. If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on the Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value. Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met. Accrued interest on debt securities is written-off through net investment income on the Statements of Comprehensive Income (Loss) when deemed uncollectible.

To determine the recovery value of a corporate bond or CLO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•Fundamentals of the industry in which the issuer operates;
•Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
•Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•Expectations regarding defaults and recovery rates;
•Changes to the rating of the security by a rating agency; and
•Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•Susceptibility to fair value fluctuations for changes in the interest rate environment;
•Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required. Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on the Statements of Comprehensive Income (Loss) as they occur. Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares. We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the equity security. Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities. When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset. Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models. The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on the Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on the Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan. When a loan is placed on nonaccrual status, uncollected past due accrued interest income that is considered uncollectible is charged off against net investment income. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans. Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments. Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions. Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant. We apply probability weights to the positive, base and adverse scenarios we use. For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value. The loan’s estimated value is based on: the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses. Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on the Balance Sheets. Changes in the allowance are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss). Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged off and expected to be charged off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate. We believe all of the mortgage loans in our portfolio share three primary risks: borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value (“LTV”) and debt-service coverage ratios. The LTV ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower LTV ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property’s net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan. These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans. As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to policyholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk, basis risk, commodity risk and credit risk by entering into derivative transactions. Our derivative instruments are recognized as either assets or liabilities on the Balance Sheets at estimated fair value. We have master netting agreements with each of our derivative counterparties that allow for the netting of our derivative asset and liability positions by counterparty. We categorize derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.” The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

We have certain variable annuity products that contain embedded derivatives that are recorded with the associated host contract. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes and reported within other assets or other liabilities on the Balance Sheets. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consist primarily of Federal Home Loan Bank (“FHLB”) common stock and short-term investments, which include investments with remaining maturities of one year or less at the date of acquisition. We have investments in FHLB common stock, carried at cost, that enable access to the FHLB lending program.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of annuities, universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, group life and disability insurance and other investment contracts have been deferred (i.e., deferred acquisition costs (“DAC”)). Such acquisition costs are capitalized in the period they are incurred and primarily include commissions, certain bonuses, a portion of total compensation and benefits of certain employees involved in the acquisition process and medical and inspection fees. Value of business acquired (“VOBA”) is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered deferred sales inducements (“DSI”) and reported in deferred acquisition costs, value of business acquired and deferred sales inducements on the Balance Sheets. Contract sales charges that are collected in the early years of an insurance contract are deferred and reported as deferred front-end loads (“DFEL”) on the Balance Sheets.

DAC, VOBA, DSI and DFEL amortization is reported within the following financial statement line items on the Statements of Comprehensive Income (Loss):

•DAC and VOBA – commissions and other expenses
•DSI – interest credited
•DFEL – fee income

DAC, VOBA, DSI and DFEL are amortized on a constant level basis relative to the insurance in force over the expected term of the related contracts using the groupings and actuarial assumptions that are consistent with those used for calculating the related policyholder liability balances. Actuarial assumptions include, but are not limited to, mortality, morbidity and certain policyholder behaviors such as persistency, which are adjusted for emerging experience and expected trends of the related long-duration insurance contracts and certain investment contracts by segment. During the third quarter of each year, we conduct our comprehensive review and update these actuarial assumptions. We may update our actuarial assumptions in other quarters as we become aware of information that warrants updating outside of our comprehensive review. These resulting changes are applied prospectively.

The following provides a summary of our DAC, VOBA, DSI and DFEL amortization basis and expected amortization period by segment:

Business Segment	Amortization Basis	Expected Amortization Period
Annuities	Total deposits paid to date on policies in force	Life of contract
Life Insurance	Policy count of policies in force	On average 60 years
Group Protection	Group certificate contracts in force	4 years
Retirement Plan Services	Lives in force	Life of contract or 40 years

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

For reinsurance transactions where we receive proceeds that represent recovery of our previously incurred acquisition costs, we reduce the applicable unamortized acquisition cost such that net acquisition costs are capitalized and charged to commissions and other expenses.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity. When we apply reinsurance accounting, insurance premiums, benefits and DAC and VOBA amortization are reported net of reinsurance ceded, as applicable, on the Statements of Comprehensive Income (Loss). Amounts currently recoverable, such as ceded reserves, other than ceded MRBs, are reported in reinsurance recoverables, and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on the Balance Sheets.

In a modified coinsurance or coinsurance with funds withheld reinsurance structured agreement, the investments that would have been sent to the reinsurer as premiums are withheld by us and remain on the Balance Sheets, with the existing accounting maintained. A corresponding liability is recognized on the Balance Sheets within funds withheld reinsurance liabilities representing our obligation to pay the reinsurer. This liability includes embedded derivatives, which are total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance agreements. The changes in the embedded derivative liabilities are reported within realized gain (loss) on the Statements of Comprehensive Income (Loss).

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk. This accounting treatment results in amounts paid or received by us to be considered on deposit with the reinsurer and such amounts are reported in deposit assets, net of allowance for credit losses and other liabilities, respectively, on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, deposit assets or liabilities are adjusted. Interest income on deposit assets and interest expense on deposit liabilities is reported in other revenues and commissions and other expenses, respectively, on the Statements of Comprehensive Income (Loss).

Reinsurance recoverables are measured and recognized consistent with the liabilities related to the underlying contracts. The interest assumption used for discounting reinsurance recoverables associated with limited payment life-contingent annuity contracts and non-participating traditional life insurance contracts is the upper-medium grade fixed income instrument (“single-A”) interest rate locked-in at the reinsurance contract issuance date. We remeasure reinsurance recoverables associated with limited payment life-contingent annuity contracts and non-participating traditional life insurance contracts with the current single-A interest rate as of the end of each reporting period. Ceded MRBs are accounted for separately from reinsurance recoverables. See “MRBs” below for additional information.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets, other than ceded MRB assets. As such, we performed a quantitative analysis using a probability of loss model approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting. The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets, other than ceded MRB assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our credit loss estimate. We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment. We updated reinsurer credit ratings during the period to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers. To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses. We applied probability weights to the positive, base and adverse scenarios. For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable. Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset. Credit loss estimates are segmented based on counterparty credit risk. Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions. For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk. Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account or with a letter of credit for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement. As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization. This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in times of default. Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on the Balance Sheets. Changes in the allowance for credit losses are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss). Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged off and expected to be charged off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit. If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on the Statements of Comprehensive Income (Loss). The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of receivables resulting from sales of securities that had not yet settled as of the balance sheet date, certain reinsurance assets, premiums and fees receivable, current and deferred taxes, specifically identifiable intangible assets, ceded MRB liabilities and other receivables. Other liabilities consist primarily of ceded MRB assets, other policyholder liabilities, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, certain reinsurance payables, payables for collateral on investments, employee benefit liabilities, current and deferred taxes, short-term debt and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on the Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

Separate accounts represent segregated funds that are maintained to meet specific investment objectives of policyholders who direct the investments and bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

We report separate account assets as a summary total on the Balance Sheets based on the fair value of the underlying investments. Investment income and net realized and unrealized gains (losses) of the separate accounts generally accrue directly to the policyholders; therefore, they are not reflected on the Statements of Comprehensive Income (Loss), and the Statements of Cash Flows do not reflect investment activity of the separate accounts. Asset-based fees and contract administration charges (collectively referred to as “policyholder assessments”) are assessed against the accounts and included within fee income on the Statements of Comprehensive Income (Loss). An amount equivalent to the separate account assets is recorded as separate account liabilities, representing the account balance obligated to be returned to the policyholder.

Policyholder Account Balances

Policyholder account balances include the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability for policyholder account balances includes UL and VUL and investment-type annuity products where account balances are equal to deposits plus interest credited less withdrawals, surrender charges, policyholder assessments, as well as amounts representing the fair value of embedded derivative instruments associated with our indexed universal life insurance (“IUL”) and indexed annuity products. During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these embedded derivatives and update assumptions as needed. We may also update these assumptions in other quarters as we become aware of information that is indicative of the need for such an update.

Future Contract Benefits

Future contract benefits represent liability reserves, including liability for future policy benefits (“LFPB”), liability for future claims reserves and additional liability for other insurance benefits that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.

The LFPB associated with limited payment life-contingent annuity contracts and non-participating traditional life insurance contracts is measured using a net premium ratio approach. This approach accrues expected benefits and claims in proportion to the premium revenue recognized. For life-contingent payout annuity contracts with limited premium payments, as premium collection is not the completion of the earnings process, gross premiums in excess of net premiums are deferred. This excess of gross premiums received over the related net premiums is referred to as the deferred profit liability (“DPL”). The DPL is included in the LFPB, and profits are recognized over the life of the contracts.

In measuring our LFPB, we establish cohorts, which are groupings of long-duration contracts. Factors that we consider in determining cohorts include, but are not limited to, our contract classification and issue year requirements, product risk characteristics, assumptions and modeling level used in the valuation systems. The net premium ratio is capped at 100% at the individual cohort level. Expected benefits and claims in excess of premium revenue recognized are expensed immediately.

We use actuarial assumptions to best estimate future premium and benefit cash flows (“cash flow assumptions”) as well as the actual historical cash flows received and paid to derive a net premium ratio in measuring the LFPB. These actuarial assumptions include mortality rates, morbidity, policyholder behavior (e.g., persistency) and withdrawals based principally on generally accepted actuarial methods and assumptions. During the third quarter of each year, we conduct our comprehensive review of the cash flow assumptions and projection models used in estimating these liabilities and update these assumptions (excluding the claims settlement expense assumption that is locked in at inception) in the calculation of the net premium ratio. We may also update these assumptions in other quarters as we become aware of information that is indicative of such update. On a quarterly basis, we retrospectively update the net premium ratio for actual experience. The remeasurement of LFPB for both assumption updates and actual experience are reported within policyholder liability remeasurement gain (loss) on the Statements of Comprehensive Income (Loss). For all contract cohorts issued after January 1, 2021, interest is accrued on LFPB at the single-A interest rate on the contract cohort inception date. For contract cohorts issued prior to January 1, 2021, interest remains accruing at the original discount rate in effect on the contract cohort inception date due to the modified retrospective transition method. We also remeasure the LFPB using the single-A interest rate as of the end of each reporting period, which is reported within policyholder liability discount rate remeasurement gain (loss) on the Statements of Comprehensive Income (Loss).

We evaluate the liability for future claims on our long-term life and disability group products. Given the term and renewal features of our product and funding nature of the associated premiums, we have determined that the liability value is generally zero for policies that are not on claim. Therefore, the liability for future claims represents future payments on claims for which a disability event has occurred as of the valuation date. In measuring the liability for future claims, we establish cohorts similar to the process described above and use actuarial assumptions primarily based on claim termination rates, offsets for other insurance including social security and long-term disability incidence and severity assumptions. Cash flow assumptions are subject to the comprehensive review process discussed above. On a quarterly basis, the liability for future claims is updated for actual claims experience. The remeasurement of the liability for future claims for both assumption updates and actual experience are reported within policyholder liability remeasurement gain (loss) on the Statements of Comprehensive Income (Loss). We remeasure the liability for future claims using a single-A interest rate as of the end of each reporting period, which is reported within policyholder liability discount rate remeasurement gain (loss) on the Statements of Comprehensive Income (Loss).

We use the single-A interest rate curve to discount cash flows used to calculate the LFPB and the liability for future claims. This curve is developed using the upper-medium grade (low credit risk) fixed-income instrument yields that are intended to reflect the duration characteristics of the applicable insurance liabilities.

We issue UL contracts with separate accounts that may include various types of guaranteed benefits that are not accounted for as MRBs or embedded derivatives. These guaranteed benefits require an additional liability that is calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative payments plus interest on the liability. Cash flow assumptions incorporated in a benefit ratio in measuring these additional liabilities for other insurance benefits include mortality rates, morbidity, policyholder behavior (e.g., persistency) and withdrawals based principally on generally accepted actuarial methods and assumptions. During the third quarter of each year, we conduct our comprehensive review of the cash flow assumptions and projection models used in estimating these liabilities and update these assumptions in the calculation of the benefit ratio. We may also update these assumptions in other quarters as we become aware of information that is indicative of such update. On a quarterly basis, we retrospectively update the benefit ratio for actual experience. The remeasurement of additional liability for both assumptions and actual experience are reported within policyholder liability remeasurement gain (loss) on the Statements of Comprehensive Income (Loss). As future cash flow assumption and experience updates result in changes in expected benefit payments or assessments, the benefit ratio is recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above.

Premium deficiency testing is performed for interest-sensitive life products periodically using best estimate assumptions as of the testing date to test the adequacy and appropriateness of the established net reserve (i.e., GAAP reserves net of any DSI or VOBA assets). The premium deficiency test is also performed using a discount rate based on the average crediting rate. A premium deficiency exists when the net reserve plus the present value of expected future gross premiums are determined to be insufficient to cover expected future benefits and non-level expenses.

The business written or assumed by us includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. Dividends to participating policies were $13 million, $13 million and $19 million for the years ended December 31, 2024, 2023 and 2022, respectively.

MRBs

MRBs are contracts or contract features that provide protection to the policyholder from other-than-nominal capital market risk and expose us to other-than-nominal capital market risk upon the occurrence of a specific event or circumstance, such as death, annuitization or periodic withdrawal. MRBs do not include the death benefit component of a life insurance contract (i.e., the difference between the account balance and the death benefit amount). All long-duration insurance contracts and certain investment contracts are subject to MRB evaluation. An MRB can be in either an asset or a liability position. Our MRB assets and MRB liabilities are reported at fair value separately on the Balance Sheets.

We issue variable annuity contracts that may include various types of guaranteed living benefit (“GLB”) and guaranteed death benefit (“GDB”) riders that we have classified as MRBs. For contracts that contain multiple features that qualify as MRBs, the MRBs are valued on a combined basis using an integrated model. We have entered into reinsurance agreements to cede certain GLB and GDB riders where the reinsurance agreements themselves are accounted for as MRBs or contain MRBs. We therefore record ceded MRB assets and ceded MRB liabilities associated with these reinsurance agreements. Ceded MRB liabilities are included in other assets and ceded MRB assets are included in other liabilities on the Balance Sheets.

MRBs are valued based on a stochastic projection of risk-neutral scenarios that incorporate a spread reflecting our non-performance risk. Ceded MRBs are valued based on a stochastic projection of risk-neutral scenarios that incorporate a spread reflecting our counterparties’ non-performance risk. The scenario assumptions, at each valuation date, are those we view to be appropriate for a hypothetical market participant and include assumptions for capital markets, policyholder behavior (e.g., policy lapse, rider utilization, etc.) mortality, risk margin and administrative expenses. These assumptions are based on a combination of historical data and actuarial judgments. During the third quarter of each year, we conduct our comprehensive review of the actuarial assumptions and projection models used in estimating these MRBs and update these assumptions on a prospective basis as needed. We may also update these assumptions in other quarters as we become aware of information that is indicative of the need for such an update. The assumptions for our own non-performance risk and our counterparties’ non-performance risk for MRBs and ceded MRBs, respectively, are determined at each valuation date and reflect our and our counterparties’ risks of not fulfilling the obligations of the underlying liability. The spread for the non-performance risk is added to the discount rates used in determining the fair value from the net cash flows. For information on fair value inputs, see Note 12.

Contingencies and Commitments

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable, based on our best estimate.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against policyholder account balances. Investment products consist primarily of individual and group variable and fixed annuities. Interest-sensitive life insurance products include UL, VUL, linked-benefit UL and VUL and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the policyholder in accordance with contractual terms. For investment and interest-sensitive life insurance contracts, the amounts collected from policyholders are considered deposits and are not included in revenue.

Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers. Fee income related to 12b-1 fees, reported primarily within our Annuities segment, was $27 million, $25 million and $25 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Insurance Premiums

Insurance premiums consist primarily of group insurance products, traditional life insurance and payout annuities with life contingencies. These insurance premiums are recognized as revenue when due.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses. Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on the Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance-related embedded derivatives. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is reported net of allocations of investment gains and losses to certain policyholders, certain funds withheld on reinsurance arrangements and certain modified coinsurance arrangements for which we have a contractual obligation to cede realized gains and losses to the reinsurer.

MRB Gain (Loss)

MRB gain (loss) includes the change in fair value of MRB and ceded MRB assets and liabilities. Changes in the fair value of MRB assets and liabilities are recognized in net income (loss), except for the portion attributable to the change in non-performance risk that is recognized in OCI. Changes in the fair value of ceded MRB assets and liabilities, including the changes in our counterparties’ non-performance risks, are recognized in net income (loss).

Interest Credited

We credit interest to our policyholder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for annuity products with guaranteed death and living benefits, certain annuities with life contingencies and life insurance products with secondary guarantee benefits. For traditional life, group life and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Policyholder Liability Remeasurement Gain (Loss)

Policyholder liability remeasurement gain (loss) recognized in net income (loss) includes remeasurement gains and losses resulting from updates in cash flow assumptions and actual variance from expected experience used in the net premium ratio or benefit ratio calculation for future policy benefits associated with limited payment life-contingent annuity products and traditional life insurance, liabilities for future claims associated with our group products, and additional liabilities for other insurance benefits on certain guaranteed benefits associated with our UL products.

Policyholder liability remeasurement gain (loss) recognized in OCI includes any changes resulting from the discount rate remeasurement of future policy benefits associated with limited payment life-contingent annuity products and traditional life insurance and liabilities for future claims associated with our group products as of each reporting period.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans. As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity. We apply an estimated forfeiture rate to our accrual of compensation cost. Stock-based compensation expense is reflected in commissions and other expenses on the Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries. Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required.

We use the individual security approach for releasing income tax effects from AOCI.

2. New Accounting Standards

Adoption of New Accounting Standards

In 2024, no new Accounting Standards Updates (“ASUs”) were adopted that had an effect on the financial statements.

Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new ASUs that may have an impact on our financial statements when adopted. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	This ASU establishes new income tax disclosure requirements, as well as adjusts certain existing requirements. It specifically requires expanded and disaggregated disclosures around the tax rate reconciliation.	January 1, 2025	We are evaluating the impact of this ASU to disclosures within the Federal Income Taxes Note to the financial statements.
ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40)	This ASU requires disclosure of specified information about certain costs and expenses, including employee compensation, depreciation and intangible asset amortization.	January 1, 2027	We are evaluating the impact of this ASU to the financial statements.

3. Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains and losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2024
	Amortized Cost	Gross Unrealized		Allowance for Credit Losses	Fair Value
		Gains	Losses
Fixed maturity AFS securities:
Corporate bonds	$6,177	$51	$812	$–	$5,416
U.S. government bonds	9	–	–	–	9
State and municipal bonds	411	3	56	–	358
Foreign government bonds	18	–	3	–	15
RMBS	261	2	36	–	227
CMBS	119	–	13	–	106
ABS	174	6	6	2	172
Hybrid and redeemable preferred securities	35	2	1	–	36
Total fixed maturity AFS securities	$7,204	$64	$927	$2	$6,339

	As of December 31, 2023
	Amortized Cost	Gross Unrealized		Allowance for Credit Losses	Fair Value
		Gains	Losses
Fixed maturity AFS securities:
Corporate bonds	$6,230	$87	$633	$–	$5,684
U.S. government bonds	10	–	–	–	10
State and municipal bonds	498	13	46	–	465
Foreign government bonds	24	–	3	–	21
RMBS	269	2	30	–	241
CMBS	124	1	15	–	110
ABS	153	6	8	2	149
Hybrid and redeemable preferred securities	42	3	1	–	44
Total fixed maturity AFS securities	$7,350	$112	$736	$2	$6,724

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2024, were as follows:

	Amortized Cost	Fair Value
Due in one year or less	$63	$63
Due after one year through five years	965	961
Due after five years through ten years	827	797
Due after ten years	4,795	4,013
Subtotal	6,650	5,834
Structured securities (RMBS, CMBS, ABS)	554	505
Total fixed maturity AFS securities	$7,204	$6,339

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2024
	Less Than or Equal to Twelve Months		Greater Than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$713	$32	$3,516	$780	$4,229	$812
State and municipal bonds	68	2	189	54	257	56
Foreign government bonds	5	–	3	3	8	3
RMBS	15	–	186	36	201	36
CMBS	10	–	76	13	86	13
ABS	45	1	78	5	123	6
Hybrid and redeemable
preferred securities	2	–	8	1	10	1
Total fixed maturity AFS securities	$858	$35	$4,056	$892	$4,914	$927

Total number of fixed maturity AFS securities in an unrealized loss position						1,245

	As of December 31, 2023
	Less Than or Equal to Twelve Months		Greater Than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$763	$93	$3,421	$540	$4,184	$633
State and municipal bonds	85	15	123	31	208	46
Foreign government bonds	5	–	3	3	8	3
RMBS	50	6	148	24	198	30
CMBS	13	2	69	13	82	15
ABS	23	–	101	8	124	8
Hybrid and redeemable
preferred securities	11	1	7	–	18	1
Total fixed maturity AFS securities	$950	$117	$3,872	$619	$4,822	$736

Total number of fixed maturity AFS securities in an unrealized loss position						1,184

(1)As of December 31, 2024 and 2023, we recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2024
	Fair Value	Gross Unrealized Losses	Number of Securities (1)
Less than six months	$732	$213	163
Six months or greater, but less than nine months	–	–	–
Nine months or greater, but less than twelve months	6	3	3
Twelve months or greater	637	327	212
Total	$1,375	$543	378

	As of December 31, 2023
	Fair Value	Gross Unrealized Losses	Number of Securities (1)
Less than six months	$151	$55	54
Six months or greater, but less than nine months	39	11	14
Nine months or greater, but less than twelve months	70	20	18
Twelve months or greater	551	224	183
Total	$811	$310	269

(1)We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities increased by $191 million for the year ended December 31, 2024. As discussed further below, we believe the unrealized loss position as of December 31, 2024, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation as of December 31, 2024, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2024, the unrealized losses associated with our corporate bond, U.S. government bond, state and municipal bond and foreign government bond securities were attributable primarily to rising interest rates and widening credit spreads since purchase. We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2024, the unrealized losses associated with our MBS and ABS were attributable primarily to rising interest rates and widening credit spreads since purchase. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2024, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses. See Note 1 for a discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

Changes in the allowance for credit losses on fixed maturity AFS securities (in millions), aggregated by investment category, were as follows:

For the Year Ended December 31, 2024
	Corporate Bonds	RMBS	ABS	Total
Balance as of beginning-of-year	$–	$–	$2	$2
Additions from purchases of PCD debt securities (1)	–	–	–	–
Additions for securities for which credit losses were not
previously recognized	–	–	–	–
Additions (reductions) for securities for which credit losses
were previously recognized	–	–	–	–
Reductions for securities charged off	–	–	–	–
Balance as of end-of-year (2)	$–	$–	$2	$2

	For the Year Ended December 31, 2023
	Corporate Bonds	RMBS	ABS	Total
Balance as of beginning-of-year	$–	$–	$3	$3
Additions from purchases of PCD debt securities (1)	–	–	–	–
Additions for securities for which credit losses were not
previously recognized	2	–	–	2
Additions (reductions) for securities for which credit losses
were previously recognized	–	–	(1)	(1)
Reductions for securities charged off	(2)	–	–	(2)
Balance as of end-of-year (2)	$–	$–	$2	$2

For the Year Ended December 31, 2022
	Corporate Bonds	RMBS	ABS	Total
Balance as of beginning-of-year	$–	$–	$–	$–
Additions from purchases of PCD debt securities (1)	–	–	–	–
Additions for securities for which credit losses were not
previously recognized	–	–	–	–
Additions (reductions) for securities for which credit losses
were previously recognized	–	–	3	3
Reductions for securities charged off	–	–	–	–
Balance as of end-of-year (2)	$–	$–	$3	$3

(1)Represents purchased credit-deteriorated (“PCD”) fixed maturity AFS securities.
(2)As of December 31, 2024, 2023 and 2022, accrued investment income on fixed maturity AFS securities totaled $76 million, $78 million and $79 million, respectively, and was excluded from the estimate of credit losses.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2024	2023
Current	$900	$923
30 to 59 days past due	–	–
60 to 89 days past due	–	–
90 or more days past due	–	–
Allowance for credit losses	(3)	(4)
Unamortized premium (discount)	–	–
Mark-to-market gains (losses)	–	–
Total carrying value	$897	$919

Our mortgage loan portfolio had the largest concentrations in California, which accounted for 27% of mortgage loans on real estate as of December 31, 2024 and 2023, and New York, which accounted for 27% and 29% of mortgage loans on real estate as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, there were no mortgage loans on real estate on non-accrual status.

We use LTV and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate. The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2024
	LTV Less Than 65%	Debt-Service Coverage Ratio	LTV 65% to 75%	Debt- Service Coverage Ratio	LTV Greater Than 75%	Debt-Service Coverage Ratio	Total
Origination Year
2024	$44	2.02	$5	1.29	$–	–	$49
2023	52	1.73	–	–	–	–	52
2022	53	1.93	4	1.71	–	–	57
2021	102	3.67	–	–	–	–	102
2020	72	3.51	–	–	–	–	72
2019 and prior	568	2.77	–	–	–	–	568
Total	$891		$9		$–		$900

	As of December 31, 2023
	LTV Less Than 65%	Debt-Service Coverage Ratio	LTV 65% to 75%	Debt-Service Coverage Ratio	LTV Greater Than 75%	Debt-Service Coverage Ratio	Total
Origination Year
2023	$52	1.85	$–	–	$–	–	$52
2022	54	2.00	4	1.79	–	–	58
2021	103	3.50	–	–	–	–	103
2020	78	3.52	–	–	–	–	78
2019	175	3.10	–	–	–	–	175
2018 and prior	457	2.64	–	–	–	–	457
Total	$919		$4		$–		$923

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans. See Note 1 for a discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Balance as of beginning-of-year	$4	$4	$4
Additions (reductions) from provision for credit loss expense (1)	(1)	–	–
Additions from purchases of PCD mortgage loans on real estate	–	–	–
Balance as of end-of-year (2)	$3	$4	$4

(1)We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the years ended December 31, 2024 and 2023. We did not recognize any credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2022.
(2)Accrued investment income on mortgage loans on real estate totaled $2 million as of December 31, 2024, 2023 and 2022, and was excluded from the estimate of credit losses.

Net Investment Income

The major categories of net investment income (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2024	2023	2022

Fixed maturity AFS securities	$322	$324	$323
Mortgage loans on real estate	36	35	36
Policy loans	5	12	12
Cash and invested cash	5	2	–
Commercial mortgage loan prepayment
and bond make-whole premiums	2	2	3
Consent fees	–	–	1
Other investments	2	1	1
Investment income	372	376	376
Investment expense	(3)	(3)	(2)
Net investment income	$369	$373	$374

Impairments on Fixed Maturity AFS Securities

Details underlying credit loss benefit (expense) incurred that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities (in millions) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Credit Loss Benefit (Expense)
Fixed maturity AFS securities:
Corporate bonds	$–	$(2)	$–
ABS	–	1	(3)
Total credit loss benefit (expense)	$–	$(1)	$(3)

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on the Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2024		As of December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Collateral payable for derivative investments (1)	$21	$21	$16	$16

(1)We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash or fixed maturity AFS securities. This also includes interest payable on collateral. See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2024	2023	2022
Collateral payable for derivative investments	$5	$(6)	$15

Investment Commitments

As of December 31, 2024, our investment commitments were $7 million, which included $4 million of mortgage loans on real estate and $3 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2024 and 2023, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association with a fair value of $87 million and $89 million, respectively, or 1% of total investments, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $78 million and $83 million, respectively, or 1% of total investments. These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2024 and 2023, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.1 billion and $1.2 billion, respectively, or 15% of total investments, and our investments in securities in the utilities industry with a fair value of $912 million and $946 million, respectively, or 12% of total investments. These concentrations include fixed maturity AFS and equity securities.

4. Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and equity market risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a discussion of the accounting treatment for derivative instruments. See Note 12 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our annuity, life insurance and retirement products.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index. Policyholders may elect to rebalance index options at renewal dates. At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our policyholders, such that we are economically hedged with respect to equity returns for the current reset period.

Other Derivatives

Lapse Protection Rider Ceded Derivative

We have an inter-company agreement through which Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated reinsurer, assumes the risk under certain UL contracts for lapse protection riders (“LPR”). If the policyholder’s account balance is insufficient to pay the cost of insurance charges required to keep the policy in force, and the policyholder has made the required deposits, we will be reimbursed for those charges.

Embedded Derivatives

We have embedded derivatives that include:

Fixed Indexed Annuity and IUL Contracts Embedded Derivatives

Our fixed indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index. Policyholders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use options that are highly correlated to the portfolio allocation decisions of our policyholders, such that we are economically hedged with respect to equity returns for the current reset period.

Primary Risks Managed by Derivatives

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.

Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2024			As of December 31, 2023
	Notional Amounts	Fair Value		Notional Amounts	Fair Value
		Asset	Liability		Asset	Liability
Qualifying Hedges
Cash flow hedges:
Foreign currency contracts (1)	$136	$17	$1	$127	$13	$2
Total cash flow hedges	136	17	1	127	13	2
Non-Qualifying Hedges
Interest rate contracts (1)	400	–	–	400	–	–
Equity market contracts (1)	124	5	–	115	5	–
LPR ceded derivative (2)	–	15	–	–	16	–
Embedded derivatives:
Fixed indexed annuity
and IUL contracts (3)	–	–	2	–	–	2
Total derivative instruments	$660	$37	$3	$642	$34	$4

(1)These asset and liability balances are presented on a gross basis. Amounts are reported in derivative investments and other liabilities on the Balance Sheets after the evaluation for right of offset subject to master netting agreements as described in Note 1.
(2)Reported in other assets on the Balance Sheets.
(3)Reported in policyholder account balances on the Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2024
	Less Than 1 Year	1 - 5 Years	6 - 10 Years	11 - 30 Years	Over 30 Years	Total
Interest rate contracts	$–	$–	$400	$–	$–	$400
Foreign currency contracts (1)	–	3	41	82	10	136
Equity market contracts	124	–	–	–	–	124
Total derivative instruments
with notional amounts	$124	$3	$441	$82	$10	$660

(1)As of December 31, 2024, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 16, 2061.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$11	$17	$1
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	–	–	4
Foreign currency contracts	1	(3)	8
Change in foreign currency exchange rate adjustment	6	(4)	10
Income tax benefit (expense)	(2)	2	(5)
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Foreign currency contracts (1)	2	1	1
Balance as of end-of-year	$14	$11	$17

(1)The OCI offset is reported within net investment income on the Statements of Comprehensive Income (Loss).

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income For the Year Ended December 31, 2024
	Realized Gain (Loss)	Net Investment Income	Benefits
Total Line Items in which the Effects of Fair Value or
Cash Flow Hedges are Recorded	$9	$369	$462
Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	–	2	–
Non-Qualifying Hedges
Equity market contracts	2	–	–
LPR ceded derivative	–	–	1
Embedded derivatives:
Fixed indexed annuity and IUL contracts	(4)	–	–

	Gain (Loss) Recognized in Income For the Year Ended December 31, 2023
	Realized Gain (Loss)	Net Investment Income	Benefits
Total Line Items in which the Effects of Fair Value or
Cash Flow Hedges are Recorded	$2	$373	$525
Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	–	1	–
Non-Qualifying Hedges
Equity market contracts	3	–	–
LPR ceded derivative	–	–	(2)
Embedded derivatives:
Fixed indexed annuity and IUL contracts	(3)	–	–

	Gain (Loss) Recognized in Income For the Year Ended December 31, 2022
	Realized Gain (Loss)	Net Investment Income	Benefits
Total Line Items in which the Effects of Fair Value or
Cash Flow Hedges are Recorded	$(17)	$374	$495
Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	–	1	–
Non-Qualifying Hedges
Equity market contracts	(4)	–	–
LPR ceded derivative	–	–	5
Embedded derivatives:
Fixed indexed annuity and IUL contracts	3	–	–

As of December 31, 2024, $2 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or non-performance risk. The non-performance risk is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held. As of December 31, 2024, the non-performance risk adjustment was zero. The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under nearly all of our ISDA agreements, we have agreed to maintain certain financial strength ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. We did not have any exposure as of December 31, 2024 or 2023.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2024		As of December 31, 2023
S&P Credit Rating of Counterparty	Collateral Posted by Counterparty	Collateral Posted to Counterparty	Collateral Posted by Counterparty	Collateral Posted to Counterparty
AA-	$13	$–	$6	$–
A+	8	–	10	–
Total cash collateral	$21	$–	$16	$–

Balance Sheet Offsetting

Information related to the effects of offsetting on the Balance Sheets (in millions) was as follows:

	As of December 31, 2024
	Derivative Instruments	Embedded Derivative Instruments	Total
Financial Assets
Gross amount of recognized assets	$22	$–	$22
Gross amounts offset	(1)	–	(1)
Net amount of assets	21	–	21
Gross amounts not offset:
Cash collateral (1)	(21)	–	(21)
Net amount	$–	$–	$–

Financial Liabilities
Gross amount of recognized liabilities	$–	$2	$2
Gross amounts offset	–	–	–
Net amount of liabilities	–	2	2
Gross amounts not offset:
Cash collateral (2)	–	–	–
Net amount	$–	$2	$2

(1)Excludes excess non-cash collateral received of $1 million, as the collateral offset is limited to the net estimated fair value of derivatives after application of netting arrangements. There was no excess cash collateral received as of December 31, 2024.
(2)There was no excess cash or non-cash collateral pledged as of December 31, 2024.

	As of December 31, 2023
	Derivative Instruments	Embedded Derivative Instruments	Total
Financial Assets
Gross amount of recognized assets	$18	$–	$18
Gross amounts offset	(2)	–	(2)
Net amount of assets	16	–	16
Gross amounts not offset:
Cash collateral (1)	(16)	–	(16)
Net amount	$–	$–	$–

Financial Liabilities
Gross amount of recognized liabilities	$–	$2	$2
Gross amounts offset	–	–	–
Net amount of liabilities	–	2	2
Gross amounts not offset:
Cash collateral (2)	–	–	–
Net amount	$–	$2	$2

(1)Excludes excess non-cash collateral received of $2 million, as the collateral offset is limited to the net estimated fair value of derivatives after application of netting arrangements. There was no excess cash collateral received as of December 31, 2023.
(2)There was no excess cash or non-cash collateral pledged as of December 31, 2023.

5. DAC, VOBA, DSI and DFEL

The following table reconciles DAC, VOBA and DSI (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
DAC, VOBA and DSI
Variable Annuities	$94	$100
Fixed Annuities	4	4
Traditional Life	39	47
UL and Other	342	366
Group Protection	10	9
Retirement Plan Services	6	6
Total DAC, VOBA and DSI	$495	$532

The following table reconciles DFEL (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
DFEL
Variable Annuities	$2	$2
UL and Other	174	176
Total DFEL	$176	$178

The following tables summarize the changes in DAC (in millions):

	For the Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities	Traditional Life	UL and Other	Group Protection	Retirement Plan Services
Balance as of beginning-of-year	$97	$3	$35	$184	$9	$6
Deferrals	2	–	–	3	7	1
Amortization	(8)	–	(4)	(11)	(6)	(1)
Balance as of end-of-year	$91	$3	$31	$176	$10	$6

	For the Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities	Traditional Life	UL and Other	Group Protection	Retirement Plan Services
Balance as of beginning-of-year	$103	$3	$39	$192	$8	$7
Deferrals	3	–	1	3	6	–
Amortization	(9)	–	(5)	(11)	(5)	(1)
Balance as of end-of-year	$97	$3	$35	$184	$9	$6

DAC amortization expense of $30 million, $31 million and $31 million was recorded in commissions and other expenses on the Statements of Comprehensive Income (Loss) for the years ended December 31, 2024, 2023 and 2022, respectively.

The following tables summarize the changes in VOBA (in millions):

	For the Year Ended December 31, 2024
	Traditional Life	UL and Other
Balance as of beginning-of-year	$12	$182
Amortization	(4)	(16)
Balance as of end-of-year	$8	$166

	For the Year Ended December 31, 2023
	Traditional Life	UL and Other
Balance as of beginning-of-year	$14	$201
Amortization	(2)	(19)
Balance as of end-of-year	$12	$182

VOBA amortization expense of $20 million, $21 million and $25 million was recorded in commissions and other expenses on the Statements of Comprehensive Income (Loss) for the years ended December 31, 2024, 2023 and 2022, respectively. No additions or write-offs were recorded for each respective year.

Estimated future amortization of VOBA (in millions), as of December 31, 2024, was as follows:

2025	$19
2026	17
2027	14
2028	12
2029	11

The following tables summarize the changes in DSI (in millions):

	For the Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities
Balance as of beginning-of-year	$3	$1
Balance as of end-of-year	$3	$1

	For the Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities
Balance as of beginning-of-year	$3	$1
Balance as of end-of-year	$3	$1

DSI amortization expense of less than $1 million was recorded in interest credited on the Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2024, 2023 and 2022.

The following tables summarize the changes in DFEL (in millions):

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Variable Annuities	UL and Other	Variable Annuities	UL and Other
Balance as of beginning-of-year	$2	$176	$3	$174
Deferrals	–	8	–	11
Amortization	–	(10)	(1)	(9)
Balance as of end-of-year	$2	$174	$2	$176

DFEL amortization of $10 million was recorded in fee income on the Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2024, 2023 and 2022.

6. Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Direct insurance premiums and fee income	$793	$810	$811
Reinsurance ceded	(204)	(205)	(211)
Total insurance premiums and fee income	$589	$605	$600

Direct insurance benefits	$636	$694	$694
Reinsurance ceded	(174)	(169)	(199)
Total benefits	$462	$525	$495

Direct market risk benefit (gain) loss	$(135)	$(121)	$(148)
Reinsurance ceded	65	54	133
Total market risk benefit (gain) loss	$(70)	$(67)	$(15)

Direct policyholder liability remeasurement (gain) loss	$41	$(46)	$343
Reinsurance ceded	(4)	21	(127)
Total policyholder liability remeasurement (gain) loss	$37	$(25)	$216

We cede insurance to other companies. The portion of our annuity and life insurance risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 20, a portion of this reinsurance activity is with affiliated companies. Portions of our variable and deferred annuity business have been reinsured on a modified coinsurance basis with other companies to limit our exposure to interest rate risks. There were $2 million in reserves associated with these reinsurance arrangements as of December 31, 2024, and there were none as of December 31, 2023.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers. Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue. We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability. Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. As of December 31, 2024 and 2023, our most significant reinsurance recoverable from a third-party reinsurer was $258 million and $268 million, respectively, or 49% and 50% of total amounts recoverable from reinsurers.

Effective April 1, 2016, we entered into a coinsurance agreement with a third-party reinsurer to reinsure certain blocks of in-force UL products with secondary guarantees, which resulted in a deposit asset of $1.6 billion as of December 31, 2024 and 2023. The reinsurer has funded trusts, the balances of which change as a result of ongoing reinsurance activity to support the business ceded, that totaled $1.2 billion as of December 31, 2024 and 2023.

Credit Losses on Reinsurance-Related Assets

In connection with our recognition of an allowance for credit losses for reinsurance-related assets, we perform a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting. Our allowance for credit losses was $2 million as of December 31, 2024 and 2023.

7. Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by segment were as follows:

			For the Year Ended December 31, 2024
	Gross Goodwill as of Beginning- of-Year	Accumulated Impairment as of Beginning- of-Year	Net Goodwill as of Beginning- of-Year	Impairment	Net Goodwill as of End- of-Year
Annuities	$26	$–	$26	$–	$26
Total goodwill	$26	$–	$26	$–	$26

			For the Year Ended December 31, 2023
	Gross Goodwill as of Beginning- of-Year	Accumulated Impairment as of Beginning- of-Year	Net Goodwill as of Beginning- of-Year	Impairment	Net Goodwill as of End- of-Year
Annuities	$26	$–	$26	$–	$26
Total goodwill	$26	$–	$26	$–	$26

The fair value of our reporting unit (Level 3 fair value estimates) is comprised of the value of in-force (i.e., existing) business and the value of new business. Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period. To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.
As of October 1, 2024 and 2023, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by segment were as follows:

	As of December 31, 2024		As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Life Insurance:
Sales force	$7	$5	$7	$5

8. MRBs

The following table reconciles MRBs (in millions) to MRB assets and MRB liabilities on the Balance Sheets:

	As of December 31, 2024			As of December 31, 2023
	Assets	Liabilities	Net (Assets) Liabilities	Assets	Liabilities	Net (Assets) Liabilities

Variable Annuities	$267	$32	$(235)	$215	$57	$(158)
Total MRBs	$267	$32	$(235)	$215	$57	$(158)

The following table summarizes the balances of and changes in net MRB (assets) liabilities (in millions):

	Variable Annuities
	As of or For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$(158)	$(83)
Less: Effect of cumulative changes in
non-performance risk	(53)	(99)
Balance as of beginning-of-year, before the effect
of changes in non-performance risk	(105)	16
Attributed fees collected	81	80
Benefit payments	–	(2)
Effect of changes in interest rates	(96)	(13)
Effect of changes in equity markets	(113)	(158)
Effect of changes in equity index volatility	(5)	(29)
In-force updates and other changes in MRBs (1)	7	8
Effect of assumption review:
Effect of changes in future expected
policyholder behavior	–	(2)
Effect of changes in other future expected
assumptions (2)	(8)	(5)
Balance as of end-of-year, before the effect of
changes in non-performance risk	(239)	(105)
Effect of cumulative changes in
non-performance risk	4	(53)
Balance as of end-of-year	(235)	(158)
Less: Ceded MRB assets (liabilities)	(187)	(123)
Balance as of end-of-year, net of reinsurance	$(48)	$(35)

Weighted-average age of policyholders (years)	72	71
Net amount at risk (3)	$79	$141

(1)Consists primarily of changes in MRB assets and liabilities related to differences between separate account fund performance and modeled indices and other changes such as actual to expected policyholder behavior.
(2)Consists primarily of the update of fund mapping, volatility and other capital market assumptions.
(3)Net amount at risk (“NAR”) is the current guaranteed minimum benefit in excess of the current account balance as of the balance sheet date. For GLBs, the guaranteed minimum benefit is calculated based on the present value of GLB payments. Our variable annuity products may offer more than one type of guaranteed benefit rider to a policyholder. In instances where more than one guaranteed benefit feature exists in a contract, the guaranteed benefit rider that provides the highest NAR is used in the calculation.

Effect of Assumption Review

For the year ended December 31, 2024, Variable Annuities had a favorable impact to net income (loss) attributable to the annual assumption review driven by model enhancements and updates to capital market assumptions.

For the year ended December 31, 2023, Variable Annuities had a favorable impact to net income (loss) attributable to the annual assumption review from updates to volatility and policyholder lapse and GLB utilization behavior assumptions, partially offset by unfavorable impacts from updates to mortality assumptions.

See “MRBs” in Note 1 and Note 12 for details related to our fair value judgments, assumptions, inputs and valuation methodology.

9. Separate Accounts

The following table presents the fair value of separate account assets (in millions) reported on the Balance Sheets by major investment category:

	As of December 31,
	2024	2023
Mutual funds and collective investment trusts	$7,862	$7,578
Exchange-traded funds	20	20
Total separate account assets	$7,882	$7,598

The following table reconciles separate account liabilities (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
Variable Annuities	$5,586	$5,487
UL and Other	792	709
Retirement Plan Services	1,504	1,402
Total separate account liabilities	$7,882	$7,598

The following table summarizes the balances of and changes in separate account liabilities (in millions):

	As of or For the Year Ended December 31, 2024			As of or For the Year Ended December 31, 2023
	Variable Annuities	UL and Other	Retirement Plan Services	Variable Annuities	UL and Other	Retirement Plan Services

Balance as of beginning-of-year	$5,487	$709	$1,402	$5,054	$604	$1,167
Gross deposits	136	14	179	192	16	164
Withdrawals	(633)	(8)	(300)	(436)	(6)	(159)
Policyholder assessments	(134)	(15)	(11)	(128)	(15)	(9)
Change in market performance	711	110	234	767	112	237
Net transfers from (to) general account	19	(18)	–	38	(2)	2
Balance as of end-of-year	$5,586	$792	$1,504	$5,487	$709	$1,402

Cash surrender value	$5,498	$790	$1,503	$5,383	$706	$1,402

10. Policyholder Account Balances

The following table reconciles policyholder account balances (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
Variable Annuities	$16	$21
Fixed Annuities	344	401
UL and Other	2,618	2,677
Retirement Plan Services	1,541	1,562
Other (1)	221	230
Total policyholder account balances	$4,740	$4,891

(1)Represents policyholder account balances primarily attributable to indemnity reinsurance agreements that are excluded from the following tables.

The following table summarizes the balances and changes in policyholder account balances (in millions):

	As of or For the Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities	UL and Other	Retirement Plan Services

Balance as of beginning-of-year	$21	$401	$2,677	$1,562
Gross deposits	13	5	200	202
Withdrawals	–	(71)	(103)	(275)
Policyholder assessments	–	–	(284)	–
Net transfers from (to) separate account	(19)	–	19	–
Interest credited	1	9	107	52
Change in fair value of embedded derivative
instruments and other	–	–	2	–
Balance as of end-of-year	$16	$344	$2,618	$1,541

Weighted-average crediting rate	3.4%	2.5%	4.0%	3.4%
Net amount at risk (1)(2)	$79	$–	$16,647	$–
Cash surrender value	15	343	2,423	1,539

	As of or For the Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities	UL and Other	Retirement Plan Services

Balance as of beginning-of-year	$27	$488	$2,735	$1,540
Gross deposits	33	5	207	190
Withdrawals	(2)	(105)	(90)	(223)
Policyholder assessments	–	–	(291)	–
Net transfers from (to) separate account	(38)	–	3	3
Interest credited	1	13	110	52
Change in fair value of embedded derivative
instruments and other	–	–	3	–
Balance as of end-of-year	$21	$401	$2,677	$1,562

Weighted-average crediting rate	4.0%	2.8%	4.1%	3.4%
Net amount at risk (1)(2)	$141	$–	$17,528	$–
Cash surrender value	21	400	2,466	1,561

(1)NAR is the current guaranteed minimum benefit in excess of the current account balance as of the balance sheet date. For GLBs, the guaranteed minimum benefit is calculated based on the present value of GLB payments. Our variable annuity products may offer more than one type of guaranteed benefit rider to a policyholder. In instances where more than one guaranteed benefit rider exists in a contract, the guaranteed benefit rider that provides the highest NAR is used in the calculation.
(2)Calculation is based on total account balances and includes both policyholder account balances and separate account balances.

The following table presents policyholder account balances (in millions) by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between the interest being credited to policyholders and the respective guaranteed contract minimums:

	As of December 31, 2024
	At Guaranteed Minimum	1-50 Basis Points Above	51-100 Basis Points Above	101-150 Basis Points Above	Greater Than 150 Basis Points Above	Total

Range of Guaranteed
Minimum Crediting Rate
Variable Annuities
Up to 1.00%	$–	$–	$–	$–	$–	$–
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	10	–	–	–	–	10
3.01% - 4.00%	–	–	–	–	–	–
4.01% and above	–	–	–	–	–	–
Other (1)	–	–	–	–	–	6
Total	$10	$–	$–	$–	$–	$16

Fixed Annuities
Up to 1.00%	$1	$3	$4	$6	$1	$15
1.01% - 2.00%	9	–	1	–	–	10
2.01% - 3.00%	175	5	–	–	–	180
3.01% - 4.00%	70	–	–	–	–	70
4.01% and above	31	–	–	–	–	31
Other (1)	–	–	–	–	–	38
Total	$286	$8	$5	$6	$1	$344

UL and Other
Up to 1.00%	$–	$–	$7	$–	$1	$8
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	781	–	–	–	–	781
3.01% - 4.00%	1,265	–	–	–	–	1,265
4.01% and above	309	–	–	–	–	309
Other (1)	–	–	–	–	–	255
Total	$2,355	$–	$7	$–	$1	$2,618

Retirement Plan Services
Up to 1.00%	$4	$–	$14	$423	$143	$584
1.01% - 2.00%	–	7	77	11	–	95
2.01% - 3.00%	58	–	–	–	–	58
3.01% - 4.00%	149	–	–	–	–	149
4.01% and above	655	–	–	–	–	655
Total	$866	$7	$91	$434	$143	$1,541

	As of December 31, 2023
		1-50 Basis Points Above	51-100 Basis Points Above	101-150 Basis Points Above	Greater Than 150 Basis Points Above
	At Guaranteed Minimum					Total
Range of Guaranteed
Minimum Crediting Rate
Variable Annuities
Up to 1.00%	$–	$–	$–	$–	$–	$–
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	10	–	–	–	–	10
3.01% - 4.00%	–	–	–	–	–	–
4.01% and above	–	–	–	–	–	–
Other (1)	–	–	–	–	–	11
Total	$10	$–	$–	$–	$–	$21

Fixed Annuities
Up to 1.00%	$2	$3	$6	$7	$2	$20
1.01% - 2.00%	11	1	2	2	–	16
2.01% - 3.00%	186	24	–	–	–	210
3.01% - 4.00%	79	–	–	–	–	79
4.01% and above	32	–	–	–	–	32
Other (1)	–	–	–	–	–	44
Total	$310	$28	$8	$9	$2	$401

UL and Other
Up to 1.00%	$–	$–	$8	$–	$–	$8
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	812	–	–	–	–	812
3.01% - 4.00%	1,295	–	–	–	–	1,295
4.01% and above	315	–	–	–	–	315
Other (1)	–	–	–	–	–	247
Total	$2,422	$–	$8	$–	$–	$2,677

Retirement Plan Services
Up to 1.00%	$1	$15	$9	$386	$123	$534
1.01% - 2.00%	1	23	67	7	–	98
2.01% - 3.00%	67	–	–	–	–	67
3.01% - 4.00%	162	–	–	–	–	162
4.01% and above	701	–	–	–	–	701
Total	$932	$38	$76	$393	$123	$1,562

(1)Consists of indexed account balances that include the fair value of embedded derivative instruments, payout annuity account balances, short-term dollar cost averaging annuities business and policy loans.

11. Future Contract Benefits

The following table reconciles future contract benefits (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
Payout Annuities (1)	$114	$122
Traditional Life (1)	360	383
Group Protection (2)	108	105
UL and Other (3)	1,141	1,091
Other (4)	424	456
Total future contract benefits	$2,147	$2,157

(1)See “LFPB” below for further information.
(2)See “Liability for Future Claims” below for further information.
(3)See “Additional Liabilities for Other Insurance Benefits” below for further information.
(4)Represents other miscellaneous reserves that are not representative of long-duration contracts and are excluded from the following tables.

LFPB

The following table summarizes the balances of and changes in the present values of expected net premiums and LFPB (in millions, except years):

	As of or For the Year Ended December 31, 2024		As of or For the Year Ended December 31, 2023
	Payout Annuities	Traditional Life	Payout Annuities	Traditional Life
Present Value of Expected Net Premiums
Balance as of beginning-of-year	$–	$130	$–	$140
Less: Effect of cumulative changes in discount
rate assumptions	–	1	–	4
Beginning balance at original discount rate	–	129	–	144
Effect of changes in cash flow assumptions	–	7	–	(2)
Effect of actual variances from expected experience	–	(8)	–	(3)
Adjusted balance as of beginning-of-year	–	128	–	139
Issuances	–	–	–	–
Interest accrual	–	6	–	7
Net premiums collected	–	(16)	–	(17)
Flooring impact of LFPB	–	–	–	–
Ending balance at original discount rate	–	118	–	129
Effect of cumulative changes in discount rate assumptions	–	(1)	–	1
Balance as of end-of-year	$–	$117	$–	$130

Present Value of Expected LFPB
Balance as of beginning-of-year	$122	$513	$111	$539
Less: Effect of cumulative changes in discount
rate assumptions	(6)	6	(10)	(2)
Beginning balance at original discount rate (1)	128	507	121	541
Effect of changes in cash flow assumptions	–	6	–	(2)
Effect of actual variances from expected experience	1	(3)	1	(5)
Adjusted balance as of beginning-of-year	129	510	122	534
Issuances	2	–	12	–
Interest accrual	5	14	5	15
Benefit payments	(12)	(47)	(11)	(42)
Ending balance at original discount rate (1)	124	477	128	507
Effect of cumulative changes in discount rate assumptions	(10)	–	(6)	6
Balance as of end-of-year	$114	$477	$122	$513

Net balance as of end-of-year	$114	$360	$122	$383
Less: Reinsurance recoverables	1	21	1	21
Net balance as of end-of-year, net of reinsurance	$113	$339	$121	$362

Weighted-average duration of future policyholder
benefit liability (years)	9	6	9	6

(1)Includes DPL within Payout Annuities of $2 million, $3 million and $1 million as of December 31, 2024, 2023 and 2022, respectively.

For the years ended December 31, 2024 and 2023, Payout Annuities and Traditional Life did not have a significant cash flow assumption impact to net income (loss) attributable to the annual assumption review or significantly different actual experience compared to expected.

The following table summarizes the discounted and undiscounted expected future gross premiums and expected future benefit payments (in millions):

	As of December 31, 2024		As of December 31, 2023
	Undiscounted	Discounted	Undiscounted	Discounted
Payout Annuities
Expected future gross premiums	$–	$–	$–	$–
Expected future benefit payments	201	114	202	122
Traditional Life
Expected future gross premiums	380	264	404	290
Expected future benefit payments	580	477	617	513

The following table summarizes the gross premiums and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Payout Annuities
Gross premiums	$2	$12	$6
Interest accretion	5	5	5
Traditional Life
Gross premiums	35	38	41
Interest accretion	8	8	9

The following table summarizes the weighted-average interest rates:

	For the Years Ended December 31,
	2024	2023
Payout Annuities
Interest accretion rate	4.4%	4.4%
Current discount rate	5.4%	4.9%
Traditional Life
Interest accretion rate	5.7%	5.6%
Current discount rate	5.1%	4.6%

Liability for Future Claims

The following table summarizes the balances of and changes in liability for future claims (in millions, except years):

	Group Protection
	As of or For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$105	$94
Less: Effect of cumulative changes in discount
rate assumptions	(8)	(10)
Beginning balance at original discount rate	113	104
Effect of changes in cash flow assumptions	(1)	–
Effect of actual variances from expected
experience	(4)	(2)
Adjusted beginning-of-year balance	108	102
New incidence	30	30
Interest	3	3
Benefit payments	(23)	(22)
Ending balance at original discount rate	118	113
Effect of cumulative changes in discount
rate assumptions	(10)	(8)
Balance as of end-of-year	108	105
Less: Reinsurance recoverables	2	3
Balance as of end-of-year, net of reinsurance	$106	$102

Weighted-average duration of liability for future
claims (years)	5	5

For the years ended December 31, 2024 and 2023, we did not have a significant cash flow assumption impact to net income (loss) attributable to the annual assumption review or significantly different actual experience compared to expected.

The following table summarizes the discounted and undiscounted expected future benefit payments (in millions):

	As of December 31, 2024		As of December 31, 2023
	Undiscounted	Discounted	Undiscounted	Discounted
Group Protection
Expected future benefit payments	$141	$108	$134	$105

The following table summarizes the gross premiums and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Group Protection
Gross premiums	$99	$84	$62
Interest accretion	3	3	3

The following table summarizes the weighted-average interest rates:

	For the Years Ended December 31,
	2024	2023
Group Protection
Interest accretion rate	3.3%	3.0%
Current discount rate	5.1%	4.7%

Additional Liabilities for Other Insurance Benefits

The following table summarizes the balances of and changes in additional liabilities for other insurance benefits (in millions, except years):

	UL and Other
	As of or For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$1,091	$1,051
Less: Effect of cumulative changes in shadow
balance in AOCI	(21)	(33)
Balance as of beginning-of-year, excluding
shadow balance in AOCI	1,112	1,084
Effect of changes in cash flow assumptions	18	(25)
Effect of actual variances from expected
experience	23	(17)
Adjusted beginning-of-year balance	1,153	1,042
Interest accrual	49	46
Net assessments collected	68	74
Benefit payments	(101)	(50)
Balance as of end-of-year, excluding
shadow balance in AOCI	1,169	1,112
Effect of cumulative changes in shadow
balance in AOCI	(28)	(21)
Balance as of end-of-year	1,141	1,091
Less: Reinsurance recoverables	118	114
Balance as of end-of-year, net of reinsurance	$1,023	$977

Weighted-average duration of additional liabilities
for other insurance benefits (years)	15	15

For the years ended December 31, 2024 and 2023, we did not have a significant cash flow assumption impact to net income (loss) attributable to the annual assumption review or significantly different actual experience compared to expected.

The following table summarizes the gross assessments and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
UL and Other
Gross assessments	$169	$186	$173
Interest accretion	49	46	38

The following table summarizes the weighted-average interest rates:

	For the Years Ended December 31,
	2024	2023
UL and Other
Interest accretion rate	4.8%	4.8%

12. Fair Value of Financial Instruments

Financial Instruments Carried at Fair Value

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2024
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$5,397	$19	$5,416
ABS	–	150	22	172
U.S. government bonds	9	–	–	9
Foreign government bonds	–	15	–	15
RMBS	–	224	3	227
CMBS	–	106	–	106
State and municipal bonds	–	358	–	358
Hybrid and redeemable preferred securities	–	36	–	36
Equity securities	–	9	–	9
Derivative investments (1)	–	21	–	21
Other investments – short-term investments	–	–	1	1
MRB assets	–	–	267	267
Other assets – LPR ceded derivative	–	–	15	15
Separate account assets	20	7,862	–	7,882
Total assets	$29	$14,178	$327	$14,534

Liabilities
Policyholder account balances – fixed annuity
and IUL contracts	$–	$–	$(2)	$(2)
MRB liabilities	–	–	(32)	(32)
Other liabilities:
Ceded MRBs	–	–	(187)	(187)
Derivative liabilities (1)	–	(1)	–	(1)
Total liabilities	$–	$(1)	$(221)	$(222)

	As of December 31, 2023
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$5,670	$14	$5,684
ABS	–	139	10	149
U.S. government bonds	10	–	–	10
Foreign government bonds	–	21	–	21
RMBS	–	238	3	241
CMBS	–	110	–	110
State and municipal bonds	–	465	–	465
Hybrid and redeemable preferred securities	–	44	–	44
Equity securities	–	8	–	8
Derivative investments (1)	–	18	–	18
MRB assets	–	–	215	215
Other assets – LPR ceded derivative	–	–	16	16
Separate account assets	20	7,578	–	7,598
Total assets	$30	$14,291	$258	$14,579

Liabilities
Policyholder account balances – fixed annuity
and IUL contracts	$–	$–	$(2)	$(2)
MRB liabilities	–	–	(57)	(57)
Other liabilities:
Ceded MRBs	–	–	(123)	(123)
Derivative liabilities (1)	–	(2)	–	(2)
Total liabilities	$–	$(2)	$(182)	$(184)

(1)Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology. The summary schedule excludes changes to MRB assets and MRB liabilities as these balances are rolled forward in Note 8.

	For the Year Ended December 31, 2024
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Assets
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$14	$–	$1	$10	$(6)	$19
ABS	10	–	(1)	32	(19)	22
RMBS	3	–	–	–	–	3
CMBS	–	–	–	1	(1)	–
Other investments	–	–	–	1	–	1
Other assets – LPR ceded derivative (3)	16	(1)	–	–	–	15
Liabilities
Policyholder account balances – fixed
annuity and IUL contracts (4)	(2)	(2)	–	2	–	(2)
Other liabilities – ceded MRBs (5)	(123)	(64)	–	–	–	(187)
Total, net	$(82)	$(67)	$–	$46	$(26)	$(129)

	For the Year Ended December 31, 2023
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Assets
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$11	$–	$–	$(4)	$7	$14
ABS	9	–	–	6	(5)	10
RMBS	–	–	–	–	3	3
Hybrid and redeemable
preferred securities	4	–	(1)	–	(3)	–
Other assets – LPR ceded derivative (3)	14	2	–	–	–	16
Liabilities
Policyholder account balances – fixed
annuity and IUL contracts (4)	1	(3)	–	–	–	(2)
Other liabilities – ceded MRBs (5)	(68)	(55)	–	–	–	(123)
Total, net	$(29)	(56)	(1)	2	2	(82)

	For the Year Ended December 31, 2022
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Assets
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$100	$–	$(44)	$8	$(53)	$11
ABS	10	–	(1)	–	–	9
Foreign government bonds	6	–	(3)	–	(3)	–
Hybrid and redeemable
preferred securities	5	–	(1)	–	–	4
Other assets:
Ceded MRBs (5)	83	(83)	–	–	–	–
LPR ceded derivative (3)	19	(5)	–	–	–	14
Liabilities
Policyholder account balances –
indexed annuity and IUL contracts
embedded derivatives (4)	(3)	3	–	1	–	1
Other liabilities – ceded MRBs (5)	(19)	(49)	–	–	–	(68)
Total, net	$201	$(134)	$(49)	$9	$(56)	$(29)

(1)The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)Amortization and accretion of premiums and discounts are included in net investment income on the Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).
(3)Gains (losses) from the changes in fair value are included in benefits on the Statements of Comprehensive Income (Loss).
(4)Gains (losses) from the changes in fair value are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).
(5)Gains (losses) from the changes in fair value are included in market risk benefit gain (loss) on the Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, (in millions) as reported above:

	For the Year Ended December 31, 2024
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$–	$–	$–	$(1)	$10
ABS	34	–	–	(2)	–	32
CMBS	1	–	–	–	–	1
Other investments	2	–	(1)	–	–	1
Policyholder account balances – fixed
annuity and IUL contracts	–	–	–	2	–	2
Total, net	$48	$–	$(1)	$–	$(1)	$46

	For the Year Ended December 31, 2023
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1	$–	$–	$–	$(5)	$(4)
ABS	8	–	–	(2)	–	6
Total, net	$9	$–	$–	$(2)	$(5)	$2

	For the Year Ended December 31, 2022
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(2)	$–	$(1)	$–	$8
ABS	1	–	–	(1)	–	–
Policyholder account balances –
indexed annuity and IUL contracts
embedded derivatives	–	–	–	1	–	1
Total, net	$12	$(2)	$–	$(1)	$–	$9

The following summarizes changes in unrealized gains (losses) included in net income related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2024	2023	2022
MRBs (1)	70	65	13
Other assets – LPR ceded derivative (2)	(1)	2	(5)
Total, net	$69	$67	$8

(1)Included in market risk benefit gain (loss) on the Statements of Comprehensive Income (Loss).
(2)Included in benefits on the Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2024	2023	2022
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$–	$(44)
ABS	–	–	(1)
Foreign government bonds	–	–	(3)
Hybrid and redeemable preferred securities	–	–	(1)
Total, net	$–	$–	$(49)

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2024
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$(6)	$(6)
ABS	–	(19)	(19)
CMBS	–	(1)	(1)
Total, net	$–	$(26)	$(26)

	For the Year Ended December 31, 2023
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$9	$(2)	$7
ABS	–	(5)	(5)
RMBS	3	–	3
Hybrid and redeemable preferred securities	1	(4)	(3)
Total, net	$13	$(11)	$2

	For the Year Ended December 31, 2022
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$3	$(56)	$(53)
Foreign government bonds	–	(3)	(3)
Total, net	$3	$(59)	$(56)

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2024, 2023 and 2022, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available. In 2022, transfers out of Level 3 included corporate bonds for which we changed valuation techniques. This change in valuation technique was primarily from a change to a third-party-provided pricing model that did not use significant unobservable inputs. This updated valuation technique is considered industry standard and provides us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2024:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities –
Corporate bonds	$8	Discounted cash flow	Liquidity/duration adjustment (2)	1.9%	-	2.8%	2.0%

MRB assets	267	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	92%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.25%	-	2.00%	1.58%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	14.50%
Other assets – LPR
ceded derivative	15	Discounted cash flow	Lapse (3)	0.1%	-	2.00%	(10)
			Non-performance risk (6)	0.25%	-	2.00%	1.40%
			Mortality (7)			(9)	(10)
Liabilities
Policyholder account
balances – indexed
annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(32)
Other liabilities –
ceded MRBs	(187)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	92%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.25%	-	2.00%	1.58%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	14.50%

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2023:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities –
Corporate bonds	$1	Discounted cash flow	Liquidity/duration adjustment (2)	2.1%	-	2.1%	2.1%

MRB assets	215	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.51%	-	2.13%	1.78%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	13.92%
Other assets – LPR
ceded derivative	16	Discounted cash flow	Lapse (3)	0.1%	-	2.00%	(10)
			Non-performance risk (6)	0.51%	-	2.13%	1.58%
			Mortality (7)			(9)	(10)
Liabilities
Policyholder account
balances – indexed
annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(57)
Other liabilities –
ceded MRBs	(123)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.51%	-	2.13%	1.78%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	13.92%

(1)Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(3)The lapse input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity contracts represents the lapses during the surrender charge period.
(4)The utilization of GLB withdrawals input represents the estimated percentage of policyholders that utilize the GLB withdrawal riders.
(5)The utilization factors are applied to the present value of claims or premiums, as appropriate, in the MRB calculation to estimate the impact of inefficient GLB withdrawal behavior, including taking less than or more than the maximum GLB withdrawal.
(6)The non-performance risk input represents the estimated additional credit spread that market participants would apply to the market

observable discount rate when pricing a contract. The non-performance risk input was weighted by the absolute value of the         sensitivity of the reserve to the non-performance risk assumption. The non-performance risk input for LPR ceded derivative was weighted using a simple average.
(7)The mortality input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(8) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account balance assigned to each index.
(9)The mortality is based on a combination of company and industry experience, adjusted for improvement factors.
(10)A weighted average input range is not a meaningful measurement for lapse, utilization factors or mortality.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse or mortality inputs would have resulted in a decrease in the fair value measurement.
•LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position: an increase in our lapse, non-performance risk or mortality inputs would have resulted in an increase in the fair value measurement.
•MRBs – Assuming our MRBs are in a liability position: an increase in our lapse, non-performance risk or mortality inputs would have resulted in a decrease in the fair value measurement, except for policies with GDB riders only, in which case an increase in mortality inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see Note 1.

Financial Instruments Not Carried at Fair Value

The following summarizes the fair value by the fair value hierarchy levels and the carrying amount of our financial instruments not carried at fair value (in millions):

	As of December 31, 2024
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value	Amount
Assets
Investments:
Mortgage loans on real estate	$–	$797	$–	$797	$897
Other investments	–	–	2	2	2
Policy loans	–	181	–	181	181
Cash and invested cash	–	133	–	133	133

Liabilities
Policyholder account balances and other liabilities	$–	$–	$(808)	$(808)	$(1,247)
Other liabilities – short-term debt	–	(4)	–	(4)	(4)
Funds withheld reinsurance-related liabilities –
excluding embedded derivatives	–	–	(1,670)	(1,670)	(1,670)

	As of December 31, 2023
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value	Amount
Assets
Investments:
Mortgage loans on real estate	$–	$826	$–	$826	$919
Other investments	–	–	2	2	2
Policy loans	–	188	–	188	188
Cash and invested cash	–	75	–	75	75

Liabilities
Policyholder account balances and other liabilities	$–	$–	$(962)	$(962)	$(1,291)
Other liabilities – short-term debt	–	(6)	–	(6)	(6)
Funds withheld reinsurance-related liabilities –
excluding embedded derivatives	–	–	(1,638)	(1,638)	(1,638)

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on the Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown above are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, LTV, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments, excluding short-term investments, approximates fair value and primarily includes FHLB stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value. The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Policy Loans

The carrying value for policy loans are the unpaid principal balances. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.

Policyholder Account Balances and Other Liabilities

Policyholder account balances and other liabilities include account balances of certain investment contracts that exclude significant mortality or morbidity risk. The fair value of the account balances of certain investment contracts is based on a discounted cash flow model as of the balance sheet date. The inputs used to measure the fair value of these policyholder account balances are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value. The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Funds Withheld Reinsurance Liabilities

Funds withheld reinsurance liabilities includes our obligation to pay reinsurers under coinsurance with funds withheld and modified coinsurance arrangements where the Company is the cedant. This liability includes embedded derivatives, which are total return swaps with contractual returns that are attributable to the Company’s reinsurance agreements. The embedded derivatives are carried at fair value and thus excluded from the preceding table. The inputs used to measure the remaining balance are classified as Level 3 within the fair value hierarchy.

13. Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments and tax authorities, regularly make inquiries and conduct examinations, investigations or audits concerning our compliance with, among other things, insurance laws, tax laws and unclaimed property laws. Tax-related matters can include disputes with taxing authorities, ongoing audits, evaluation of filing positions and any potential assessments related thereto.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2024. An adverse outcome in one or more of these matters may have a material impact on the financial statements, but, based on information currently known, management does not believe those cases are likely to have such an impact.

Cost of Insurance Litigation

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019. Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies. On March 31, 2022, the court issued an order granting plaintiff’s motion for class certification and certified a class of all current or former owners of six universal life insurance products issued by LLANY that were assessed a cost of insurance charge any time on or after June 27, 2013. Plaintiff seeks damages on behalf of the class. On April 19, 2023, LLANY filed a motion for summary judgment. On March 7, 2024, the parties in Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, which has been previously disclosed by our parent company, LNL, entered into a provisional settlement agreement that encompasses all policies at issue in this case, as the Glover case is inclusive of all policies in this case, as well as in the lawsuit TVPX ARS INC., as Securities Intermediary for Consolidated Wealth Management, LTD. v. The Lincoln National Life Insurance Company, which has been previously disclosed by our parent company, LNL, and one additional case to which an affiliate of LNL is a party, Iwanski v. First Penn-Pacific Life Insurance Company, which has been previously disclosed by LNL’s parent company, LNC. The Glover plaintiffs’ motion for preliminary approval of the provisional settlement was filed on March 8, 2024, and on September 4, 2024, the court granted preliminary approval of the provisional settlement. On December 16, 2024, the court heard oral argument on the issue of whether to grant final approval of the provisional settlement. The provisional settlement for Glover class members (inclusive of all policyholders in TVPX ARS INC., Vida and Iwanski) remains subject to final approval of the court. While reasonably possible, the provisional settlement is currently not expected to have a material effect on LLANY’s financial statements. On March 29, 2024, the court issued its summary judgment decision, granting LLANY’s motion in part and denying it in part, and entering summary judgment against twenty-two policyholders that the court determined were not economically harmed. On June 25, 2024, the court granted LLANY’s April 12, 2024, motion to stay proceedings in this matter pending the completion of the approval process in Glover.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020. Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe

Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death. Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies. Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class. On July 2, 2021, the court granted, with prejudice, LLANY’s November 2020 motion to dismiss this matter. Plaintiff filed a notice of appeal on July 28, 2021, and on September 26, 2022, the U.S. Court of Appeals for the Second Circuit reserved its decision and certified a question to the New York Court of Appeals. On October 20, 2022, the New York Court of Appeals accepted the question. On October 19, 2023, the New York Court of Appeals answered the question in LLANY’s favor and transmitted the decision to the U.S. Court of Appeals for the Second Circuit. Plaintiff sought, and was granted, supplemental briefing before the U.S. Court of Appeals for the Second Circuit with respect to certain aspects of the New York Court of Appeals’ decision. The supplemental briefing was completed January 23, 2024. On August 8, 2024, the U.S. Court of Appeals for the Second Circuit affirmed the District Court’s decision dismissing the case. Plaintiff’s November 6, 2024, deadline by which to file a petition for a writ of certiorari to the Supreme Court has passed. As a result, with the affirmation of the decision dismissing the case, this matter is now concluded.

Commitments

Vulnerability from Concentrations

As of December 31, 2024, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business. However, we do have a concentration in a market and geographic area in which business is conducted. For the years ended December 31, 2024 and 2023, 84% and 87%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

14. Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2024	2023	2022
Unrealized Gain (Loss) on Fixed Maturity AFS Securities and Certain Other Investments
Balance as of beginning-of-year	$(467)	$(652)	$879
Unrealized holding gains (losses) arising during the year	(242)	251	(2,102)
Change in foreign currency exchange rate adjustment	(6)	4	(10)
Change in future contract benefits and policyholder account balances, net of reinsurance	17	(27)	174
Income tax benefit (expense)	49	(48)	407
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(3)	(6)	–
Income tax benefit (expense)	1	1	–
Balance as of end-of-year	$(647)	$(467)	$(652)
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$11	$17	$1
Unrealized holding gains (losses) arising during the year	1	(3)	12
Change in foreign currency exchange rate adjustment	6	(4)	10
Income tax benefit (expense)	(2)	2	(5)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	2	1	1
Balance as of end-of-year	$14	$11	$17
Market Risk Benefit Non-Performance Risk Gain (Loss)
Balance as of beginning-of-year	$42	$78	$87
Adjustment arising during the year	(57)	(46)	(11)
Income tax benefit (expense)	12	10	2
Balance as of end-of-year	$(3)	$42	$78
Policyholder Liability Discount Rate Remeasurement Gain (Loss)
Balance as of beginning-of-year	$7	$14	$(48)
Adjustment arising during the year	11	(9)	79
Income tax benefit (expense)	(2)	2	(17)
Balance as of end-of-year	$16	$7	$14

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Unrealized Gain (Loss) on Fixed Maturity AFS
Securities and Certain Other Investments
Reclassification	$(3)	$(6)	$–	Realized gain (loss)
Reclassification before income tax benefit (expense)	(3)	(6)	–	Income (loss) before taxes
Income tax benefit (expense)	1	1	–	Federal income tax expense (benefit)
Reclassification, net of income tax	$(2)	$(5)	$–	Net income (loss)
Unrealized Gain (Loss) on Derivative Instruments
Foreign currency contracts	$2	$1	$1	Net investment income
Reclassifications, net of income tax	$2	$1	$1	Net income (loss)

15. Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Fixed maturity AFS securities:
Gross gains	$–	$1	$1
Gross losses	(3)	(7)	(1)
Credit loss benefit (expense) (1)	–	(1)	(3)
Realized gain (loss) on equity securities (2)	1	–	–
Credit loss benefit (expense) on mortgage loans on real estate	1	–	–
Credit loss benefit (expense) on reinsurance-related assets	–	–	(17)
Indexed product derivative results (3)	–	–	(1)
GLB rider fees ceded to LNL and attributed fees	10	9	4
Total realized gain (loss)	$9	$2	$(17)

(1)Includes changes in the allowance for credit losses as well as direct write-downs to amortized cost as a result of negative credit events.
(2)Includes mark-to-market adjustments on equity securities still held of $1 million for the year ended December 31, 2024. There were no mark-to-market adjustments on equity securities for the years ended December 31, 2023 and 2022.
(3)Represents the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts, and the associated index options to hedge policyholder index allocations applicable to future reset periods for our indexed annuity products.

16. Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Commissions	$51	$52	$55
General and administrative expenses	71	77	70
Expenses associated with reserve financing, LOCs and other	22	20	19
DAC and VOBA deferrals, net of amortization	38	39	33
Taxes, licenses and fees	17	19	23
Total	$199	$207	$200

17. Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Current	$(3)	$37	$(13)
Deferred	27	(10)	(20)
Federal income tax expense (benefit)	$24	$27	$(33)

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Income (loss) before taxes	$164	$155	$(123)
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	34	33	(26)
Effect of:
Tax-preferred investment income (1)	(2)	(4)	(5)
Tax credits	(1)	(2)	(2)
Release of uncertain tax positions	(7)	–	–
Federal income tax expense (benefit)	$24	$27	$(33)
Effective tax rate	15%	17%	27%

(1)Relates primarily to separate account dividends eligible for the dividends-received deduction.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2024	2023
Current	$9	$(5)
Deferred	18	(12)
Total federal income tax asset (liability)	$27	$(17)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2024	2023
Deferred Tax Assets
Net unrealized loss on fixed maturity AFS securities	$182	$131
Tax credits	2	2
Other	1	1
Total deferred tax assets	$185	$134
Deferred Tax Liabilities
DAC and VOBA	77	83
Insurance liabilities and reinsurance-related balances	73	49
Investment activity	5	4
MRB-related activity	10	8
Other	2	2
Total deferred tax liabilities	$167	$146
Net deferred tax asset (liability)	$18	$(12)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2024, we have $2 million of federal income tax credits that can be carried forward to 2030 through 2034. As of December 31, 2024, we did not have any net operating loss carryforwards or net capital loss carryforwards.

We are subject to examination by U.S. federal, state, local and non-U.S. income tax authorities. With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2020. In the first quarter of 2021, the Internal Revenue Service commenced an examination of our 2014, 2015, 2016 and 2017 refund claims. We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

A reconciliation of the gross unrecognized federal tax benefits (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$9	$3
Increases for prior year tax positions	(7)	6
Balance as of end-of-year	$2	$9

As of December 31, 2024 and 2023, $2 million and $9 million, respectively, of our gross unrecognized federal tax benefits presented above, if recognized, would have affected our federal income tax expense (benefit) and our effective tax rate. We anticipate that it is reasonably possible that unrecognized tax benefits will not decrease by the end of 2025.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2024, 2023 and 2022, we recognized no interest and penalty expense (benefit), and there was no accrued interest and penalty expense related to the unrecognized tax benefits as of December 31, 2024 and 2023.

In August 2022, the Inflation Reduction Act of 2022 was passed by the U.S. Congress and signed into law by President Biden. The Inflation Reduction Act of 2022 established a new 15% corporate alternative minimum tax for corporations whose average adjusted net income for any consecutive three-year period beginning after December 31, 2022, exceeds $1.0 billion. This provision became effective for tax years beginning after December 31, 2022. We determined that we were not within the scope of the corporate alternative minimum tax for 2024.

18. Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2024	2023
U.S. capital and surplus	$985	$1,033

	For the Years Ended December 31,
	2024	2023	2022
U.S. net gain (loss) from operations, after-tax	$141	$165	$72
U.S. net income (loss)	143	159	68

State Prescribed Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves and use of minimum reserve methods and assumptions for individual life insurance and variable annuity contracts that may be more conservative than those required by NAIC SAP.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2024	2023
State Prescribed Practices
Conservative valuation rate on certain annuities	$1	$(2)
Calculation of reserves using continuous CARVM	1	(1)
Conservative Reg 213 reserves on variable annuity and individual life
insurance contracts	20	(31)

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2024, the Company’s RBC ratio was approximately nine times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York

State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation. The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of approximately $100 million in 2025 without New York State Department of Financial Services approval.

19. Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2024	2023	2022
Net cash paid (received) for:
Income taxes	$11	$47	$(27)
Interest	2	2	–

20. Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on the Balance Sheets:

	As of December 31,
	2024	2023
Assets with affiliates:
Ceded reinsurance contracts	$83	$100	Reinsurance recoverables, net of
			allowance for credit losses
Ceded reinsurance contracts	21	22	Other assets
Service agreement receivable	1	4	Other assets

Liabilities with affiliates:
Cash management agreement	4	6	Other liabilities
Ceded reinsurance contracts	198	135	Other liabilities
Service agreement payable	27	13	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(51)	$(44)	$(41)	Insurance premiums
Cash management agreement activity	–	(2)	–	Net investment income
Realized gains (losses) on ceded reinsurance
contracts – other gains (losses)	(32)	(34)	(36)	Realized gain (loss)

Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded
reinsurance contracts	(2)	(2)	5	Benefits
Interest credited on ceded reinsurance contracts	(1)	(1)	(1)	Interest credited
Market risk benefit (gain) loss on ceded
reinsurance contracts	65	54	132	Market risk benefit (gain) loss
Ceded reinsurance contracts	(12)	(14)	(17)	Commissions and other expenses
Service agreement payments	74	82	72	Commissions and other expenses
Cash management agreement activity	2	–	–	Commissions and other expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing limit is currently 2% of our admitted assets as of December 31, 2024.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, account balances, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly owned subsidiary of LNC. We cede MRBs on certain variable annuity GLB and GDB to LNL where these guarantees are incorporated into our overall variable annuity hedging program.

21. Subsequent Events

Management evaluated subsequent events for the Company through March 28, 2025, the date the financial statements were available to be issued.

On March 21, 2025, LLANY paid a cash dividend in the amount of $98 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of assets and liabilities
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

AB VPS Discovery Value Portfolio - Class A	$3,907,453	$3,907,453	$3,907,453
AB VPS International Value Portfolio - Class A	720,958	720,958	720,958
AB VPS Large Cap Growth Portfolio - Class A	386,955	386,955	386,955
AB VPS Relative Value Portfolio - Class A	1,049,436	1,049,436	1,049,436
AB VPS Sustainable Global Thematic Portfolio - Class A	900,776	900,776	900,776
American Funds Global Growth Fund - Class 2	3,492,159	3,492,159	3,492,159
American Funds Global Small Capitalization Fund - Class 2	4,035,521	4,035,521	4,035,521
American Funds Growth Fund - Class 2	13,556,557	13,556,557	13,556,557
American Funds Growth-Income Fund - Class 2	10,948,589	10,948,589	10,948,589
American Funds International Fund - Class 2	6,974,824	6,974,824	6,974,824
ClearBridge Variable Mid Cap Portfolio - Class I	232,088	232,088	232,088
DWS Alternative Asset Allocation VIP Portfolio - Class A	361,221	361,221	361,221
DWS Equity 500 Index VIP Portfolio - Class A	3,972,525	3,972,525	3,972,525
DWS Small Cap Index VIP Portfolio - Class A	803,945	803,945	803,945
Fidelity® VIP Asset Manager Portfolio - Initial Class	24,383	24,383	24,383
Fidelity® VIP Contrafund® Portfolio - Service Class	6,832,177	6,832,177	6,832,177
Fidelity® VIP Equity-Income Portfolio - Initial Class	29,087	29,087	29,087
Fidelity® VIP Equity-Income Portfolio - Service Class	288,800	288,800	288,800
Fidelity® VIP Growth Opportunities Portfolio - Service Class	459,045	459,045	459,045
Fidelity® VIP Growth Portfolio - Service Class	4,280,333	4,280,333	4,280,333
Fidelity® VIP High Income Portfolio - Service Class	91,651	91,651	91,651
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	67,564	67,564	67,564
Fidelity® VIP Mid Cap Portfolio - Service Class	2,957,029	2,957,029	2,957,029
Fidelity® VIP Overseas Portfolio - Service Class	528,444	528,444	528,444
Franklin Income VIP Fund - Class 1	6,519,669	6,519,669	6,519,669
Franklin Mutual Shares VIP Fund - Class 1	2,322,304	2,322,304	2,322,304
Franklin Small-Mid Cap Growth VIP Fund - Class 1	804,393	804,393	804,393
Invesco V.I. American Franchise Fund - Series I Shares	1,427,250	1,427,250	1,427,250
Invesco V.I. Core Equity Fund - Series I Shares	1,576,692	1,576,692	1,576,692
Invesco V.I. Core Plus Bond Fund - Series I Shares	56,896	56,896	56,896
Invesco V.I. EQV International Equity Fund - Series I Shares	655,799	655,799	655,799
Janus Henderson Balanced Portfolio - Institutional Shares	298,212	298,212	298,212
Janus Henderson Balanced Portfolio - Service Shares	296,851	296,851	296,851
Janus Henderson Enterprise Portfolio - Service Shares	130,621	130,621	130,621
Janus Henderson Global Research Portfolio - Institutional Shares	689,713	689,713	689,713
Janus Henderson Global Research Portfolio - Service Shares	92,925	92,925	92,925
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	175,135	175,135	175,135
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	2,371,623	2,371,623	2,371,623
LVIP American Century Balanced Fund - Standard Class II	327,508	327,508	327,508
LVIP American Century Inflation Protection Fund - Standard Class II	606,793	606,793	606,793
LVIP American Century Ultra Fund - Standard Class	3,025,816	3,025,816	3,025,816
LVIP Baron Growth Opportunities Fund - Service Class	1,001,797	1,001,797	1,001,797
LVIP Baron Growth Opportunities Fund - Standard Class	518,455	518,455	518,455
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	637,598	637,598	637,598
LVIP BlackRock Global Allocation Fund - Standard Class	3,257,270	3,257,270	3,257,270
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	21,487	21,487	21,487
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	805,086	805,086	805,086
LVIP BlackRock Real Estate Fund - Standard Class	649,602	649,602	649,602
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of assets and liabilities (continued)
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	$23,243	$23,243	$23,243
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	556,259	556,259	556,259
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	148,577	148,577	148,577
LVIP Dimensional International Core Equity Fund - Standard Class	85,919	85,919	85,919
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	464,733	464,733	464,733
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	569,426	569,426	569,426
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	231,958	231,958	231,958
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1,146,409	1,146,409	1,146,409
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	231,133	231,133	231,133
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	361,313	361,313	361,313
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	211,707	211,707	211,707
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	903,229	903,229	903,229
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	1,391,783	1,391,783	1,391,783
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	385,610	385,610	385,610
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	2,816,283	2,816,283	2,816,283
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	3,824,188	3,824,188	3,824,188
LVIP Government Money Market Fund - Standard Class	2,824,183	2,824,183	2,824,183
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	1,411	1,411	1,411
LVIP JPMorgan High Yield Fund - Standard Class	1,431,926	1,431,926	1,431,926
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	232,387	232,387	232,387
LVIP Macquarie Bond Fund - Standard Class	5,170,561	5,170,561	5,170,561
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	1,771,420	1,771,420	1,771,420
LVIP Macquarie Diversified Income Fund - Standard Class	3,381,842	3,381,842	3,381,842
LVIP Macquarie High Yield Fund - Standard Class	928,618	928,618	928,618
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	1,652,221	1,652,221	1,652,221
LVIP Macquarie Mid Cap Value Fund - Standard Class	1,054,951	1,054,951	1,054,951
LVIP Macquarie SMID Cap Core Fund - Standard Class	2,928,658	2,928,658	2,928,658
LVIP Macquarie Social Awareness Fund - Standard Class	875,134	875,134	875,134
LVIP Macquarie U.S. Growth Fund - Standard Class	3,718,617	3,718,617	3,718,617
LVIP Macquarie U.S. REIT Fund - Standard Class	1,561,802	1,561,802	1,561,802
LVIP Macquarie Value Fund - Standard Class	2,287,535	2,287,535	2,287,535
LVIP Macquarie Wealth Builder Fund - Standard Class	221,147	221,147	221,147
LVIP MFS International Growth Fund - Standard Class	1,610,647	1,610,647	1,610,647
LVIP MFS Value Fund - Standard Class	7,631,997	7,631,997	7,631,997
LVIP Mondrian Global Income Fund - Standard Class	549,241	549,241	549,241
LVIP Mondrian International Value Fund - Standard Class	1,055,445	1,055,445	1,055,445
LVIP SSGA Bond Index Fund - Standard Class	833,910	833,910	833,910
LVIP SSGA Conservative Index Allocation Fund - Standard Class	243,269	243,269	243,269
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	957,593	957,593	957,593
LVIP SSGA International Index Fund - Standard Class	1,601,351	1,601,351	1,601,351
LVIP SSGA International Managed Volatility Fund - Standard Class	36,549	36,549	36,549
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,276,450	1,276,450	1,276,450
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	773,432	773,432	773,432
LVIP SSGA S&P 500 Index Fund - Standard Class	20,151,653	20,151,653	20,151,653
LVIP SSGA Small-Cap Index Fund - Standard Class	1,889,444	1,889,444	1,889,444
LVIP Structured Conservative Allocation Fund - Standard Class	84,552	84,552	84,552
LVIP Structured Moderate Allocation Fund - Standard Class	1,774,628	1,774,628	1,774,628
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	1,139,082	1,139,082	1,139,082
LVIP T. Rowe Price 2020 Fund - Standard Class	60,263	60,263	60,263
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of assets and liabilities (continued)
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

LVIP T. Rowe Price 2030 Fund - Standard Class	$135,008	$135,008	$135,008
LVIP T. Rowe Price 2040 Fund - Standard Class	269,840	269,840	269,840
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	1,430,072	1,430,072	1,430,072
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	14,469	14,469	14,469
LVIP Vanguard Bond Allocation Fund - Standard Class	780,370	780,370	780,370
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	2,880,213	2,880,213	2,880,213
LVIP Vanguard International Equity ETF Fund - Standard Class	1,931,891	1,931,891	1,931,891
LVIP Wellington SMID Cap Value Fund - Standard Class	642,755	642,755	642,755
M Capital Appreciation Fund	12,940	12,940	12,940
M International Equity Fund	18,837	18,837	18,837
M Large Cap Growth Fund	20,055	20,055	20,055
M Large Cap Value Fund	19,369	19,369	19,369
Macquarie VIP Emerging Markets Series - Standard Class	2,457,021	2,457,021	2,457,021
Macquarie VIP Small Cap Value Series - Standard Class	2,652,812	2,652,812	2,652,812
MFS® VIT Growth Series - Initial Class	2,524,687	2,524,687	2,524,687
MFS® VIT Total Return Series - Initial Class	2,564,365	2,564,365	2,564,365
MFS® VIT Utilities Series - Initial Class	2,784,438	2,784,438	2,784,438
MFS® VIT II Core Equity Portfolio - Initial Class	34,748	34,748	34,748
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	1,230,192	1,230,192	1,230,192
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	390,520	390,520	390,520
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	198,205	198,205	198,205
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	819,234	819,234	819,234
Putnam VT Global Health Care Fund - Class IB	166,122	166,122	166,122
Putnam VT Large Cap Value Fund - Class IB	63,567	63,567	63,567
Templeton Foreign VIP Fund - Class 1	164,620	164,620	164,620
Templeton Foreign VIP Fund - Class 2	75,944	75,944	75,944
Templeton Global Bond VIP Fund - Class 1	1,206,650	1,206,650	1,206,650
Templeton Growth VIP Fund - Class 1	353,356	353,356	353,356
Templeton Growth VIP Fund - Class 2	17,349	17,349	17,349
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of operations
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Discovery Value Portfolio - Class A	$32,176	$(6,375)	$25,801	$10,604	$183,208	$193,812	$123,931	$343,544
AB VPS International Value Portfolio - Class A	19,002	(1,397)	17,605	2,736	—	2,736	11,030	31,371
AB VPS Large Cap Growth Portfolio - Class A	205	(790)	(585)	18,668	15,225	33,893	55,650	88,958
AB VPS Relative Value Portfolio - Class A	15,014	(2,110)	12,904	7,665	35,668	43,333	63,557	119,794
AB VPS Sustainable Global Thematic Portfolio - Class A	—	(1,518)	(1,518)	1,527	2,562	4,089	48,369	50,940
American Funds Global Growth Fund - Class 2	54,783	(6,801)	47,982	68,119	103,576	171,695	235,759	455,436
American Funds Global Small Capitalization Fund - Class 2	41,508	(6,786)	34,722	(49,512)	142,190	92,678	(46,749)	80,651
American Funds Growth Fund - Class 2	42,042	(22,619)	19,423	477,819	289,296	767,115	2,642,517	3,429,055
American Funds Growth-Income Fund - Class 2	115,435	(18,471)	96,964	271,101	467,100	738,201	1,385,850	2,221,015
American Funds International Fund - Class 2	87,161	(14,470)	72,691	(7,092)	—	(7,092)	190,249	255,848
ClearBridge Variable Mid Cap Portfolio - Class I	1,829	(620)	1,209	(26,491)	6,290	(20,201)	55,153	36,161
DWS Alternative Asset Allocation VIP Portfolio - Class A	12,624	(576)	12,048	(226)	199	(27)	6,476	18,497
DWS Equity 500 Index VIP Portfolio - Class A	49,940	(6,807)	43,133	158,239	237,909	396,148	416,370	855,651
DWS Small Cap Index VIP Portfolio - Class A	10,040	(1,856)	8,184	4,265	23,532	27,797	52,786	88,767
Fidelity® VIP Asset Manager Portfolio - Initial Class	629	(176)	453	2,298	354	2,652	92	3,197
Fidelity® VIP Contrafund® Portfolio - Service Class	5,749	(10,127)	(4,378)	285,835	770,488	1,056,323	630,217	1,682,162
Fidelity® VIP Equity-Income Portfolio - Initial Class	512	(303)	209	10,200	2,025	12,225	(2,082)	10,352
Fidelity® VIP Equity-Income Portfolio - Service Class	4,831	(594)	4,237	5,777	16,732	22,509	12,597	39,343
Fidelity® VIP Growth Opportunities Portfolio - Service Class	—	(82)	(82)	5,545	—	5,545	131,219	136,682
Fidelity® VIP Growth Portfolio - Service Class	—	(7,232)	(7,232)	117,907	903,753	1,021,660	(3,966)	1,010,462
Fidelity® VIP High Income Portfolio - Service Class	5,182	(7)	5,175	(584)	—	(584)	2,964	7,555
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,586	(454)	2,132	(2,958)	—	(2,958)	2,357	1,531
Fidelity® VIP Mid Cap Portfolio - Service Class	13,700	(5,474)	8,226	51,696	377,735	429,431	22,212	459,869
Fidelity® VIP Overseas Portfolio - Service Class	8,697	(970)	7,727	4,905	24,938	29,843	(15,209)	22,361
Franklin Income VIP Fund - Class 1	328,627	(10,775)	317,852	(13,457)	25,685	12,228	113,235	443,315
Franklin Mutual Shares VIP Fund - Class 1	50,055	(4,158)	45,897	(4,695)	46,238	41,543	152,956	240,396
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(1,608)	(1,608)	(11,684)	—	(11,684)	98,084	84,792
Invesco V.I. American Franchise Fund - Series I Shares	—	(4,331)	(4,331)	34,849	—	34,849	361,080	391,598
Invesco V.I. Core Equity Fund - Series I Shares	10,321	(2,758)	7,563	8,021	123,950	131,971	186,802	326,336
Invesco V.I. Core Plus Bond Fund - Series I Shares	2,263	(339)	1,924	(1,169)	—	(1,169)	845	1,600
Invesco V.I. EQV International Equity Fund - Series I Shares	11,931	(1,346)	10,585	(1,459)	3,547	2,088	(11,096)	1,577
Janus Henderson Balanced Portfolio - Institutional Shares	5,923	—	5,923	1,173	—	1,173	33,155	40,251
Janus Henderson Balanced Portfolio - Service Shares	6,025	(767)	5,258	28,435	—	28,435	19,720	53,413
Janus Henderson Enterprise Portfolio - Service Shares	766	(263)	503	3,126	5,341	8,467	8,036	17,006
Janus Henderson Global Research Portfolio - Institutional Shares	4,857	—	4,857	1,457	20,166	21,623	103,799	130,279
Janus Henderson Global Research Portfolio - Service Shares	530	(179)	351	1,254	2,908	4,162	13,803	18,316
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	—	(186)	(186)	2,633	—	2,633	35,931	38,378
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	—	(3,530)	(3,530)	65,208	19,254	84,462	347,459	428,391
LVIP American Century Balanced Fund - Standard Class II	6,368	(464)	5,904	864	—	864	26,615	33,383
LVIP American Century Inflation Protection Fund - Standard Class II	23,852	(1,078)	22,774	(4,479)	—	(4,479)	(8,645)	9,650
LVIP American Century Ultra Fund - Standard Class	—	(1,585)	(1,585)	3,218	33,490	36,708	157,346	192,469
LVIP Baron Growth Opportunities Fund - Service Class	2,264	(1,517)	747	6,724	4,513	11,237	38,915	50,899
LVIP Baron Growth Opportunities Fund - Standard Class	2,419	(1,132)	1,287	9,041	2,230	11,271	15,076	27,634
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	$17,798	$(1,045)	$16,753	$1,753	$34,281	$36,034	$14,738	$67,525
LVIP BlackRock Global Allocation Fund - Standard Class	42,273	(5,483)	36,790	20,159	76,557	96,716	144,449	277,955
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	487	(30)	457	42	49	91	1,531	2,079
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	31,663	(1,457)	30,206	(9,810)	—	(9,810)	3,073	23,469
LVIP BlackRock Real Estate Fund - Standard Class	18,000	(1,390)	16,610	(8,788)	—	(8,788)	2,373	10,195
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	446	(34)	412	96	62	158	2,169	2,739
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	31	(932)	(901)	12,999	28,088	41,087	72,490	112,676
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	17	(248)	(231)	6,249	8,096	14,345	11,532	25,646
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	—	(4)	(4)	1,169	—	1,169	(577)	588
LVIP Dimensional International Core Equity Fund - Standard Class	2,188	(131)	2,057	1,232	—	1,232	(1,098)	2,191
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	13,022	(901)	12,121	3,235	—	3,235	5,491	20,847
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	6,027	(935)	5,092	17,800	23,178	40,978	53,381	99,451
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,293	(327)	1,966	833	8,868	9,701	22,847	34,514
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	15,909	(2,101)	13,808	22,155	55,030	77,185	115,644	206,637
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	3,638	(427)	3,211	1,579	9,379	10,958	10,971	25,140
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	12,472	(670)	11,802	9,037	—	9,037	16,276	37,115
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	8,240	(371)	7,869	327	—	327	(1,437)	6,759
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	8,832	(1,401)	7,431	30,407	45,352	75,759	130,042	213,232
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	15,590	(2,091)	13,499	3,622	—	3,622	143,315	160,436
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	13,411	(1,243)	12,168	(16,704)	2,541	(14,163)	65,060	63,065
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	81,711	(6,147)	75,564	7,840	20,530	28,370	202,425	306,359
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	114,979	(7,739)	107,240	(13,275)	27,926	14,651	223,589	345,480
LVIP Government Money Market Fund - Standard Class	137,729	(5,249)	132,480	—	101	101	—	132,581
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	28	(2)	26	—	56	56	68	150
LVIP JPMorgan High Yield Fund - Standard Class	77,433	(1,949)	75,484	(4,242)	—	(4,242)	12,480	83,722
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	3,065	(367)	2,698	897	9,649	10,546	18,170	31,414
LVIP Macquarie Bond Fund - Standard Class	251,333	(9,176)	242,157	(65,893)	—	(65,893)	(92,416)	83,848
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	86,819	(2,750)	84,069	(308)	—	(308)	11,449	95,210
LVIP Macquarie Diversified Income Fund - Standard Class	143,599	(5,785)	137,814	(47,103)	—	(47,103)	(32,841)	57,870
LVIP Macquarie High Yield Fund - Standard Class	59,060	(1,941)	57,119	(9,260)	—	(9,260)	9,992	57,851
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	65,678	(2,936)	62,742	(3,412)	—	(3,412)	4,634	63,964
LVIP Macquarie Mid Cap Value Fund - Standard Class	14,421	(1,703)	12,718	18,723	30,152	48,875	82,061	143,654
LVIP Macquarie SMID Cap Core Fund - Standard Class	17,259	(6,223)	11,036	27,609	133,089	160,698	212,305	384,039
LVIP Macquarie Social Awareness Fund - Standard Class	7,004	(1,508)	5,496	7,641	27,308	34,949	113,771	154,216
LVIP Macquarie U.S. Growth Fund - Standard Class	—	(5,826)	(5,826)	89,662	286,885	376,547	615,714	986,435
LVIP Macquarie U.S. REIT Fund - Standard Class	48,780	(3,024)	45,756	12,969	—	12,969	66,575	125,300
LVIP Macquarie Value Fund - Standard Class	44,830	(4,739)	40,091	(6,739)	85,402	78,663	40,338	159,092
LVIP Macquarie Wealth Builder Fund - Standard Class	6,208	(461)	5,747	(33)	—	(33)	10,571	16,285
LVIP MFS International Growth Fund - Standard Class	25,037	(2,641)	22,396	11,530	64,649	76,179	22,325	120,900
LVIP MFS Value Fund - Standard Class	131,219	(14,244)	116,975	247,469	433,484	680,953	85,093	883,021
LVIP Mondrian Global Income Fund - Standard Class	12,290	(843)	11,447	(3,359)	—	(3,359)	(32,887)	(24,799)
LVIP Mondrian International Value Fund - Standard Class	34,134	(2,017)	32,117	12,161	11,160	23,321	(8,787)	46,651
LVIP SSGA Bond Index Fund - Standard Class	28,519	(1,773)	26,746	(53,578)	—	(53,578)	38,426	11,594
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Conservative Index Allocation Fund - Standard Class	$6,793	$(528)	$6,265	$9,994	$1,635	$11,629	$(563)	$17,331
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	29,629	(1,640)	27,989	232	4,086	4,318	51,396	83,703
LVIP SSGA International Index Fund - Standard Class	54,289	(3,249)	51,040	74,717	—	74,717	(76,361)	49,396
LVIP SSGA International Managed Volatility Fund - Standard Class	1,146	(63)	1,083	132	—	132	(397)	818
LVIP SSGA Moderate Index Allocation Fund - Standard Class	32,726	(2,341)	30,385	3,470	12,379	15,849	48,231	94,465
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	19,144	(1,206)	17,938	7,791	8,141	15,932	31,704	65,574
LVIP SSGA S&P 500 Index Fund - Standard Class	222,915	(32,732)	190,183	473,604	1,398,268	1,871,872	1,794,247	3,856,302
LVIP SSGA Small-Cap Index Fund - Standard Class	33,572	(3,680)	29,892	47,387	71,331	118,718	102,634	251,244
LVIP Structured Conservative Allocation Fund - Standard Class	2,768	(137)	2,631	(210)	7,909	7,699	(5,326)	5,004
LVIP Structured Moderate Allocation Fund - Standard Class	63,730	(2,844)	60,886	(583)	233,650	233,067	(147,512)	146,441
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	37,821	(2,039)	35,782	928	164,238	165,166	(92,348)	108,600
LVIP T. Rowe Price 2020 Fund - Standard Class	1,585	(125)	1,460	(1,165)	914	(251)	3,953	5,162
LVIP T. Rowe Price 2030 Fund - Standard Class	2,950	(166)	2,784	74	1,659	1,733	10,136	14,653
LVIP T. Rowe Price 2040 Fund - Standard Class	4,930	(194)	4,736	325	3,841	4,166	22,084	30,986
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	4,215	(2,252)	1,963	19,419	123,411	142,830	140,301	285,094
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	342	(20)	322	55	—	55	1,296	1,673
LVIP Vanguard Bond Allocation Fund - Standard Class	28,309	(1,325)	26,984	(8,138)	—	(8,138)	(10,944)	7,902
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	31,639	(4,815)	26,824	31,453	15,233	46,686	441,202	514,712
LVIP Vanguard International Equity ETF Fund - Standard Class	51,985	(3,528)	48,457	23,169	—	23,169	(1,005)	70,621
LVIP Wellington Capital Growth Fund - Standard Class	—	(2,588)	(2,588)	51,204	585,549	636,753	(189,410)	444,755
LVIP Wellington SMID Cap Value Fund - Standard Class	8,040	(1,665)	6,375	48,396	70,822	119,218	(5,977)	119,616
M Capital Appreciation Fund	255	(25)	230	1	839	840	45	1,115
M International Equity Fund	556	(37)	519	63	—	63	26	608
M Large Cap Growth Fund	—	(38)	(38)	418	1,866	2,284	1,889	4,135
M Large Cap Value Fund	361	(38)	323	401	1,553	1,954	852	3,129
Macquarie VIP Emerging Markets Series - Standard Class	68,907	(5,179)	63,728	22,591	—	22,591	43,610	129,929
Macquarie VIP Small Cap Value Series - Standard Class	35,744	(4,510)	31,234	38,936	98,695	137,631	114,064	282,929
MFS® VIT Growth Series - Initial Class	—	(4,322)	(4,322)	109,164	152,431	261,595	299,211	556,484
MFS® VIT Total Return Series - Initial Class	72,184	(4,825)	67,359	4,806	139,743	144,549	6,343	218,251
MFS® VIT Utilities Series - Initial Class	64,399	(4,716)	59,683	29,247	79,468	108,715	153,229	321,627
MFS® VIT II Core Equity Portfolio - Initial Class	197	(73)	124	1,604	1,435	3,039	2,482	5,645
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(2,490)	(2,490)	11,531	65,722	77,253	173,467	248,230
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,784	(774)	2,010	2,330	12,538	14,868	14,997	31,875
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	413	—	413	4,188	8,900	13,088	32,343	45,844
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	17,695	(1,327)	16,368	(11,519)	—	(11,519)	30,050	34,899
Putnam VT Global Health Care Fund - Class IB	821	(358)	463	311	7,563	7,874	(6,369)	1,968
Putnam VT Large Cap Value Fund - Class IB	662	(122)	540	80	2,695	2,775	6,825	10,140
Templeton Foreign VIP Fund - Class 1	4,932	(1,074)	3,858	5,949	—	5,949	(10,720)	(913)
Templeton Foreign VIP Fund - Class 2	2,102	(18)	2,084	614	—	614	(3,073)	(375)
Templeton Global Bond VIP Fund - Class 1	—	(2,390)	(2,390)	(11,381)	—	(11,381)	(125,461)	(139,232)
Templeton Growth VIP Fund - Class 1	4,068	(949)	3,119	2,935	1,101	4,036	11,398	18,553
Templeton Growth VIP Fund - Class 2	338	—	338	2,417	116	2,533	(641)	2,230
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets
Years Ended December 31, 2023 and 2024

	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Portfolio - Class A	AB VPS Large Cap Growth Portfolio - Class A	AB VPS Relative Value Portfolio - Class A	AB VPS Sustainable Global Thematic Portfolio - Class A	American Funds Global Growth Fund - Class 2	American Funds Global Small Capitalization Fund - Class 2	American Funds Growth Fund - Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$2,887,472	$578,674	$279,343	$836,774	$866,308	$2,844,143	$3,223,637	$9,445,233

Changes From Operations:
Net investment income (loss)	26,407	3,747	(673)	10,895	956	21,903	3,280	17,972
Net realized gain (loss) on investments	221,653	2,290	24,363	73,742	40,543	232,140	(57,936)	653,045
Net change in unrealized appreciation or depreciation on investments	272,527	77,822	73,486	13,414	85,194	366,844	581,579	2,729,495
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	520,587	83,859	97,176	98,051	126,693	620,887	526,923	3,400,512

Changes From Unit Transactions:
Net unit transactions	120,256	(32,422)	(1,391)	3,529	(120,557)	(90,197)	66,125	(1,565,621)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	120,256	(32,422)	(1,391)	3,529	(120,557)	(90,197)	66,125	(1,565,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	640,843	51,437	95,785	101,580	6,136	530,690	593,048	1,834,891

NET ASSETS AT DECEMBER 31, 2023	3,528,315	630,111	375,128	938,354	872,444	3,374,833	3,816,685	11,280,124

Changes From Operations:
Net investment income (loss)	25,801	17,605	(585)	12,904	(1,518)	47,982	34,722	19,423
Net realized gain (loss) on investments	193,812	2,736	33,893	43,333	4,089	171,695	92,678	767,115
Net change in unrealized appreciation or depreciation on investments	123,931	11,030	55,650	63,557	48,369	235,759	(46,749)	2,642,517
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	343,544	31,371	88,958	119,794	50,940	455,436	80,651	3,429,055

Changes From Unit Transactions:
Net unit transactions	35,594	59,476	(77,131)	(8,712)	(22,608)	(338,110)	138,185	(1,152,622)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,594	59,476	(77,131)	(8,712)	(22,608)	(338,110)	138,185	(1,152,622)

TOTAL INCREASE (DECREASE) IN NET ASSETS	379,138	90,847	11,827	111,082	28,332	117,326	218,836	2,276,433

NET ASSETS AT DECEMBER 31, 2024	$3,907,453	$720,958	$386,955	$1,049,436	$900,776	$3,492,159	$4,035,521	$13,556,557
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	American Funds Growth-Income Fund - Class 2	American Funds International Fund - Class 2	ClearBridge Variable Mid Cap Portfolio - Class I	DWS Alternative Asset Allocation VIP Portfolio - Class A	DWS Equity 500 Index VIP Portfolio - Class A	DWS Small Cap Index VIP Portfolio - Class A	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$8,230,383	$6,454,258	$445,522	$292,048	$3,294,001	$734,587	$47,000	$4,392,992

Changes From Operations:
Net investment income (loss)	104,381	79,282	(106)	19,429	43,519	6,758	894	9,867
Net realized gain (loss) on investments	583,739	(109,546)	(1,123)	(27)	310,102	2,426	(729)	251,283
Net change in unrealized appreciation or depreciation on investments	1,357,136	1,041,725	56,798	(1,210)	477,623	108,381	4,873	1,105,273
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,045,256	1,011,461	55,569	18,192	831,244	117,565	5,038	1,366,423

Changes From Unit Transactions:
Net unit transactions	(699,084)	128,968	45,220	22,390	(374,883)	(25,080)	(395)	(584,126)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(699,084)	128,968	45,220	22,390	(374,883)	(25,080)	(395)	(584,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,346,172	1,140,429	100,789	40,582	456,361	92,485	4,643	782,297

NET ASSETS AT DECEMBER 31, 2023	9,576,555	7,594,687	546,311	332,630	3,750,362	827,072	51,643	5,175,289

Changes From Operations:
Net investment income (loss)	96,964	72,691	1,209	12,048	43,133	8,184	453	(4,378)
Net realized gain (loss) on investments	738,201	(7,092)	(20,201)	(27)	396,148	27,797	2,652	1,056,323
Net change in unrealized appreciation or depreciation on investments	1,385,850	190,249	55,153	6,476	416,370	52,786	92	630,217
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,221,015	255,848	36,161	18,497	855,651	88,767	3,197	1,682,162

Changes From Unit Transactions:
Net unit transactions	(848,981)	(875,711)	(350,384)	10,094	(633,488)	(111,894)	(30,457)	(25,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(848,981)	(875,711)	(350,384)	10,094	(633,488)	(111,894)	(30,457)	(25,274)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,372,034	(619,863)	(314,223)	28,591	222,163	(23,127)	(27,260)	1,656,888

NET ASSETS AT DECEMBER 31, 2024	$10,948,589	$6,974,824	$232,088	$361,221	$3,972,525	$803,945	$24,383	$6,832,177
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class	Fidelity® VIP Growth Opportunities Portfolio - Service Class	Fidelity® VIP Growth Portfolio - Service Class	Fidelity® VIP High Income Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Service Class	Fidelity® VIP Overseas Portfolio - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$93,007	$251,814	$267,541	$2,179,258	$81,328	$92,980	$2,442,547	$443,650

Changes From Operations:
Net investment income (loss)	1,255	4,073	(63)	(4,539)	4,667	1,618	8,373	3,383
Net realized gain (loss) on investments	4,221	14,171	(11,344)	201,446	(880)	(8,651)	70,349	11,353
Net change in unrealized appreciation or depreciation on investments	3,403	7,093	127,919	619,825	4,463	11,303	279,574	71,950
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,879	25,337	116,512	816,732	8,250	4,270	358,296	86,686

Changes From Unit Transactions:
Net unit transactions	(8,053)	(1,296)	(28,588)	398,209	(3,880)	(18,016)	(54,486)	(44,095)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,053)	(1,296)	(28,588)	398,209	(3,880)	(18,016)	(54,486)	(44,095)

TOTAL INCREASE (DECREASE) IN NET ASSETS	826	24,041	87,924	1,214,941	4,370	(13,746)	303,810	42,591

NET ASSETS AT DECEMBER 31, 2023	93,833	275,855	355,465	3,394,199	85,698	79,234	2,746,357	486,241

Changes From Operations:
Net investment income (loss)	209	4,237	(82)	(7,232)	5,175	2,132	8,226	7,727
Net realized gain (loss) on investments	12,225	22,509	5,545	1,021,660	(584)	(2,958)	429,431	29,843
Net change in unrealized appreciation or depreciation on investments	(2,082)	12,597	131,219	(3,966)	2,964	2,357	22,212	(15,209)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,352	39,343	136,682	1,010,462	7,555	1,531	459,869	22,361

Changes From Unit Transactions:
Net unit transactions	(75,098)	(26,398)	(33,102)	(124,328)	(1,602)	(13,201)	(249,197)	19,842
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(75,098)	(26,398)	(33,102)	(124,328)	(1,602)	(13,201)	(249,197)	19,842

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,746)	12,945	103,580	886,134	5,953	(11,670)	210,672	42,203

NET ASSETS AT DECEMBER 31, 2024	$29,087	$288,800	$459,045	$4,280,333	$91,651	$67,564	$2,957,029	$528,444
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Franklin Income VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1	Franklin Small-Mid Cap Growth VIP Fund - Class 1	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Core Plus Bond Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Janus Henderson Balanced Portfolio - Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$5,329,969	$1,889,477	$841,141	$1,033,397	$1,125,663	$57,676	$599,387	$239,380

Changes From Operations:
Net investment income (loss)	287,728	38,973	(1,508)	(4,148)	6,840	1,331	(8)	5,475
Net realized gain (loss) on investments	303,499	149,266	(118,528)	6,454	18,395	(4,015)	(11,257)	(1,114)
Net change in unrealized appreciation or depreciation on investments	(113,375)	70,601	302,475	397,127	233,857	5,788	114,795	32,720
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	477,852	258,840	182,439	399,433	259,092	3,104	103,530	37,081

Changes From Unit Transactions:
Net unit transactions	389,793	(4,993)	(272,327)	(164,729)	(34,348)	(382)	(52,059)	(17,315)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	389,793	(4,993)	(272,327)	(164,729)	(34,348)	(382)	(52,059)	(17,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	867,645	253,847	(89,888)	234,704	224,744	2,722	51,471	19,766

NET ASSETS AT DECEMBER 31, 2023	6,197,614	2,143,324	751,253	1,268,101	1,350,407	60,398	650,858	259,146

Changes From Operations:
Net investment income (loss)	317,852	45,897	(1,608)	(4,331)	7,563	1,924	10,585	5,923
Net realized gain (loss) on investments	12,228	41,543	(11,684)	34,849	131,971	(1,169)	2,088	1,173
Net change in unrealized appreciation or depreciation on investments	113,235	152,956	98,084	361,080	186,802	845	(11,096)	33,155
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	443,315	240,396	84,792	391,598	326,336	1,600	1,577	40,251

Changes From Unit Transactions:
Net unit transactions	(121,260)	(61,416)	(31,652)	(232,449)	(100,051)	(5,102)	3,364	(1,185)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(121,260)	(61,416)	(31,652)	(232,449)	(100,051)	(5,102)	3,364	(1,185)

TOTAL INCREASE (DECREASE) IN NET ASSETS	322,055	178,980	53,140	159,149	226,285	(3,502)	4,941	39,066

NET ASSETS AT DECEMBER 31, 2024	$6,519,669	$2,322,304	$804,393	$1,427,250	$1,576,692	$56,896	$655,799	$298,212
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	LVIP American Century Balanced Fund - Standard Class II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$285,115	$181,721	$454,674	$68,277	$73,434	$290,841	$1,370,024	$231,244

Changes From Operations:
Net investment income (loss)	5,134	(293)	4,773	432	(118)	(129)	(2,992)	4,488
Net realized gain (loss) on investments	2,669	10,242	11,338	2,818	(2,239)	(30,096)	(39,668)	(1,502)
Net change in unrealized appreciation or depreciation on investments	36,662	21,707	104,596	14,390	42,114	47,732	622,525	35,124
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,465	31,656	120,707	17,640	39,757	17,507	579,865	38,110

Changes From Unit Transactions:
Net unit transactions	15,245	(101,195)	(15,829)	(2,205)	6,658	(308,348)	(236,660)	9,943
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	15,245	(101,195)	(15,829)	(2,205)	6,658	(308,348)	(236,660)	9,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,710	(69,539)	104,878	15,435	46,415	(290,841)	343,205	48,053

NET ASSETS AT DECEMBER 31, 2023	344,825	112,182	559,552	83,712	119,849	—	1,713,229	279,297

Changes From Operations:
Net investment income (loss)	5,258	503	4,857	351	(186)	—	(3,530)	5,904
Net realized gain (loss) on investments	28,435	8,467	21,623	4,162	2,633	—	84,462	864
Net change in unrealized appreciation or depreciation on investments	19,720	8,036	103,799	13,803	35,931	—	347,459	26,615
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,413	17,006	130,279	18,316	38,378	—	428,391	33,383

Changes From Unit Transactions:
Net unit transactions	(101,387)	1,433	(118)	(9,103)	16,908	—	230,003	14,828
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(101,387)	1,433	(118)	(9,103)	16,908	—	230,003	14,828

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,974)	18,439	130,161	9,213	55,286	—	658,394	48,211

NET ASSETS AT DECEMBER 31, 2024	$296,851	$130,621	$689,713	$92,925	$175,135	$—	$2,371,623	$327,508
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP American Century Inflation Protection Fund - Standard Class II	LVIP American Century Ultra Fund - Standard Class	LVIP Baron Growth Opportunities Fund - Service Class	LVIP Baron Growth Opportunities Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	LVIP BlackRock Global Allocation Fund - Standard Class	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$533,715	$—	$820,668	$437,600	$527,291	$2,592,164	$16,127	$875,556

Changes From Operations:
Net investment income (loss)	18,342	—	(1,406)	(1,013)	13,902	74,459	359	17,880
Net realized gain (loss) on investments	(10,943)	—	51,410	20,286	42,953	(13,087)	(116)	(38,177)
Net change in unrealized appreciation or depreciation on investments	11,547	—	92,483	55,272	(7,032)	291,979	1,652	60,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,946	—	142,487	74,545	49,823	353,351	1,895	40,126

Changes From Unit Transactions:
Net unit transactions	9,741	—	(97,142)	(37,096)	22,979	71,898	207	(105,478)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,741	—	(97,142)	(37,096)	22,979	71,898	207	(105,478)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,687	—	45,345	37,449	72,802	425,249	2,102	(65,352)

NET ASSETS AT DECEMBER 31, 2023	562,402	—	866,013	475,049	600,093	3,017,413	18,229	810,204

Changes From Operations:
Net investment income (loss)	22,774	(1,585)	747	1,287	16,753	36,790	457	30,206
Net realized gain (loss) on investments	(4,479)	36,708	11,237	11,271	36,034	96,716	91	(9,810)
Net change in unrealized appreciation or depreciation on investments	(8,645)	157,346	38,915	15,076	14,738	144,449	1,531	3,073
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,650	192,469	50,899	27,634	67,525	277,955	2,079	23,469

Changes From Unit Transactions:
Net unit transactions	34,741	2,833,347	84,885	15,772	(30,020)	(38,098)	1,179	(28,587)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,741	2,833,347	84,885	15,772	(30,020)	(38,098)	1,179	(28,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,391	3,025,816	135,784	43,406	37,505	239,857	3,258	(5,118)

NET ASSETS AT DECEMBER 31, 2024	$606,793	$3,025,816	$1,001,797	$518,455	$637,598	$3,257,270	$21,487	$805,086
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP BlackRock Real Estate Fund - Standard Class	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	LVIP Dimensional International Core Equity Fund - Standard Class	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$611,861	$19,087	$292,925	$122,906	$24,328	$72,669	$382,743	$400,319

Changes From Operations:
Net investment income (loss)	18,672	343	628	152	2	2,386	13,381	5,473
Net realized gain (loss) on investments	(27,142)	(146)	3,473	3,116	5,256	2,134	10,454	24,930
Net change in unrealized appreciation or depreciation on investments	91,915	2,027	93,308	18,275	161	7,099	38,025	59,960
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	83,445	2,224	97,409	21,543	5,419	11,619	61,860	90,363

Changes From Unit Transactions:
Net unit transactions	24,532	(1,243)	(18,228)	(4,729)	(25,474)	(5,435)	(13,724)	2,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,532	(1,243)	(18,228)	(4,729)	(25,474)	(5,435)	(13,724)	2,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	107,977	981	79,181	16,814	(20,055)	6,184	48,136	92,659

NET ASSETS AT DECEMBER 31, 2023	719,838	20,068	372,106	139,720	4,273	78,853	430,879	492,978

Changes From Operations:
Net investment income (loss)	16,610	412	(901)	(231)	(4)	2,057	12,121	5,092
Net realized gain (loss) on investments	(8,788)	158	41,087	14,345	1,169	1,232	3,235	40,978
Net change in unrealized appreciation or depreciation on investments	2,373	2,169	72,490	11,532	(577)	(1,098)	5,491	53,381
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,195	2,739	112,676	25,646	588	2,191	20,847	99,451

Changes From Unit Transactions:
Net unit transactions	(80,431)	436	71,477	(16,789)	(4,861)	4,875	13,007	(23,003)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(80,431)	436	71,477	(16,789)	(4,861)	4,875	13,007	(23,003)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,236)	3,175	184,153	8,857	(4,273)	7,066	33,854	76,448

NET ASSETS AT DECEMBER 31, 2024	$649,602	$23,243	$556,259	$148,577	$—	$85,919	$464,733	$569,426
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$166,361	$852,831	$172,298	$365,309	$175,308	$773,009	$1,397,569	$638,790

Changes From Operations:
Net investment income (loss)	2,195	9,642	2,713	11,869	7,633	10,817	16,271	12,897
Net realized gain (loss) on investments	17,259	226,366	22,512	(17,916)	(1,175)	61,617	32,782	13,854
Net change in unrealized appreciation or depreciation on investments	17,682	(47,029)	3,916	42,128	25,473	43,550	126,611	35,058
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,136	188,979	29,141	36,081	31,931	115,984	175,664	61,809

Changes From Unit Transactions:
Net unit transactions	(19,463)	(10,979)	77	(596)	(7,849)	(92,114)	(381,505)	27,335
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,463)	(10,979)	77	(596)	(7,849)	(92,114)	(381,505)	27,335

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,673	178,000	29,218	35,485	24,082	23,870	(205,841)	89,144

NET ASSETS AT DECEMBER 31, 2023	184,034	1,030,831	201,516	400,794	199,390	796,879	1,191,728	727,934

Changes From Operations:
Net investment income (loss)	1,966	13,808	3,211	11,802	7,869	7,431	13,499	12,168
Net realized gain (loss) on investments	9,701	77,185	10,958	9,037	327	75,759	3,622	(14,163)
Net change in unrealized appreciation or depreciation on investments	22,847	115,644	10,971	16,276	(1,437)	130,042	143,315	65,060
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,514	206,637	25,140	37,115	6,759	213,232	160,436	63,065

Changes From Unit Transactions:
Net unit transactions	13,410	(91,059)	4,477	(76,596)	5,558	(106,882)	39,619	(405,389)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	13,410	(91,059)	4,477	(76,596)	5,558	(106,882)	39,619	(405,389)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,924	115,578	29,617	(39,481)	12,317	106,350	200,055	(342,324)

NET ASSETS AT DECEMBER 31, 2024	$231,958	$1,146,409	$231,133	$361,313	$211,707	$903,229	$1,391,783	$385,610
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	LVIP Government Money Market Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	LVIP JPMorgan High Yield Fund - Standard Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	LVIP Macquarie Bond Fund - Standard Class	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$2,440,530	$3,167,779	$2,475,806	$885	$982,119	$190,358	$4,470,116	$1,476,699

Changes From Operations:
Net investment income (loss)	44,736	58,324	129,423	22	48,988	2,698	137,479	75,201
Net realized gain (loss) on investments	(56,128)	(77,805)	(2)	48	(19,268)	15,774	(133,987)	1,307
Net change in unrealized appreciation or depreciation on investments	330,296	388,338	2	45	84,142	2,911	253,607	1,234
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	318,904	368,857	129,423	115	113,862	21,383	257,099	77,742

Changes From Unit Transactions:
Net unit transactions	(1,987)	21,928	(88,773)	114	5,956	(4,205)	22,484	(22,139)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,987)	21,928	(88,773)	114	5,956	(4,205)	22,484	(22,139)

TOTAL INCREASE (DECREASE) IN NET ASSETS	316,917	390,785	40,650	229	119,818	17,178	279,583	55,603

NET ASSETS AT DECEMBER 31, 2023	2,757,447	3,558,564	2,516,456	1,114	1,101,937	207,536	4,749,699	1,532,302

Changes From Operations:
Net investment income (loss)	75,564	107,240	132,480	26	75,484	2,698	242,157	84,069
Net realized gain (loss) on investments	28,370	14,651	101	56	(4,242)	10,546	(65,893)	(308)
Net change in unrealized appreciation or depreciation on investments	202,425	223,589	—	68	12,480	18,170	(92,416)	11,449
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	306,359	345,480	132,581	150	83,722	31,414	83,848	95,210

Changes From Unit Transactions:
Net unit transactions	(247,523)	(79,856)	175,146	147	246,267	(6,563)	337,014	143,908
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(247,523)	(79,856)	175,146	147	246,267	(6,563)	337,014	143,908

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,836	265,624	307,727	297	329,989	24,851	420,862	239,118

NET ASSETS AT DECEMBER 31, 2024	$2,816,283	$3,824,188	$2,824,183	$1,411	$1,431,926	$232,387	$5,170,561	$1,771,420
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Macquarie Diversified Income Fund - Standard Class	LVIP Macquarie High Yield Fund - Standard Class	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	LVIP Macquarie Mid Cap Value Fund - Standard Class	LVIP Macquarie SMID Cap Core Fund - Standard Class	LVIP Macquarie Social Awareness Fund - Standard Class	LVIP Macquarie U.S. Growth Fund - Standard Class	LVIP Macquarie U.S. REIT Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$3,364,833	$848,405	$1,532,997	$913,109	$2,406,598	$618,120	$2,156,661	$1,462,292

Changes From Operations:
Net investment income (loss)	126,774	55,818	50,194	13,989	22,284	5,438	(4,473)	47,240
Net realized gain (loss) on investments	(98,829)	(26,472)	(19,102)	98,866	131,389	63,114	(34,963)	(13,936)
Net change in unrealized appreciation or depreciation on investments	163,246	71,860	40,270	(10,618)	225,351	109,856	1,050,124	142,594
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	191,191	101,206	71,362	102,237	379,024	178,408	1,010,688	175,898

Changes From Unit Transactions:
Net unit transactions	(173,343)	(59,810)	(84,823)	(23,052)	(133,054)	(42,921)	(217,297)	(78,370)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(173,343)	(59,810)	(84,823)	(23,052)	(133,054)	(42,921)	(217,297)	(78,370)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,848	41,396	(13,461)	79,185	245,970	135,487	793,391	97,528

NET ASSETS AT DECEMBER 31, 2023	3,382,681	889,801	1,519,536	992,294	2,652,568	753,607	2,950,052	1,559,820

Changes From Operations:
Net investment income (loss)	137,814	57,119	62,742	12,718	11,036	5,496	(5,826)	45,756
Net realized gain (loss) on investments	(47,103)	(9,260)	(3,412)	48,875	160,698	34,949	376,547	12,969
Net change in unrealized appreciation or depreciation on investments	(32,841)	9,992	4,634	82,061	212,305	113,771	615,714	66,575
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,870	57,851	63,964	143,654	384,039	154,216	986,435	125,300

Changes From Unit Transactions:
Net unit transactions	(58,709)	(19,034)	68,721	(80,997)	(107,949)	(32,689)	(217,870)	(123,318)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(58,709)	(19,034)	68,721	(80,997)	(107,949)	(32,689)	(217,870)	(123,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(839)	38,817	132,685	62,657	276,090	121,527	768,565	1,982

NET ASSETS AT DECEMBER 31, 2024	$3,381,842	$928,618	$1,652,221	$1,054,951	$2,928,658	$875,134	$3,718,617	$1,561,802
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Macquarie Value Fund - Standard Class	LVIP Macquarie Wealth Builder Fund - Standard Class	LVIP MFS International Growth Fund - Standard Class	LVIP MFS Value Fund - Standard Class	LVIP Mondrian Global Income Fund - Standard Class	LVIP Mondrian International Value Fund - Standard Class	LVIP SSGA Bond Index Fund - Standard Class	LVIP SSGA Conservative Index Allocation Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$1,901,009	$189,615	$1,349,279	$5,985,190	$503,923	$948,743	$1,050,019	$268,195

Changes From Operations:
Net investment income (loss)	34,382	5,040	27,932	114,101	(771)	30,540	26,924	6,111
Net realized gain (loss) on investments	94,782	(2,376)	59,418	494,946	(12,668)	72	(46,815)	4,773
Net change in unrealized appreciation or depreciation on investments	(63,880)	15,282	106,742	(79,670)	29,834	148,870	74,069	16,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,284	17,946	194,092	529,377	16,395	179,482	54,178	27,557

Changes From Unit Transactions:
Net unit transactions	379,436	(6,565)	(40,807)	811,799	(87,309)	(145,867)	149,769	(11,831)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	379,436	(6,565)	(40,807)	811,799	(87,309)	(145,867)	149,769	(11,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	444,720	11,381	153,285	1,341,176	(70,914)	33,615	203,947	15,726

NET ASSETS AT DECEMBER 31, 2023	2,345,729	200,996	1,502,564	7,326,366	433,009	982,358	1,253,966	283,921

Changes From Operations:
Net investment income (loss)	40,091	5,747	22,396	116,975	11,447	32,117	26,746	6,265
Net realized gain (loss) on investments	78,663	(33)	76,179	680,953	(3,359)	23,321	(53,578)	11,629
Net change in unrealized appreciation or depreciation on investments	40,338	10,571	22,325	85,093	(32,887)	(8,787)	38,426	(563)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,092	16,285	120,900	883,021	(24,799)	46,651	11,594	17,331

Changes From Unit Transactions:
Net unit transactions	(217,286)	3,866	(12,817)	(577,390)	141,031	26,436	(431,650)	(57,983)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(217,286)	3,866	(12,817)	(577,390)	141,031	26,436	(431,650)	(57,983)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,194)	20,151	108,083	305,631	116,232	73,087	(420,056)	(40,652)

NET ASSETS AT DECEMBER 31, 2024	$2,287,535	$221,147	$1,610,647	$7,631,997	$549,241	$1,055,445	$833,910	$243,269
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	LVIP SSGA International Index Fund - Standard Class	LVIP SSGA International Managed Volatility Fund - Standard Class	LVIP SSGA Moderate Index Allocation Fund - Standard Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	LVIP SSGA S&P 500 Index Fund - Standard Class	LVIP SSGA Small-Cap Index Fund - Standard Class	LVIP Structured Conservative Allocation Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$713,626	$1,433,248	$33,334	$1,014,331	$625,318	$13,773,318	$1,511,220	$88,041

Changes From Operations:
Net investment income (loss)	18,155	51,949	848	22,705	13,797	177,040	19,900	1,892
Net realized gain (loss) on investments	(15,304)	18,006	1,115	60,246	26,818	1,037,735	21,911	(1,507)
Net change in unrealized appreciation or depreciation on investments	94,585	189,868	3,672	52,073	51,911	2,076,409	235,349	7,369
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,436	259,823	5,635	135,024	92,526	3,291,184	277,160	7,754

Changes From Unit Transactions:
Net unit transactions	28,024	155,396	(6,418)	9,283	(1,533)	(1,942,803)	237,809	(16,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	28,024	155,396	(6,418)	9,283	(1,533)	(1,942,803)	237,809	(16,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	125,460	415,219	(783)	144,307	90,993	1,348,381	514,969	(8,772)

NET ASSETS AT DECEMBER 31, 2023	839,086	1,848,467	32,551	1,158,638	716,311	15,121,699	2,026,189	79,269

Changes From Operations:
Net investment income (loss)	27,989	51,040	1,083	30,385	17,938	190,183	29,892	2,631
Net realized gain (loss) on investments	4,318	74,717	132	15,849	15,932	1,871,872	118,718	7,699
Net change in unrealized appreciation or depreciation on investments	51,396	(76,361)	(397)	48,231	31,704	1,794,247	102,634	(5,326)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	83,703	49,396	818	94,465	65,574	3,856,302	251,244	5,004

Changes From Unit Transactions:
Net unit transactions	34,804	(296,512)	3,180	23,347	(8,453)	1,173,652	(387,989)	279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,804	(296,512)	3,180	23,347	(8,453)	1,173,652	(387,989)	279

TOTAL INCREASE (DECREASE) IN NET ASSETS	118,507	(247,116)	3,998	117,812	57,121	5,029,954	(136,745)	5,283

NET ASSETS AT DECEMBER 31, 2024	$957,593	$1,601,351	$36,549	$1,276,450	$773,432	$20,151,653	$1,889,444	$84,552
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Structured Moderate Allocation Fund - Standard Class	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	LVIP T. Rowe Price 2020 Fund - Standard Class	LVIP T. Rowe Price 2030 Fund - Standard Class	LVIP T. Rowe Price 2040 Fund - Standard Class	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	LVIP Vanguard Bond Allocation Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$1,373,640	$1,027,753	$60,867	$162,091	$193,031	$1,180,837	$7,976	$1,264,146

Changes From Operations:
Net investment income (loss)	36,759	22,858	1,353	2,899	3,571	(1,857)	155	25,218
Net realized gain (loss) on investments	23,591	17,646	538	3,361	8,368	(14,792)	(33)	(37,546)
Net change in unrealized appreciation or depreciation on investments	118,449	97,524	5,787	17,145	25,410	248,139	1,248	69,044
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,799	138,028	7,678	23,405	37,349	231,490	1,370	56,716

Changes From Unit Transactions:
Net unit transactions	37,062	(106,312)	(6,393)	(28,924)	4,254	(173,367)	1,872	(460,940)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,062	(106,312)	(6,393)	(28,924)	4,254	(173,367)	1,872	(460,940)

TOTAL INCREASE (DECREASE) IN NET ASSETS	215,861	31,716	1,285	(5,519)	41,603	58,123	3,242	(404,224)

NET ASSETS AT DECEMBER 31, 2023	1,589,501	1,059,469	62,152	156,572	234,634	1,238,960	11,218	859,922

Changes From Operations:
Net investment income (loss)	60,886	35,782	1,460	2,784	4,736	1,963	322	26,984
Net realized gain (loss) on investments	233,067	165,166	(251)	1,733	4,166	142,830	55	(8,138)
Net change in unrealized appreciation or depreciation on investments	(147,512)	(92,348)	3,953	10,136	22,084	140,301	1,296	(10,944)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,441	108,600	5,162	14,653	30,986	285,094	1,673	7,902

Changes From Unit Transactions:
Net unit transactions	38,686	(28,987)	(7,051)	(36,217)	4,220	(93,982)	1,578	(87,454)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	38,686	(28,987)	(7,051)	(36,217)	4,220	(93,982)	1,578	(87,454)

TOTAL INCREASE (DECREASE) IN NET ASSETS	185,127	79,613	(1,889)	(21,564)	35,206	191,112	3,251	(79,552)

NET ASSETS AT DECEMBER 31, 2024	$1,774,628	$1,139,082	$60,263	$135,008	$269,840	$1,430,072	$14,469	$780,370
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	LVIP Vanguard International Equity ETF Fund - Standard Class	LVIP Wellington Capital Growth Fund - Standard Class	LVIP Wellington SMID Cap Value Fund - Standard Class	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Growth Fund	M Large Cap Value Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$1,111,833	$1,600,367	$1,929,886	$738,533	$9,922	$15,729	$14,297	$15,295

Changes From Operations:
Net investment income (loss)	25,864	48,998	(3,313)	6,449	28	469	(32)	337
Net realized gain (loss) on investments	62,515	19,628	2,732	106,098	656	57	732	336
Net change in unrealized appreciation or depreciation on investments	286,932	171,349	688,372	14,875	1,683	1,870	3,736	492
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	375,311	239,975	687,791	127,422	2,367	2,396	4,436	1,165

Changes From Unit Transactions:
Net unit transactions	858,311	(36,556)	(261,562)	17,466	(183)	(560)	(946)	668
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	858,311	(36,556)	(261,562)	17,466	(183)	(560)	(946)	668

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,233,622	203,419	426,229	144,888	2,184	1,836	3,490	1,833

NET ASSETS AT DECEMBER 31, 2023	2,345,455	1,803,786	2,356,115	883,421	12,106	17,565	17,787	17,128

Changes From Operations:
Net investment income (loss)	26,824	48,457	(2,588)	6,375	230	519	(38)	323
Net realized gain (loss) on investments	46,686	23,169	636,753	119,218	840	63	2,284	1,954
Net change in unrealized appreciation or depreciation on investments	441,202	(1,005)	(189,410)	(5,977)	45	26	1,889	852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	514,712	70,621	444,755	119,616	1,115	608	4,135	3,129

Changes From Unit Transactions:
Net unit transactions	20,046	57,484	(2,800,870)	(360,282)	(281)	664	(1,867)	(888)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,046	57,484	(2,800,870)	(360,282)	(281)	664	(1,867)	(888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	534,758	128,105	(2,356,115)	(240,666)	834	1,272	2,268	2,241

NET ASSETS AT DECEMBER 31, 2024	$2,880,213	$1,931,891	$—	$642,755	$12,940	$18,837	$20,055	$19,369
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Macquarie VIP Emerging Markets Series - Standard Class	Macquarie VIP Small Cap Value Series - Standard Class	MFS® VIT Growth Series - Initial Class	MFS® VIT Total Return Series - Initial Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT II Core Equity Portfolio - Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$2,179,232	$2,397,951	$1,577,499	$2,484,136	$2,755,078	$21,032	$937,689	$320,520

Changes From Operations:
Net investment income (loss)	30,688	18,205	(4,014)	47,846	88,666	71	(2,288)	2,755
Net realized gain (loss) on investments	(27,058)	114,032	137,034	91,309	160,424	1,151	(39,664)	17,294
Net change in unrealized appreciation or depreciation on investments	288,904	104,241	400,529	109,618	(303,109)	3,668	205,619	16,149
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	292,534	236,478	533,549	248,773	(54,019)	4,890	163,667	36,198

Changes From Unit Transactions:
Net unit transactions	(58,704)	(32,983)	(264,739)	(43,170)	39,706	1,272	(38,863)	241
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(58,704)	(32,983)	(264,739)	(43,170)	39,706	1,272	(38,863)	241

TOTAL INCREASE (DECREASE) IN NET ASSETS	233,830	203,495	268,810	205,603	(14,313)	6,162	124,804	36,439

NET ASSETS AT DECEMBER 31, 2023	2,413,062	2,601,446	1,846,309	2,689,739	2,740,765	27,194	1,062,493	356,959

Changes From Operations:
Net investment income (loss)	63,728	31,234	(4,322)	67,359	59,683	124	(2,490)	2,010
Net realized gain (loss) on investments	22,591	137,631	261,595	144,549	108,715	3,039	77,253	14,868
Net change in unrealized appreciation or depreciation on investments	43,610	114,064	299,211	6,343	153,229	2,482	173,467	14,997
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	129,929	282,929	556,484	218,251	321,627	5,645	248,230	31,875

Changes From Unit Transactions:
Net unit transactions	(85,970)	(231,563)	121,894	(343,625)	(277,954)	1,909	(80,531)	1,686
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(85,970)	(231,563)	121,894	(343,625)	(277,954)	1,909	(80,531)	1,686

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,959	51,366	678,378	(125,374)	43,673	7,554	167,699	33,561

NET ASSETS AT DECEMBER 31, 2024	$2,457,021	$2,652,812	$2,524,687	$2,564,365	$2,784,438	$34,748	$1,230,192	$390,520
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Neuberger Berman AMT Sustainable Equity Portfolio - I Class	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	Putnam VT Global Health Care Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Templeton Foreign VIP Fund - Class 1	Templeton Foreign VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 1	Templeton Growth VIP Fund - Class 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$152,250	$493,301	$143,539	$46,853	$300,163	$76,290	$955,158	$310,558

Changes From Operations:
Net investment income (loss)	578	133,526	124	884	8,884	2,611	(2,107)	10,408
Net realized gain (loss) on investments	1,951	(29,175)	11,736	2,757	5,403	(408)	(14,333)	(6,327)
Net change in unrealized appreciation or depreciation on investments	37,763	(169,871)	1,511	3,549	42,580	13,053	50,568	58,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,292	(65,520)	13,371	7,190	56,867	15,256	34,128	62,218

Changes From Unit Transactions:
Net unit transactions	(4,276)	345,347	6,938	(364)	(125,957)	(6,355)	170,021	(27,646)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,276)	345,347	6,938	(364)	(125,957)	(6,355)	170,021	(27,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,016	279,827	20,309	6,826	(69,090)	8,901	204,149	34,572

NET ASSETS AT DECEMBER 31, 2023	188,266	773,128	163,848	53,679	231,073	85,191	1,159,307	345,130

Changes From Operations:
Net investment income (loss)	413	16,368	463	540	3,858	2,084	(2,390)	3,119
Net realized gain (loss) on investments	13,088	(11,519)	7,874	2,775	5,949	614	(11,381)	4,036
Net change in unrealized appreciation or depreciation on investments	32,343	30,050	(6,369)	6,825	(10,720)	(3,073)	(125,461)	11,398
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,844	34,899	1,968	10,140	(913)	(375)	(139,232)	18,553

Changes From Unit Transactions:
Net unit transactions	(35,905)	11,207	306	(252)	(65,540)	(8,872)	186,575	(10,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(35,905)	11,207	306	(252)	(65,540)	(8,872)	186,575	(10,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,939	46,106	2,274	9,888	(66,453)	(9,247)	47,343	8,226

NET ASSETS AT DECEMBER 31, 2024	$198,205	$819,234	$166,122	$63,567	$164,620	$75,944	$1,206,650	$353,356
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

Templeton Growth VIP Fund - Class 2
Subaccount

NET ASSETS AT JANUARY 1, 2023	$30,341

Changes From Operations:
Net investment income (loss)	1,069
Net realized gain (loss) on investments	(30)
Net change in unrealized appreciation or depreciation on investments	5,114
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,153

Changes From Unit Transactions:
Net unit transactions	(2,729)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,729)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,424

NET ASSETS AT DECEMBER 31, 2023	33,765

Changes From Operations:
Net investment income (loss)	338
Net realized gain (loss) on investments	2,533
Net change in unrealized appreciation or depreciation on investments	(641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,230

Changes From Unit Transactions:
Net unit transactions	(18,646)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(18,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,416)

NET ASSETS AT DECEMBER 31, 2024	$17,349
See accompanying notes

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements
December 31, 2024
1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of the Company. The Variable Account consists of fifteen products as follows:

•VUL-I	•Lincoln Momentum VUL ONE
•Lincoln VUL CV	•Lincoln VUL ONE 2005
•Lincoln VUL CV - II	•Lincoln Momentum VUL ONE 2005
•Lincoln VUL CV - III	•Lincoln VULONE 2007
•Lincoln VUL CV - IV	•Lincoln AssetEdge VUL
•Lincoln VUL DB	•Lincoln VULONE 2010
•Lincoln VUL DB - II
•Lincoln VUL DB - IV
•Lincoln VUL ONE
The assets of the Variable Account are owned by the Company. The Variable Account’s assets support the variable life policies and may not be used to satisfy liabilities arising from any other business of the Company.
Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.
Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of one hundred thirty-one mutual funds (the Funds) of eighteen open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Core Plus Bond Fund - Series I Shares
Invesco V.I. EQV International Equity Fund - Series I Shares

AllianceBernstein Variable Products Series Fund:
AB VPS Discovery Value Portfolio - Class A
AB VPS International Value Portfolio - Class A
AB VPS Large Cap Growth Portfolio - Class A
AB VPS Relative Value Portfolio - Class A
AB VPS Sustainable Global Thematic Portfolio - Class A

American Funds Insurance Series®:
American Funds Global Growth Fund - Class 2
American Funds Global Small Capitalization Fund - Class 2
American Funds Growth Fund - Class 2
American Funds Growth-Income Fund - Class 2
American Funds International Fund - Class 2

Delaware VIP® Trust:
Macquarie VIP Emerging Markets Series - Standard Class
Macquarie VIP Small Cap Value Series - Standard Class

Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP Portfolio - Class A
DWS Small Cap Index VIP Portfolio - Class A

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio - Class A

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Service Class

Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 1
Templeton Foreign VIP Fund - Class 1
Templeton Foreign VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2

Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Balanced Portfolio - Service Shares
Janus Henderson Enterprise Portfolio - Service Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Service Shares
Janus Henderson Global Technology and Innovation Portfolio - Service Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class I

Lincoln Variable Insurance Products Trust*:
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
LVIP American Century Balanced Fund - Standard Class II
LVIP American Century Inflation Protection Fund - Standard Class II
LVIP American Century Ultra Fund - Standard Class
LVIP Baron Growth Opportunities Fund - Service Class
LVIP Baron Growth Opportunities Fund - Standard Class
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP BlackRock Global Allocation Fund - Standard Class
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
LVIP BlackRock Real Estate Fund - Standard Class
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class**
LVIP Dimensional International Core Equity Fund - Standard Class
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
LVIP Government Money Market Fund - Standard Class
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
LVIP JPMorgan High Yield Fund - Standard Class
LVIP JPMorgan Retirement Income Fund - Standard Class**
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
LVIP Macquarie Bond Fund - Standard Class
LVIP Macquarie Diversified Floating Rate Fund - Standard Class
LVIP Macquarie Diversified Income Fund - Standard Class
LVIP Macquarie High Yield Fund - Standard Class
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
LVIP Macquarie Mid Cap Value Fund - Standard Class
LVIP Macquarie SMID Cap Core Fund - Standard Class
LVIP Macquarie Social Awareness Fund - Standard Class
LVIP Macquarie U.S. Growth Fund - Standard Class
LVIP Macquarie U.S. REIT Fund - Standard Class
LVIP Macquarie Value Fund - Standard Class
LVIP Macquarie Wealth Builder Fund - Standard Class
LVIP MFS International Growth Fund - Standard Class
LVIP MFS Value Fund - Standard Class
LVIP Mondrian Global Income Fund - Standard Class
LVIP Mondrian International Value Fund - Standard Class
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**
LVIP SSGA Bond Index Fund - Standard Class
LVIP SSGA Conservative Index Allocation Fund - Standard Class
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
LVIP SSGA International Index Fund - Standard Class
LVIP SSGA International Managed Volatility Fund - Standard Class
LVIP SSGA Moderate Index Allocation Fund - Standard Class
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
LVIP SSGA S&P 500 Index Fund - Standard Class
LVIP SSGA Small-Cap Index Fund - Standard Class
LVIP Structured Conservative Allocation Fund - Standard Class
LVIP Structured Moderate Allocation Fund - Standard Class
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
LVIP T. Rowe Price 2020 Fund - Standard Class
LVIP T. Rowe Price 2030 Fund - Standard Class
LVIP T. Rowe Price 2040 Fund - Standard Class
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
LVIP Vanguard Bond Allocation Fund - Standard Class
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
LVIP Vanguard International Equity ETF Fund - Standard Class
LVIP Wellington SMID Cap Value Fund - Standard Class

M Fund, Inc.:
M Capital Appreciation Fund
M International Equity Fund
M Large Cap Growth Fund
M Large Cap Value Fund

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

MFS® Variable Insurance Trust:
MFS® VIT Growth Series - Initial Class
MFS® VIT Total Return Series - Initial Class
MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
Neuberger Berman AMT Sustainable Equity Portfolio - I Class

Northern Lights Variable Trust:
TOPS® Balanced ETF Portfolio - Class 2 Shares**
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares**

PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class

Putnam Variable Trust:
Putnam VT Global Health Care Fund - Class IB
Putnam VT Large Cap Value Fund - Class IB
* Denotes an affiliate of the Company
** Available fund with no money invested at December 31, 2024
Each subaccount invests in shares of a single underlying Fund. The investment performance of the subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders’ investments in the Fund and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.
Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2024. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.
Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.
Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.
ASC 946-10-15, “Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions” provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity’s purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.
Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a “life insurance company” under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account’s Net Investment Income (Loss) and the Net Realized Gain (Loss) on Investments.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
Segment Reporting: In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.
Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable life contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments Corporation as the chief operating decision maker ("CODM") as the Variable Account does not have employees and is not a separate legal entity.
The CODM uses Net Increase (Decrease) in Net Assets Resulting from Operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2024 and 2023.
Investment Fund Changes: During 2023, the following funds changed their names:

Previous Fund Name	New Fund Name
AB VPS Small/Mid Cap Value Portfolio - Class A	AB VPS Discovery Value Portfolio - Class A
AB VPS Growth and Income Portfolio - Class A	AB VPS Relative Value Portfolio - Class A
LVIP BlackRock Global Real Estate Fund - Standard Class	LVIP BlackRock Real Estate Fund - Standard Class
LVIP Delaware REIT Fund - Standard Class	LVIP Delaware U.S. REIT Fund - Standard Class
LVIP SSGA Emerging Markets 100 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
LVIP SSGA Developed International 150 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
LVIP SSGA Large Cap 100 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
LVIP Global Income Fund - Standard Class	LVIP Mondrian Global Income Fund - Standard Class
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	LVIP Structured Conservative Allocation Fund - Standard Class
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	LVIP Structured Moderate Allocation Fund - Standard Class
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Also during 2023, the JPMorgan Insurance Trust Global Allocation Portfolio - Class 1 fund ceased to be available as an investment option to Variable Account contract owners.
During 2024, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the American Century Variable Portfolios, Inc. The following funds were affected:

Predecessor Fund	Fund
American Century VP Balanced Fund - Class I	LVIP American Century Balanced Fund - Standard Class II
American Century VP Inflation Protection Fund - Class I	LVIP American Century Inflation Protection Fund - Standard Class II

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
Also during 2024, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP T. Rowe Price Growth Stock Fund - Standard Class	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
LVIP Delaware Bond Fund - Standard Class	LVIP Macquarie Bond Fund - Standard Class
LVIP Delaware Diversified Floating Rate Fund - Standard Class	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
LVIP Delaware Diversified Income Fund - Standard Class	LVIP Macquarie Diversified Income Fund - Standard Class
LVIP Delaware High Yield Fund - Standard Class	LVIP Macquarie High Yield Fund - Standard Class
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
LVIP Delaware Mid Cap Value Fund - Standard Class	LVIP Macquarie Mid Cap Value Fund - Standard Class
LVIP Delaware SMID Cap Core Fund - Standard Class	LVIP Macquarie SMID Cap Core Fund - Standard Class
LVIP Delaware Social Awareness Fund - Standard Class	LVIP Macquarie Social Awareness Fund - Standard Class
LVIP Delaware U.S. Growth Fund - Standard Class	LVIP Macquarie U.S. Growth Fund - Standard Class
LVIP Delaware U.S. REIT Fund - Standard Class	LVIP Macquarie U.S. REIT Fund - Standard Class
LVIP Delaware Value Fund - Standard Class	LVIP Macquarie Value Fund - Standard Class
LVIP Delaware Wealth Builder Fund - Standard Class	LVIP Macquarie Wealth Builder Fund - Standard Class
Delaware VIP® Emerging Markets Series - Standard Class	Macquarie VIP Emerging Markets Series - Standard Class
Delaware VIP® Small Cap Value Series - Standard Class	Macquarie VIP Small Cap Value Series - Standard Class
Also during 2024, the following fund merger occurred:

Fund Acquired	Acquiring Fund
LVIP Wellington Capital Growth Fund - Standard Class	LVIP American Century Ultra Fund - Standard Class

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
2. Mortality and Expense Guarantees and Other Transactions with Affiliates
Amounts continued to be paid to the Company for mortality and expense (M&E) guarantees at a percentage of the current value of the Variable Account on a daily basis. The mortality and expense risk charges for each of the variable subaccounts are reported in the Statements of operations. The rates are as follows for the fifteen policy types within the Variable Account:

•VUL-I - annual rate of .80% for policy years one through twelve and .55% thereafter.
•Lincoln VULCV - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
•Lincoln VULCV-II - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
•Lincoln VULCV-III - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
•Lincoln VULCV-IV - annual rate of .60% for policy years one through ten and .20% thereafter.
•Lincoln VULDB - annual rate of .90% for policy years one through nineteen and .20% thereafter.
•Lincoln VULDB-II - annual rate of .90% for policy years one through nineteen and .20% thereafter.
•Lincoln VULDB-IV - annual rate of .90% for policy years one through nineteen and .20% thereafter.
•Lincoln VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.
•Lincoln Momentum VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.
•Lincoln VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.
•Lincoln Momentum VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.
•Lincoln VULONE 2007 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.
•Lincoln AssetEdge VUL - annual rate of .10% for policy years one through twenty and .00% thereafter for policies issued before 11/02/09. For policies issued on or after 11/02/09 an annual rate of .15% is charged for policy years one through fifteen and .00% thereafter.

•Lincoln VULONE 2010 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.
The Company deducts a premium load, based on product, to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectuses for the applicable rate. The premium loads for the years ended December 31, 2024 and 2023, amounted to $405,421 and $422,025, respectively.
'The Company charges a monthly administrative fee which varies by product and policy year. Refer to the product prospectus for applicable fees. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2024 and 2023, totaled $1,574,987 and $1,862,841, respectively.
The Company assumes responsibility for providing the insurance benefits included in the policy. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The cost of insurance charges for the years ended December 31, 2024 and 2023, amounted to $4,621,994 and $4,647,140, respectively.
Under certain circumstances, the Company reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2024 and 2023, no transfer fees were deducted from the variable subaccounts.
The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders for Lincoln VULONE 2007, Lincoln AssetEdge VUL and Lincoln VULONE 2010. For all other products, an administrative fee of $25 (not to exceed 2% of the amount withdrawn) is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the years ended December 31, 2024 and 2023, surrender charges and partial surrender administrative charges totaled $12,937 and $63,966, respectively.
Premium load, cost of insurance, administrative, surrender and transfer fees are included within Net unit transactions on the Statements of changes in net assets.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights
A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2024, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

AB VPS Discovery Value Portfolio - Class A	2024		0.00%	0.90%	15.03	48.08	158,198	3,907,453	9.03%	10.02%	0.87%
	2023		0.00%	0.90%	13.68	61.32	152,645	3,528,315	16.13%	17.18%	1.07%
	2022		0.00%	0.90%	11.70	52.81	134,551	2,887,472	-16.39%	-15.63%	1.09%
	2021		0.00%	0.90%	13.90	68.58	136,442	3,608,794	34.73%	35.95%	0.75%
	2020		0.00%	0.90%	10.24	50.90	143,664	3,020,588	2.44%	3.22%	1.08%

AB VPS International Value Portfolio - Class A	2024		0.10%	0.90%	9.58	16.13	53,405	720,958	4.12%	4.96%	2.73%
	2023		0.10%	0.90%	9.13	15.38	48,991	630,111	14.12%	15.03%	0.82%
	2022		0.10%	0.90%	7.93	13.37	51,694	578,674	-14.39%	-13.70%	4.71%
	2021		0.10%	0.90%	9.19	15.50	50,474	655,904	10.09%	10.96%	2.07%
	2020		0.10%	0.90%	7.55	13.98	48,508	573,525	1.55%	2.34%	2.04%

AB VPS Large Cap Growth Portfolio - Class A	2024		0.00%	0.20%	24.61	43.65	9,173	386,955	25.00%	25.26%	0.05%
	2023		0.00%	0.35%	19.69	57.08	11,032	375,128	34.66%	35.13%	0.00%
	2022		0.00%	0.35%	14.60	42.39	10,652	279,343	-28.76%	-28.51%	0.00%
	2021		0.00%	0.35%	36.29	59.80	7,380	359,706	28.52%	28.64%	0.00%
	2020		0.20%	0.90%	28.21	60.45	8,528	403,398	34.27%	35.28%	0.00%

AB VPS Relative Value Portfolio - Class A	2024		0.10%	0.90%	17.87	54.84	46,400	1,049,436	12.01%	12.91%	1.46%
	2023		0.00%	0.90%	15.85	48.87	45,080	938,354	11.02%	12.03%	1.52%
	2022		0.00%	0.90%	14.17	44.01	39,209	836,774	-5.05%	-4.19%	1.39%
	2021		0.00%	0.90%	14.82	46.36	39,200	989,478	27.01%	28.08%	0.80%
	2020		0.10%	0.90%	11.84	36.50	39,684	790,919	1.80%	2.67%	1.57%

AB VPS Sustainable Global Thematic Portfolio - Class A	2024		0.10%	0.90%	17.33	37.09	29,243	900,776	5.26%	6.11%	0.00%
	2023		0.10%	0.90%	16.35	34.97	29,764	872,444	14.96%	15.89%	0.29%
	2022		0.10%	0.90%	14.12	30.19	33,304	866,308	-27.64%	-27.06%	0.00%
	2021		0.10%	0.90%	19.38	46.21	30,879	1,119,596	21.76%	22.79%	0.00%
	2020		0.10%	0.90%	15.80	37.95	29,017	870,239	38.15%	39.33%	0.74%

American Funds Global Growth Fund - Class 2	2024		0.00%	0.90%	18.44	56.95	121,023	3,492,159	12.66%	13.68%	1.54%
	2023		0.00%	0.90%	16.25	54.18	131,169	3,374,833	21.50%	22.60%	0.90%
	2022		0.00%	0.90%	13.28	44.59	133,206	2,844,143	-25.42%	-24.74%	0.68%
	2021		0.00%	0.90%	17.68	59.79	128,604	3,705,448	15.37%	16.35%	0.33%
	2020		0.10%	0.90%	15.22	51.82	112,689	3,020,171	29.21%	30.40%	0.33%

American Funds Global Small Capitalization Fund - Class 2	2024		0.00%	0.90%	12.77	35.42	219,205	4,035,521	1.42%	2.33%	1.06%
	2023		0.00%	0.90%	12.51	34.93	210,393	3,816,685	15.13%	16.17%	0.27%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.00%	0.90%	10.79	47.61	199,047	3,223,637	-30.19%	-29.55%	0.00%
	2021		0.00%	0.90%	15.35	68.19	170,934	3,974,639	5.78%	6.74%	0.00%
	2020		0.00%	0.90%	14.41	64.47	168,374	3,840,235	28.56%	29.65%	0.16%

American Funds Growth Fund - Class 2	2024		0.00%	0.90%	27.49	94.65	338,840	13,556,557	30.45%	31.63%	0.33%
	2023		0.00%	0.90%	20.93	91.50	364,556	11,280,124	37.24%	38.48%	0.36%
	2022		0.00%	0.90%	15.14	66.67	400,752	9,445,233	-30.57%	-29.94%	0.32%
	2021		0.00%	0.90%	21.66	96.02	365,007	13,888,096	20.89%	21.99%	0.22%
	2020		0.00%	0.90%	18.22	79.42	337,306	12,040,290	50.72%	51.92%	0.30%

American Funds Growth-Income Fund - Class 2	2024		0.00%	0.90%	20.69	64.40	340,218	10,948,589	23.11%	24.23%	1.10%
	2023		0.00%	0.90%	16.69	57.36	361,869	9,576,555	25.01%	26.14%	1.37%
	2022		0.00%	0.90%	13.26	45.88	368,330	8,230,383	-17.24%	-16.49%	1.25%
	2021		0.00%	0.90%	15.91	55.44	374,243	11,088,982	22.98%	24.10%	1.13%
	2020		0.00%	0.90%	13.24	45.08	353,262	9,183,796	12.53%	13.43%	1.30%

American Funds International Fund - Class 2	2024		0.00%	0.90%	10.77	25.03	467,693	6,974,824	2.23%	3.16%	1.14%
	2023		0.00%	0.90%	10.46	24.48	516,326	7,594,687	14.81%	15.84%	1.34%
	2022		0.00%	0.90%	9.05	29.72	495,587	6,454,258	-21.50%	-20.79%	1.78%
	2021		0.00%	0.90%	11.45	37.86	470,144	7,870,151	-2.38%	-1.50%	2.56%
	2020		0.00%	0.90%	11.64	38.78	427,309	7,421,540	12.95%	13.86%	0.71%

BlackRock Global Allocation V.I. Fund - Class I	2021		0.10%	0.90%	13.95	26.33	167,439	2,993,673	5.74%	6.56%	0.95%
	2020		0.10%	0.90%	13.11	24.71	153,429	2,614,109	19.93%	20.87%	1.19%

ClearBridge Variable Mid Cap Portfolio - Class I	2024		0.15%	0.15%	18.87	21.22	11,459	232,088	9.84%	9.84%	0.45%
	2023		0.15%	0.20%	14.40	19.32	31,114	546,311	12.69%	12.75%	0.13%
	2022		0.15%	0.20%	15.18	17.14	28,453	445,522	-25.46%	-25.43%	0.35%
	2021		0.15%	0.35%	20.37	22.98	27,572	585,754	28.25%	28.51%	0.02%
	2020		0.15%	0.35%	15.87	17.88	14,575	251,677	14.95%	15.18%	0.28%

DWS Alternative Asset Allocation VIP Portfolio - Class A	2024		0.15%	0.20%	13.04	17.76	22,783	361,221	5.43%	5.48%	3.60%
	2023		0.15%	0.20%	12.37	16.84	22,058	332,630	5.97%	6.03%	6.46%
	2022		0.15%	0.60%	11.67	15.88	20,158	292,048	-7.98%	-7.56%	7.46%
	2021		0.15%	0.60%	12.79	17.18	21,584	341,515	12.07%	12.58%	1.99%
	2020		0.15%	0.60%	11.36	15.26	19,954	285,799	5.08%	5.56%	2.74%

DWS Equity 500 Index VIP Portfolio - Class A	2024		0.00%	0.90%	22.33	61.13	137,731	3,972,525	23.51%	24.63%	1.26%
	2023		0.00%	0.90%	17.96	49.50	161,519	3,750,362	24.87%	26.00%	1.40%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.00%	0.90%	14.28	47.68	168,351	3,294,001	-19.07%	-18.34%	1.24%
	2021		0.00%	0.90%	17.52	58.92	151,647	4,296,650	27.24%	28.40%	1.46%
	2020		0.00%	0.90%	19.48	46.30	148,143	3,575,660	17.04%	17.86%	1.68%

DWS Small Cap Index VIP Portfolio - Class A	2024		0.00%	0.90%	15.39	39.37	43,539	803,945	10.16%	11.15%	1.19%
	2023		0.00%	0.90%	13.87	35.74	45,445	827,072	15.71%	16.76%	1.13%
	2022		0.00%	0.90%	11.90	44.89	46,115	734,587	-21.35%	-20.64%	0.91%
	2021		0.00%	0.90%	15.03	57.07	38,372	902,191	13.48%	14.27%	0.85%
	2020		0.20%	0.90%	16.83	50.29	37,927	863,834	18.36%	19.19%	1.14%

Fidelity® VIP Asset Manager Portfolio - Initial Class	2024		0.55%	0.55%	24.09	24.09	1,012	24,383	7.90%	7.90%	1.97%
	2023		0.55%	0.55%	22.32	22.32	2,313	51,643	12.32%	12.32%	2.41%
	2022		0.55%	0.55%	19.87	19.87	2,365	47,000	-15.40%	-15.40%	1.87%
	2021		0.55%	0.55%	23.49	23.49	2,607	61,249	9.32%	9.32%	1.74%
	2020		0.55%	0.55%	21.49	21.49	2,991	64,269	14.24%	14.24%	1.41%

Fidelity® VIP Contrafund® Portfolio - Service Class	2024		0.00%	0.90%	24.93	74.29	190,860	6,832,177	32.44%	33.63%	0.09%
	2023		0.00%	0.90%	18.70	71.63	196,589	5,175,289	32.14%	33.34%	0.39%
	2022		0.00%	0.90%	14.05	54.21	214,890	4,392,992	-27.04%	-26.38%	0.40%
	2021		0.00%	0.90%	19.12	74.30	201,344	6,107,921	26.57%	27.71%	0.05%
	2020		0.00%	0.90%	15.32	58.70	189,664	4,975,458	29.26%	30.30%	0.15%

Fidelity® VIP Equity-Income Portfolio - Initial Class	2024		0.55%	0.55%	40.92	40.92	711	29,087	14.72%	14.72%	0.93%
	2023		0.55%	0.55%	35.67	35.67	2,631	93,833	10.04%	10.04%	2.02%
	2022		0.55%	0.55%	32.42	32.42	2,869	93,007	-5.48%	-5.48%	1.80%
	2021		0.55%	0.55%	34.30	34.30	3,398	116,522	24.21%	24.21%	1.86%
	2020		0.55%	0.55%	27.61	27.61	3,350	92,501	6.11%	6.11%	1.82%

Fidelity® VIP Equity-Income Portfolio - Service Class	2024		0.20%	0.20%	18.15	26.24	12,543	288,800	15.01%	15.02%	1.68%
	2023		0.20%	0.35%	15.78	31.40	13,417	275,855	10.15%	10.31%	1.83%
	2022		0.20%	0.90%	14.30	38.59	11,835	251,814	-5.94%	-5.28%	1.55%
	2021		0.20%	0.90%	19.49	41.02	13,065	339,808	23.71%	24.58%	1.83%
	2020		0.20%	0.90%	15.65	33.16	10,288	273,190	5.59%	6.38%	1.75%

Fidelity® VIP Growth Opportunities Portfolio - Service Class	2024		0.00%	0.20%	27.43	27.74	16,568	459,045	38.49%	38.76%	0.00%
	2023		0.00%	0.20%	19.81	19.99	17,799	355,465	45.23%	45.51%	0.00%
	2022		0.00%	0.20%	13.64	13.74	19,489	267,541	-38.34%	-38.21%	0.00%
	2021		0.00%	0.20%	22.12	22.23	16,856	374,520	11.61%	11.83%	0.00%
	2020		0.00%	0.35%	81.69	81.69	14,930	333,950	67.91%	67.91%	0.01%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Fidelity® VIP Growth Portfolio - Service Class	2024		0.00%	0.90%	27.25	107.47	100,350	4,280,333	29.08%	30.26%	0.00%
	2023		0.00%	0.90%	20.96	82.63	106,007	3,394,199	34.87%	36.09%	0.04%
	2022		0.00%	0.90%	15.43	60.80	72,913	2,179,258	-25.20%	-24.52%	0.50%
	2021		0.00%	0.90%	20.49	80.68	56,762	2,846,550	21.98%	23.08%	0.00%
	2020		0.00%	0.90%	17.52	65.65	53,502	2,329,662	42.46%	43.73%	0.06%

Fidelity® VIP High Income Portfolio - Service Class	2024		0.00%	0.20%	11.97	12.10	7,575	91,651	8.51%	8.72%	5.74%
	2023		0.00%	0.20%	11.03	11.13	7,700	85,698	10.28%	10.50%	5.81%
	2022		0.00%	0.20%	10.00	10.07	8,075	81,328	-11.73%	-11.56%	5.07%
	2021		0.00%	0.35%	11.33	18.69	6,073	87,900	4.13%	4.50%	5.33%
	2020		0.00%	0.35%	17.94	17.94	4,565	75,878	2.29%	2.29%	5.37%

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2024		0.55%	0.55%	13.68	13.68	4,937	67,564	1.23%	1.23%	3.13%
	2023		0.55%	0.55%	13.52	13.52	5,862	79,234	5.62%	5.62%	2.63%
	2022		0.55%	0.55%	12.80	12.80	7,265	92,980	-13.44%	-13.44%	2.18%
	2021		0.55%	0.55%	14.78	14.78	7,591	112,233	-1.15%	-1.15%	2.17%
	2020		0.55%	0.55%	14.96	14.96	7,067	105,704	8.79%	8.79%	2.20%

Fidelity® VIP Mid Cap Portfolio - Service Class	2024		0.10%	0.90%	17.12	51.38	101,051	2,957,029	16.30%	17.24%	0.47%
	2023		0.10%	0.90%	14.62	44.18	107,702	2,746,357	13.97%	14.89%	0.52%
	2022		0.10%	0.90%	12.74	38.76	103,251	2,442,547	-15.62%	-14.94%	0.38%
	2021		0.10%	0.90%	14.99	45.93	111,161	3,147,747	24.38%	25.43%	0.50%
	2020		0.10%	0.90%	11.97	36.93	120,300	2,785,153	16.94%	17.97%	0.55%

Fidelity® VIP Overseas Portfolio - Service Class	2024		0.00%	0.90%	13.90	26.60	30,176	528,444	4.01%	4.95%	1.66%
	2023		0.00%	0.90%	13.27	32.75	28,343	486,241	19.33%	20.41%	0.95%
	2022		0.10%	0.90%	11.88	27.45	30,061	443,650	-25.26%	-24.66%	1.01%
	2021		0.10%	0.90%	17.04	36.72	25,417	542,157	18.50%	19.51%	0.45%
	2020		0.10%	0.90%	14.28	30.99	27,882	483,610	14.46%	15.41%	0.36%

Franklin Income VIP Fund - Class 1	2024		0.10%	0.90%	13.89	29.04	294,017	6,519,669	6.50%	7.35%	5.13%
	2023		0.10%	0.90%	12.95	27.07	297,425	6,197,614	7.90%	8.76%	5.19%
	2022		0.10%	0.90%	11.92	24.90	256,049	5,329,969	-6.09%	-5.33%	4.89%
	2021		0.10%	0.90%	13.02	26.32	273,553	6,073,550	15.96%	16.89%	4.66%
	2020		0.10%	0.90%	11.15	22.52	268,352	5,190,609	0.06%	0.86%	5.55%

Franklin Mutual Shares VIP Fund - Class 1	2024		0.10%	0.90%	14.77	33.45	89,049	2,322,304	10.50%	11.38%	2.20%
	2023		0.10%	0.90%	13.28	30.04	91,539	2,143,324	12.71%	13.61%	2.15%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.10%	0.90%	11.70	26.46	88,110	1,889,477	-7.99%	-7.25%	2.10%
	2021		0.10%	0.90%	12.62	28.54	94,171	2,234,418	18.42%	19.41%	3.08%
	2020		0.10%	0.90%	10.58	23.91	98,940	1,979,398	-5.73%	-4.94%	3.24%

Franklin Small-Mid Cap Growth VIP Fund - Class 1	2024		0.00%	0.90%	17.71	56.67	32,469	804,393	10.31%	11.31%	0.00%
	2023		0.00%	0.90%	15.94	50.98	31,806	751,253	25.99%	27.12%	0.00%
	2022		0.00%	0.90%	12.56	40.17	38,672	841,141	-34.12%	-33.52%	0.00%
	2021		0.00%	0.90%	18.94	71.02	33,234	1,155,261	9.27%	10.15%	0.00%
	2020		0.10%	0.90%	22.25	65.00	28,527	970,993	54.13%	55.38%	0.00%

Invesco V.I. American Franchise Fund - Series I Shares	2024		0.00%	0.55%	24.28	62.69	39,397	1,427,250	34.15%	34.89%	0.00%
	2023		0.00%	0.55%	18.04	46.74	44,834	1,268,101	40.15%	40.93%	0.00%
	2022		0.00%	0.55%	12.82	33.35	49,886	1,033,397	-31.49%	-31.11%	0.00%
	2021		0.00%	0.90%	18.65	51.24	45,716	1,514,703	10.92%	11.93%	0.00%
	2020		0.00%	0.90%	37.14	46.20	34,013	1,379,034	41.08%	41.91%	0.07%

Invesco V.I. Core Equity Fund - Series I Shares	2024		0.00%	0.55%	20.24	38.98	67,635	1,576,692	24.92%	25.61%	0.71%
	2023		0.00%	0.55%	16.15	31.21	70,971	1,350,407	22.69%	23.36%	0.75%
	2022		0.00%	0.55%	13.11	25.44	73,101	1,125,663	-20.98%	-20.55%	0.85%
	2021		0.00%	0.55%	16.54	32.95	79,130	1,627,123	27.04%	27.74%	0.67%
	2020		0.00%	0.90%	22.33	25.88	57,033	1,323,402	12.83%	13.50%	1.37%

Invesco V.I. Core Plus Bond Fund - Series I Shares	2024		0.55%	0.55%	15.60	15.60	3,647	56,896	2.49%	2.49%	3.67%
	2023		0.55%	0.55%	15.22	15.22	3,968	60,398	5.56%	5.56%	2.88%
	2022		0.55%	0.55%	14.42	14.42	4,000	57,676	-15.00%	-15.00%	0.56%
	2021		0.55%	0.55%	16.96	16.96	4,337	73,585	-1.20%	-1.20%	1.64%
	2020		0.55%	0.55%	17.17	17.17	4,652	79,877	9.12%	9.12%	1.94%

Invesco V.I. EQV International Equity Fund - Series I Shares	2024		0.00%	0.90%	13.19	14.67	45,506	655,799	-0.28%	0.62%	1.80%
	2023		0.00%	0.90%	13.13	14.60	45,320	650,858	17.09%	18.15%	0.20%
	2022		0.15%	0.90%	11.14	12.38	49,118	599,387	-19.04%	-18.43%	1.70%
	2021		0.15%	0.90%	13.66	23.27	49,254	743,147	4.94%	5.73%	1.32%
	2020		0.15%	0.90%	13.63	37.63	45,666	673,876	12.97%	13.82%	2.31%

Janus Henderson Balanced Portfolio - Institutional Shares	2024		0.00%	0.00%	16.83	16.83	17,716	298,212	15.43%	15.43%	2.07%
	2023		0.00%	0.00%	14.58	14.58	17,770	259,146	15.53%	15.53%	2.14%
	2022		0.00%	0.00%	12.62	12.62	18,963	239,380	-16.48%	-16.48%	1.24%
	2021		0.00%	0.35%	15.12	32.08	19,267	296,846	16.79%	17.19%	0.91%
	2020		0.00%	0.35%	27.47	27.47	9,566	252,582	13.91%	13.91%	1.81%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Janus Henderson Balanced Portfolio - Service Shares	2024		0.20%	0.20%	16.41	22.15	13,872	296,851	14.92%	14.92%	1.63%
	2023		0.20%	0.35%	14.28	26.24	18,037	344,825	14.73%	14.90%	1.80%
	2022		0.20%	0.90%	12.43	37.69	17,134	285,115	-17.36%	-16.78%	0.97%
	2021		0.20%	0.90%	14.94	45.61	16,437	362,799	15.86%	16.68%	0.67%
	2020		0.20%	0.90%	17.28	39.36	12,109	324,951	13.01%	13.78%	1.49%

Janus Henderson Enterprise Portfolio - Service Shares	2024		0.00%	0.35%	18.07	48.67	4,050	130,621	14.92%	15.32%	0.62%
	2023		0.00%	0.90%	15.66	92.77	3,708	112,182	16.71%	17.78%	0.09%
	2022		0.00%	0.90%	13.30	79.48	6,384	181,721	-16.90%	-16.15%	0.09%
	2021		0.00%	0.90%	15.86	95.65	6,426	265,300	15.50%	16.54%	0.23%
	2020		0.00%	0.90%	24.01	82.82	5,310	232,941	18.12%	18.96%	0.00%

Janus Henderson Global Research Portfolio - Institutional Shares	2024		0.00%	0.00%	20.52	20.52	33,606	689,713	23.58%	23.58%	0.76%
	2023		0.00%	0.00%	16.61	16.61	33,693	559,552	26.78%	26.78%	0.94%
	2022		0.00%	0.00%	13.10	13.10	34,709	454,674	-19.41%	-19.41%	1.03%
	2021		0.00%	0.35%	16.19	34.83	37,652	641,419	17.68%	18.09%	0.53%
	2020		0.00%	0.35%	29.60	29.60	27,658	545,275	19.64%	19.64%	0.74%

Janus Henderson Global Research Portfolio - Service Shares	2024		0.20%	0.20%	20.01	20.01	4,644	92,925	23.03%	23.03%	0.59%
	2023		0.20%	0.20%	16.26	16.26	5,147	83,712	26.22%	26.22%	0.77%
	2022		0.20%	0.35%	12.89	26.56	5,078	68,277	-19.89%	-19.77%	0.88%
	2021		0.20%	0.35%	16.06	33.16	6,119	108,328	17.37%	17.56%	0.36%
	2020		0.20%	0.90%	24.05	30.10	5,227	92,285	18.68%	19.35%	0.55%

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	2024		0.00%	0.20%	26.88	27.19	6,484	175,135	31.49%	31.76%	0.00%
	2023		0.00%	0.20%	20.44	20.63	5,842	119,849	53.97%	54.28%	0.00%
	2022		0.00%	0.20%	13.28	13.38	5,513	73,434	-37.25%	-37.12%	0.00%
	2021		0.00%	0.20%	21.16	21.27	6,293	133,446	17.51%	17.74%	0.12%
	2020		0.00%	0.35%	70.35	70.35	6,721	126,022	50.20%	50.20%	0.00%

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	2022		0.15%	0.15%	13.45	13.45	21,631	290,841	-17.73%	-17.73%	1.67%
	2021		0.15%	0.15%	16.34	16.34	21,453	350,586	9.34%	9.35%	0.73%
	2020		0.15%	0.15%	14.95	14.95	11,039	164,988	15.51%	15.52%	1.80%

LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	2024		0.15%	0.90%	20.28	79.38	53,073	2,371,623	24.80%	25.74%	0.00%
	2023		0.15%	0.90%	16.14	63.13	52,596	1,713,229	45.01%	46.10%	0.00%
	2022		0.15%	0.90%	11.05	43.21	58,769	1,370,024	-41.25%	-40.81%	0.00%
	2021		0.15%	0.90%	19.49	73.00	48,065	2,067,917	19.38%	20.29%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		0.15%	0.90%	16.21	60.69	44,934	1,681,164	35.25%	36.26%	0.00%

LVIP American Century Balanced Fund - Standard Class II	2024		0.15%	0.20%	15.68	19.17	17,133	327,508	11.84%	11.90%	2.09%
	2023		0.15%	0.20%	17.06	17.13	16,355	279,297	16.17%	16.23%	1.96%
	2022		0.15%	0.90%	14.02	14.74	15,705	231,244	-18.01%	-17.39%	1.23%
	2021		0.15%	0.90%	17.10	17.84	14,829	264,314	14.74%	15.60%	0.72%
	2020		0.15%	0.90%	15.40	15.43	13,701	211,279	12.30%	12.36%	1.16%

LVIP American Century Inflation Protection Fund - Standard Class II	2024		0.00%	0.35%	11.13	15.20	50,939	606,793	1.46%	1.82%	4.04%
	2023		0.00%	0.35%	10.95	14.94	48,036	562,402	3.24%	3.60%	3.58%
	2022		0.00%	0.90%	10.59	15.67	46,901	533,715	-13.66%	-12.88%	5.17%
	2021		0.00%	0.90%	12.18	18.15	53,552	700,990	5.66%	6.51%	3.27%
	2020		0.10%	0.90%	11.82	17.18	56,765	712,859	8.82%	9.69%	1.66%

LVIP American Century Ultra Fund - Standard Class	2024	8/23/2024	0.10%	0.20%	22.92	88.77	56,488	3,025,816	6.70%	6.74%	0.00%

LVIP Baron Growth Opportunities Fund - Service Class	2024		0.00%	0.20%	16.44	60.73	41,786	1,001,797	5.23%	5.44%	0.24%
	2023		0.00%	0.20%	15.62	57.68	39,115	866,013	17.56%	17.81%	0.00%
	2022		0.00%	0.60%	13.29	49.04	39,415	820,668	-26.27%	-25.83%	0.00%
	2021		0.00%	0.90%	17.95	66.21	31,790	1,038,366	17.63%	18.72%	0.00%
	2020		0.00%	0.90%	16.49	66.79	27,737	892,923	32.85%	34.01%	0.00%

LVIP Baron Growth Opportunities Fund - Standard Class	2024		0.20%	0.90%	16.66	57.07	21,674	518,455	4.77%	5.51%	0.48%
	2023		0.20%	0.90%	15.80	54.47	20,525	475,049	17.05%	17.87%	0.00%
	2022		0.20%	0.90%	13.40	46.53	22,193	437,600	-26.32%	-25.78%	0.00%
	2021		0.20%	0.90%	18.06	63.16	20,328	541,519	17.98%	18.85%	0.00%
	2020		0.20%	0.90%	21.87	53.53	19,768	443,381	33.24%	34.28%	0.00%

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	2024		0.00%	0.20%	16.16	34.81	28,555	637,598	11.27%	11.50%	2.80%
	2023		0.00%	0.20%	14.52	31.27	30,301	600,093	9.17%	9.39%	2.82%
	2022		0.00%	0.60%	13.62	28.62	22,413	527,291	-2.87%	-2.28%	2.18%
	2021		0.00%	0.90%	14.05	29.34	26,789	634,406	21.97%	23.07%	2.18%
	2020		0.00%	0.90%	13.52	23.87	25,138	522,583	0.21%	0.97%	2.23%

LVIP BlackRock Global Allocation Fund - Standard Class	2024		0.10%	0.20%	14.62	27.66	192,752	3,257,270	9.29%	9.39%	1.34%
	2023		0.10%	0.20%	13.38	25.29	194,011	3,017,413	13.40%	13.51%	2.89%
	2022	6/3/2022	0.10%	0.90%	11.80	22.28	175,079	2,592,164	-5.43%	-4.99%	0.38%

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	2024		0.15%	0.15%	15.80	15.80	1,360	21,487	11.01%	11.01%	2.39%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		0.15%	0.15%	14.23	14.23	1,281	18,229	11.52%	11.52%	2.23%
	2022		0.15%	0.15%	12.76	12.76	1,263	16,127	-16.65%	-16.65%	1.43%
	2021		0.15%	0.15%	15.31	15.31	1,448	22,178	12.52%	12.52%	1.38%
	2020		0.15%	0.15%	13.61	13.61	1,272	17,313	1.83%	1.83%	1.96%

LVIP BlackRock Inflation Protected Bond Fund - Standard Class	2024		0.15%	0.20%	11.58	13.94	63,576	805,086	2.43%	2.48%	3.67%
	2023		0.15%	0.20%	11.30	13.61	64,845	810,204	4.86%	4.91%	2.25%
	2022		0.15%	0.60%	10.69	12.97	72,183	875,556	-5.27%	-4.85%	8.73%
	2021		0.15%	0.60%	11.26	13.63	79,196	1,015,813	4.05%	4.52%	7.09%
	2020		0.15%	0.60%	10.79	13.04	69,122	851,777	4.65%	5.12%	0.17%

LVIP BlackRock Real Estate Fund - Standard Class	2024		0.10%	0.90%	11.06	22.46	49,387	649,602	0.70%	1.51%	2.70%
	2023		0.10%	0.90%	10.91	22.14	55,811	719,838	12.05%	12.95%	3.12%
	2022		0.10%	0.90%	9.67	19.61	50,624	611,861	-29.28%	-28.71%	1.87%
	2021		0.10%	0.90%	14.56	27.52	38,066	674,894	26.87%	27.89%	6.34%
	2020		0.10%	0.90%	11.39	21.53	47,852	666,326	-3.09%	-2.31%	5.34%

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	2024		0.15%	0.15%	17.23	17.23	1,349	23,243	13.25%	13.25%	2.00%
	2023		0.15%	0.15%	15.22	15.22	1,319	20,068	12.19%	12.19%	1.88%
	2022		0.15%	0.15%	13.56	13.56	1,407	19,087	-16.64%	-16.64%	1.27%
	2021		0.15%	0.15%	16.27	16.27	1,709	27,805	14.49%	14.49%	1.33%
	2020		0.15%	0.15%	14.21	14.21	1,577	22,419	3.19%	3.19%	1.54%

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2024		0.10%	0.90%	23.12	53.36	16,829	556,259	29.24%	30.28%	0.01%
	2023		0.10%	0.90%	17.76	40.98	15,886	372,106	32.95%	34.02%	0.41%
	2022		0.10%	0.90%	13.29	30.59	16,441	292,925	-27.39%	-26.81%	0.00%
	2021		0.10%	0.90%	18.18	45.60	14,034	420,301	29.69%	30.77%	0.00%
	2020		0.10%	0.90%	13.92	35.16	15,645	351,736	22.70%	23.74%	0.41%

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	2024		0.15%	0.20%	17.39	38.35	5,225	148,577	18.99%	19.05%	0.01%
	2023		0.15%	0.20%	14.62	32.21	5,704	139,720	17.52%	17.58%	0.28%
	2022		0.15%	0.60%	12.44	27.40	5,773	122,906	-24.02%	-23.68%	0.00%
	2021		0.15%	0.60%	17.15	35.90	5,501	157,832	12.61%	13.12%	0.00%
	2020		0.15%	0.60%	15.17	31.74	5,892	152,699	26.96%	27.52%	0.00%

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	2023		0.15%	0.15%	17.88	17.88	239	4,273	22.35%	22.35%	0.16%
	2022		0.15%	0.15%	14.62	14.62	1,665	24,328	-17.57%	-17.57%	0.89%
	2021		0.15%	0.15%	17.73	17.73	1,751	31,045	21.86%	21.86%	0.56%
	2020		0.15%	0.15%	14.55	14.55	1,730	25,167	14.69%	14.69%	0.92%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Dimensional International Core Equity Fund - Standard Class	2024		0.15%	0.15%	14.69	14.70	5,846	85,919	2.91%	2.91%	2.50%
	2023		0.15%	0.15%	14.28	14.28	5,521	78,853	15.84%	15.84%	3.27%
	2022		0.15%	0.15%	12.33	12.33	5,894	72,669	-13.55%	-13.55%	3.59%
	2021		0.15%	0.15%	14.26	14.26	5,131	73,178	13.05%	13.06%	2.41%
	2020		0.15%	0.15%	12.61	12.62	4,568	57,630	6.70%	6.71%	1.90%

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	2024		0.15%	0.20%	12.83	14.75	35,675	464,733	4.48%	4.53%	2.81%
	2023		0.15%	0.20%	12.28	14.11	34,522	430,879	16.46%	16.51%	3.55%
	2022		0.15%	0.60%	11.51	12.11	33,521	382,743	-11.68%	-11.28%	3.22%
	2021		0.15%	0.60%	13.03	13.65	32,552	427,117	14.68%	15.20%	3.01%
	2020		0.15%	0.60%	11.36	11.85	34,193	390,879	-6.98%	-6.56%	1.86%

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	2024		0.15%	0.20%	21.25	64.96	17,843	569,426	20.53%	20.59%	1.11%
	2023		0.15%	0.35%	17.98	53.87	18,229	492,978	22.34%	22.60%	1.41%
	2022		0.15%	0.35%	14.67	43.94	18,141	400,319	-15.54%	-15.37%	1.39%
	2021		0.15%	0.35%	17.34	51.92	18,435	478,898	27.13%	27.36%	1.20%
	2020		0.15%	0.35%	13.62	40.76	18,557	377,256	16.00%	16.23%	1.90%

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2024		0.15%	0.20%	20.62	27.20	8,734	231,958	18.22%	18.28%	1.08%
	2023		0.15%	0.20%	17.44	23.00	8,210	184,034	21.41%	21.47%	1.33%
	2022		0.15%	0.20%	14.36	18.93	8,988	166,361	-14.08%	-14.04%	1.32%
	2021		0.15%	0.20%	16.72	22.02	8,521	182,436	27.51%	27.58%	1.16%
	2020		0.15%	0.20%	13.11	17.26	8,030	134,398	15.11%	15.17%	1.58%

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2024		0.15%	0.20%	20.63	36.68	48,053	1,146,409	20.41%	20.47%	1.42%
	2023		0.15%	0.20%	17.13	30.45	52,154	1,030,831	21.70%	21.76%	1.23%
	2022		0.15%	0.60%	16.57	25.01	40,656	852,831	-15.20%	-14.81%	1.06%
	2021		0.15%	0.60%	19.46	29.36	38,275	1,015,929	26.93%	27.50%	1.04%
	2020		0.15%	0.60%	15.27	23.02	39,967	840,964	14.61%	15.12%	1.17%

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	2024		0.15%	0.20%	15.50	28.02	13,001	231,133	12.31%	12.38%	1.63%
	2023		0.15%	0.20%	13.80	24.94	12,759	201,516	17.00%	17.07%	1.69%
	2022		0.15%	0.60%	11.79	21.30	10,636	172,298	-12.58%	-12.19%	1.49%
	2021		0.15%	0.60%	13.44	24.26	12,219	220,295	16.62%	17.14%	1.20%
	2020		0.15%	0.60%	11.48	20.71	12,478	190,755	11.99%	12.50%	1.15%

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	2024		0.10%	0.20%	10.92	17.79	26,549	361,313	8.68%	8.79%	3.20%
	2023		0.10%	0.20%	10.04	16.35	32,360	400,794	9.82%	9.93%	3.31%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.10%	0.60%	9.15	14.88	31,369	365,309	-12.36%	-11.92%	10.39%
	2021		0.10%	0.60%	10.39	16.89	29,941	410,141	8.14%	8.65%	5.65%
	2020		0.10%	0.90%	9.57	15.54	31,557	405,520	1.73%	2.60%	3.77%

LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	2024		0.15%	0.20%	13.49	20.73	14,955	211,707	3.56%	3.61%	3.90%
	2023		0.15%	0.20%	13.03	20.01	14,575	199,390	18.68%	18.75%	4.43%
	2022		0.15%	0.20%	10.98	16.85	15,166	175,308	-7.20%	-7.16%	7.82%
	2021		0.15%	0.60%	12.14	18.15	14,755	186,296	12.49%	12.99%	4.50%
	2020		0.15%	0.60%	10.75	16.06	13,858	159,198	-4.67%	-4.24%	1.28%

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	2024		0.15%	0.20%	20.71	67.59	22,923	903,229	27.73%	27.79%	1.00%
	2023		0.15%	0.20%	16.22	52.89	24,859	796,879	17.15%	17.21%	1.42%
	2022		0.15%	0.60%	13.84	45.12	26,243	773,009	-10.51%	-10.11%	2.87%
	2021		0.15%	0.60%	15.41	50.19	24,985	897,464	31.09%	31.68%	2.29%
	2020		0.15%	0.60%	11.71	38.12	23,646	670,306	2.37%	2.83%	2.37%

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	2024		0.15%	0.20%	16.49	47.41	58,553	1,391,783	12.96%	13.02%	1.18%
	2023		0.15%	0.20%	14.60	41.94	56,432	1,191,728	15.31%	15.37%	1.45%
	2022		0.15%	0.60%	12.66	36.36	73,509	1,397,569	-12.97%	-12.58%	3.53%
	2021		0.15%	0.60%	14.49	41.59	63,203	1,638,053	32.86%	33.46%	2.43%
	2020		0.15%	0.60%	10.86	31.16	69,694	1,343,929	5.35%	5.82%	3.13%

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	2024		0.00%	0.90%	12.27	22.38	24,816	385,610	6.74%	7.71%	1.96%
	2023		0.00%	0.90%	11.42	20.97	42,830	727,934	8.74%	9.72%	2.10%
	2022		0.00%	0.90%	10.43	19.28	40,654	638,790	-16.15%	-15.40%	2.75%
	2021		0.00%	0.90%	13.87	23.00	38,074	718,543	6.67%	7.51%	3.55%
	2020		0.10%	0.90%	12.90	21.56	39,078	704,946	6.12%	6.94%	1.42%

LVIP Global Growth Allocation Managed Risk Fund - Standard Class	2024		0.00%	0.90%	13.00	23.74	185,920	2,816,283	10.15%	11.15%	2.81%
	2023		0.00%	0.90%	11.72	21.39	202,132	2,757,447	12.31%	13.33%	1.97%
	2022		0.00%	0.90%	10.37	18.90	193,929	2,440,530	-19.41%	-18.68%	2.52%
	2021		0.00%	0.90%	12.77	23.28	197,066	3,039,180	11.76%	12.60%	3.05%
	2020		0.15%	0.90%	11.35	20.67	217,197	2,956,572	4.91%	5.71%	2.13%

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	2024		0.00%	0.90%	12.81	22.93	242,987	3,824,188	9.20%	10.19%	3.11%
	2023		0.00%	0.90%	11.65	20.85	249,131	3,558,564	10.84%	11.84%	1.99%
	2022		0.00%	0.90%	10.43	18.78	235,366	3,167,779	-18.12%	-17.38%	2.68%
	2021		0.00%	0.90%	12.65	22.94	233,226	3,848,576	9.83%	10.68%	3.11%
	2020		0.15%	0.90%	11.44	20.89	238,043	3,555,782	5.15%	5.94%	2.10%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Government Money Market Fund - Standard Class	2024		0.00%	0.55%	10.70	11.41	250,289	2,824,183	4.36%	4.94%	4.81%
	2023		0.00%	0.55%	10.25	10.89	233,646	2,516,456	4.18%	4.75%	4.65%
	2022		0.00%	0.60%	9.77	10.41	241,127	2,475,806	0.69%	1.30%	1.12%
	2021		0.00%	0.90%	9.70	10.35	316,406	3,198,439	-0.88%	0.02%	0.01%
	2020		0.00%	0.90%	9.76	10.64	271,903	2,791,026	-0.64%	0.13%	0.29%

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	2024		0.15%	0.15%	20.46	20.46	69	1,411	12.89%	12.89%	2.22%
	2023		0.15%	0.15%	18.13	18.13	61	1,114	12.01%	12.01%	2.32%
	2022		0.15%	0.15%	16.18	16.18	55	885	-7.06%	-7.06%	1.96%
	2021		0.15%	0.15%	17.41	17.41	52	904	20.42%	20.42%	1.60%
	2020		0.15%	0.15%	14.46	14.46	48	690	7.16%	7.16%	1.85%

LVIP JPMorgan High Yield Fund - Standard Class	2024		0.15%	0.90%	12.63	21.51	93,765	1,431,926	7.12%	7.93%	6.96%
	2023		0.15%	0.90%	11.71	19.93	75,592	1,101,937	10.76%	11.60%	4.91%
	2022		0.15%	0.90%	10.50	17.86	71,433	982,119	-11.04%	-10.37%	5.55%
	2021		0.15%	0.90%	12.28	19.92	70,915	1,150,700	5.48%	6.27%	4.77%
	2020		0.15%	0.90%	11.56	18.74	60,970	967,531	4.61%	5.40%	4.37%

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2024		0.10%	0.20%	15.91	36.37	8,486	232,387	15.20%	15.32%	1.36%
	2023		0.10%	0.20%	13.81	31.56	8,815	207,536	11.85%	11.96%	1.58%
	2022		0.10%	0.60%	12.35	28.20	8,527	190,358	-9.71%	-9.26%	1.36%
	2021		0.10%	0.60%	13.62	31.09	8,877	216,645	28.30%	28.97%	0.98%
	2020		0.10%	0.90%	10.57	24.12	10,806	198,178	1.03%	1.80%	1.34%

LVIP Macquarie Bond Fund - Standard Class	2024		0.00%	0.90%	10.38	16.87	423,035	5,170,561	0.70%	1.61%	4.95%
	2023		0.00%	0.90%	10.24	16.62	388,304	4,749,699	4.98%	5.93%	3.22%
	2022		0.00%	0.90%	9.68	18.14	377,392	4,470,116	-14.47%	-13.70%	3.15%
	2021		0.00%	0.90%	11.24	21.21	380,536	5,442,584	-2.68%	-1.80%	2.12%
	2020		0.00%	0.90%	12.05	23.73	326,627	4,889,639	8.88%	9.77%	2.37%

LVIP Macquarie Diversified Floating Rate Fund - Standard Class	2024		0.15%	0.20%	11.51	13.05	142,897	1,771,420	5.86%	5.91%	5.20%
	2023		0.15%	0.20%	10.87	12.32	130,405	1,532,302	5.36%	5.41%	5.25%
	2022		0.15%	0.60%	10.32	11.69	129,977	1,476,699	-0.50%	-0.05%	2.31%
	2021		0.15%	0.60%	10.54	11.69	139,633	1,590,431	-0.20%	0.25%	1.26%
	2020		0.15%	0.60%	10.87	11.66	119,629	1,363,964	0.76%	1.21%	1.61%

LVIP Macquarie Diversified Income Fund - Standard Class	2024		0.00%	0.90%	10.64	18.31	248,188	3,381,842	1.07%	1.98%	4.32%
	2023		0.00%	0.90%	10.45	19.46	254,674	3,382,681	5.28%	6.24%	3.95%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.00%	0.90%	9.86	18.48	262,438	3,364,833	-14.63%	-13.86%	3.36%
	2021		0.00%	0.90%	11.47	21.65	262,601	3,925,819	-2.18%	-1.40%	5.05%
	2020		0.10%	0.90%	12.20	22.13	235,607	3,587,349	10.04%	10.92%	2.62%

LVIP Macquarie High Yield Fund - Standard Class	2024		0.00%	0.90%	12.75	26.75	64,867	928,618	5.71%	6.66%	6.44%
	2023		0.00%	0.90%	11.98	25.30	66,086	889,801	11.66%	12.67%	6.70%
	2022		0.00%	0.90%	10.65	34.72	69,159	848,405	-12.20%	-11.41%	5.99%
	2021		0.00%	0.90%	12.05	39.55	75,639	1,081,050	3.98%	4.92%	9.70%
	2020		0.00%	0.90%	12.01	38.03	67,084	958,404	6.28%	7.13%	5.88%

LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	2024		0.10%	0.90%	11.05	14.70	129,592	1,652,221	3.36%	4.19%	4.14%
	2023		0.10%	0.90%	10.62	14.11	124,082	1,519,536	4.05%	4.89%	3.37%
	2022		0.10%	0.90%	10.13	13.45	130,023	1,532,997	-4.98%	-4.22%	2.40%
	2021		0.10%	0.90%	10.59	14.04	143,567	1,777,275	-1.56%	-0.80%	1.81%
	2020		0.10%	0.90%	11.05	14.16	129,927	1,621,936	3.37%	4.16%	1.80%

LVIP Macquarie Mid Cap Value Fund - Standard Class	2024		0.15%	0.20%	16.70	53.43	32,060	1,054,951	14.58%	14.65%	1.38%
	2023		0.15%	0.20%	14.57	46.60	33,763	992,294	11.02%	11.08%	1.69%
	2022		0.15%	0.60%	13.13	41.96	30,042	913,109	-9.42%	-9.01%	1.50%
	2021		0.15%	0.90%	14.43	46.11	31,713	1,074,838	30.72%	31.72%	1.36%
	2020		0.15%	0.90%	10.96	35.01	34,339	904,967	-0.40%	0.36%	3.01%

LVIP Macquarie SMID Cap Core Fund - Standard Class	2024		0.00%	0.90%	17.12	67.41	108,111	2,928,658	13.70%	14.73%	0.61%
	2023		0.00%	0.90%	14.95	58.84	109,094	2,652,568	15.41%	16.45%	1.12%
	2022		0.00%	0.90%	12.86	50.61	108,112	2,406,598	-14.50%	-13.73%	0.44%
	2021		0.00%	0.90%	14.94	67.70	108,373	3,049,129	22.07%	23.18%	0.96%
	2020		0.00%	0.90%	12.15	55.45	88,275	2,567,047	10.09%	10.92%	0.54%

LVIP Macquarie Social Awareness Fund - Standard Class	2024		0.00%	0.90%	22.04	67.10	29,494	875,134	19.97%	21.07%	0.85%
	2023		0.00%	0.90%	18.24	55.50	30,607	753,607	29.01%	30.17%	1.02%
	2022		0.00%	0.90%	14.04	50.62	30,165	618,120	-20.43%	-19.71%	1.16%
	2021		0.00%	0.90%	23.18	63.62	29,578	770,844	25.30%	26.51%	0.86%
	2020		0.15%	0.90%	18.37	50.77	24,366	596,716	18.61%	19.51%	1.35%

LVIP Macquarie U.S. Growth Fund - Standard Class	2024		0.00%	0.90%	27.43	94.77	66,465	3,718,617	32.87%	34.07%	0.00%
	2023		0.00%	0.90%	20.50	70.80	71,007	2,950,052	47.02%	48.35%	0.00%
	2022		0.00%	0.90%	13.95	47.79	75,345	2,156,661	-28.31%	-27.66%	0.00%
	2021		0.00%	0.90%	19.28	66.17	66,904	2,776,861	17.04%	18.10%	0.00%
	2020		0.00%	0.90%	21.51	56.11	65,469	2,346,895	42.84%	43.99%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Macquarie U.S. REIT Fund - Standard Class	2024		0.00%	0.90%	12.57	38.10	87,148	1,561,802	6.91%	7.87%	3.11%
	2023		0.00%	0.90%	11.67	43.41	94,575	1,559,820	11.57%	12.58%	3.38%
	2022		0.00%	0.90%	10.39	38.91	94,096	1,462,292	-25.97%	-25.30%	3.12%
	2021		0.00%	0.90%	13.94	52.56	97,209	2,154,241	41.79%	43.07%	3.02%
	2020		0.00%	0.90%	11.11	42.63	103,544	1,643,128	-11.21%	-10.54%	1.93%

LVIP Macquarie Value Fund - Standard Class	2024		0.00%	0.90%	14.61	46.77	92,501	2,287,535	6.22%	7.18%	1.91%
	2023		0.00%	0.90%	13.65	43.70	99,000	2,345,729	2.56%	3.49%	1.79%
	2022		0.15%	0.90%	13.22	45.20	81,882	1,901,009	-4.14%	-3.41%	1.76%
	2021		0.15%	0.90%	13.83	47.15	82,947	2,209,762	21.32%	22.23%	5.75%
	2020		0.15%	0.90%	11.32	38.86	78,700	1,815,037	-0.49%	0.26%	2.06%

LVIP Macquarie Wealth Builder Fund - Standard Class	2024		0.00%	0.90%	13.51	25.72	14,226	221,147	7.21%	8.18%	2.88%
	2023		0.00%	0.90%	12.49	23.99	13,770	200,996	8.92%	9.91%	2.80%
	2022		0.00%	0.90%	11.36	22.02	14,265	189,615	-12.00%	-11.21%	2.27%
	2021		0.00%	0.90%	14.31	25.03	14,484	217,325	10.79%	11.56%	2.20%
	2020		0.20%	0.90%	12.84	22.59	12,993	175,432	4.67%	5.40%	1.71%

LVIP MFS International Growth Fund - Standard Class	2024		0.10%	0.20%	15.24	29.06	68,376	1,610,647	7.88%	7.99%	1.58%
	2023		0.10%	0.20%	14.12	26.92	69,134	1,502,564	14.48%	14.60%	2.14%
	2022		0.10%	0.60%	12.34	23.51	70,206	1,349,279	-14.80%	-14.37%	1.07%
	2021		0.10%	0.90%	14.42	27.47	72,791	1,634,962	10.25%	11.13%	0.77%
	2020		0.10%	0.90%	12.99	24.73	65,604	1,318,599	13.51%	14.42%	0.86%

LVIP MFS Value Fund - Standard Class	2024		0.10%	0.90%	16.75	47.12	286,301	7,631,997	10.84%	11.73%	1.66%
	2023		0.10%	0.90%	15.01	42.20	300,738	7,326,366	7.10%	7.96%	1.95%
	2022		0.10%	0.90%	13.91	39.10	256,550	5,985,190	-6.91%	-6.17%	1.80%
	2021		0.10%	0.90%	15.40	41.70	259,973	6,762,093	24.36%	25.39%	1.38%
	2020		0.10%	0.90%	12.30	33.28	269,924	5,661,954	2.75%	3.60%	1.97%

LVIP Mondrian Global Income Fund - Standard Class	2024		0.10%	0.20%	8.73	11.99	52,350	549,241	-5.34%	-5.24%	2.39%
	2023		0.10%	0.20%	9.22	12.65	38,044	433,009	3.81%	3.92%	0.00%
	2022		0.10%	0.60%	8.88	12.18	47,577	503,923	-15.64%	-15.22%	0.00%
	2021		0.10%	0.90%	10.95	14.36	45,378	592,380	-5.93%	-5.19%	3.14%
	2020		0.10%	0.90%	11.89	15.15	45,533	623,167	6.14%	6.67%	1.77%

LVIP Mondrian International Value Fund - Standard Class	2024		0.00%	0.35%	12.01	20.28	76,398	1,055,445	4.33%	4.70%	3.28%
	2023		0.00%	0.35%	11.50	19.40	74,308	982,358	19.69%	20.11%	3.30%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.00%	0.90%	9.59	25.55	83,355	948,743	-11.56%	-10.76%	2.90%
	2021		0.00%	0.90%	10.77	28.89	81,780	1,077,241	10.27%	11.26%	3.36%
	2020		0.00%	0.90%	9.70	26.20	89,622	1,078,106	-5.82%	-5.09%	2.32%

LVIP SSGA Bond Index Fund - Standard Class	2024		0.10%	0.20%	10.05	14.32	75,789	833,910	0.85%	0.95%	2.72%
	2023		0.10%	0.20%	9.97	14.19	114,786	1,253,966	5.09%	5.19%	2.79%
	2022		0.10%	0.60%	9.48	13.49	94,882	1,050,019	-13.96%	-13.53%	2.13%
	2021		0.10%	0.60%	11.57	15.60	95,678	1,228,456	-2.56%	-2.12%	2.44%
	2020		0.10%	0.90%	11.83	15.93	61,027	838,779	6.53%	7.32%	2.12%

LVIP SSGA Conservative Index Allocation Fund - Standard Class	2024		0.15%	0.20%	12.77	19.69	15,803	243,269	5.73%	5.78%	2.45%
	2023		0.15%	0.35%	12.29	18.61	18,537	283,921	10.35%	10.57%	2.42%
	2022		0.15%	0.60%	11.12	16.84	19,173	268,195	-15.26%	-14.88%	2.67%
	2021		0.15%	0.60%	14.60	19.78	19,862	328,247	5.76%	6.21%	2.22%
	2020		0.15%	0.60%	13.75	18.62	17,840	282,093	11.56%	12.02%	2.11%

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	2024		0.00%	0.20%	14.00	22.90	58,849	957,593	9.75%	9.97%	3.22%
	2023		0.00%	0.20%	12.76	20.86	56,842	839,086	13.28%	13.51%	2.59%
	2022		0.00%	0.60%	11.26	18.40	51,186	713,626	-14.84%	-14.33%	3.99%
	2021		0.00%	0.60%	13.24	21.51	47,057	799,056	11.90%	12.58%	5.28%
	2020		0.00%	0.90%	12.48	19.14	44,798	676,913	6.06%	6.86%	1.99%

LVIP SSGA International Index Fund - Standard Class	2024		0.15%	0.20%	12.61	21.27	102,983	1,601,351	3.01%	3.06%	3.05%
	2023		0.15%	0.35%	12.24	20.63	119,389	1,848,467	17.16%	17.40%	3.34%
	2022		0.15%	0.60%	10.43	17.58	102,402	1,433,248	-14.83%	-14.45%	4.53%
	2021		0.15%	0.90%	12.20	20.55	100,292	1,645,862	10.07%	10.89%	2.82%
	2020		0.15%	0.90%	11.01	18.53	86,122	1,271,644	6.88%	7.69%	3.38%

LVIP SSGA International Managed Volatility Fund - Standard Class	2024		0.15%	0.20%	11.37	12.19	3,124	36,549	2.57%	2.62%	3.23%
	2023		0.15%	0.20%	11.08	11.89	2,855	32,551	17.21%	17.27%	2.48%
	2022		0.15%	0.60%	9.05	9.79	3,478	33,334	-17.33%	-16.95%	4.32%
	2021		0.15%	0.60%	10.94	11.79	3,374	38,544	10.10%	10.59%	2.31%
	2020		0.15%	0.60%	9.94	10.66	3,239	33,489	-1.57%	-1.12%	2.09%

LVIP SSGA Moderate Index Allocation Fund - Standard Class	2024		0.15%	0.20%	14.22	24.53	83,515	1,276,450	8.16%	8.21%	2.66%
	2023		0.15%	0.20%	13.15	22.67	82,052	1,158,638	13.34%	13.40%	2.40%
	2022		0.15%	0.60%	13.55	19.99	69,205	1,014,331	-15.92%	-15.54%	2.86%
	2021		0.15%	0.90%	16.04	23.67	53,744	1,190,708	9.40%	10.23%	2.26%
	2020		0.15%	0.90%	14.55	21.48	53,807	1,085,279	13.15%	13.66%	2.28%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	2024		0.15%	0.20%	14.72	26.32	42,042	773,432	9.05%	9.10%	2.51%
	2023		0.15%	0.20%	13.50	24.13	42,748	716,311	14.59%	14.65%	2.22%
	2022		0.15%	0.60%	13.81	21.04	41,522	625,318	-16.38%	-16.01%	2.51%
	2021		0.15%	0.60%	16.45	25.05	41,303	762,954	10.70%	11.20%	2.29%
	2020		0.15%	0.60%	14.80	22.53	35,179	593,230	13.60%	14.11%	2.27%

LVIP SSGA S&P 500 Index Fund - Standard Class	2024		0.15%	0.90%	22.37	72.42	576,402	20,151,653	23.61%	24.54%	1.22%
	2023		0.15%	0.90%	17.97	58.15	524,713	15,121,699	24.88%	25.82%	1.43%
	2022		0.15%	0.90%	14.29	46.22	571,341	13,773,318	-19.04%	-18.43%	1.50%
	2021		0.15%	0.90%	18.33	56.66	531,634	16,931,400	27.27%	28.23%	1.32%
	2020		0.15%	0.90%	14.30	44.19	512,073	13,216,079	16.97%	17.86%	1.88%

LVIP SSGA Small-Cap Index Fund - Standard Class	2024		0.15%	0.20%	14.66	43.53	95,202	1,889,444	10.92%	10.98%	1.65%
	2023		0.15%	0.20%	13.22	39.22	111,112	2,026,189	16.27%	16.33%	1.34%
	2022		0.15%	0.60%	11.37	33.72	89,411	1,511,220	-21.26%	-20.90%	1.18%
	2021		0.15%	0.60%	14.38	42.63	87,833	1,904,471	13.87%	14.39%	0.94%
	2020		0.15%	0.90%	12.58	37.27	74,481	1,446,133	18.13%	19.02%	1.14%

LVIP Structured Conservative Allocation Fund - Standard Class	2024		0.15%	0.20%	12.78	19.36	5,373	84,552	6.24%	6.30%	3.33%
	2023		0.15%	0.20%	12.03	18.21	5,302	79,269	10.05%	10.10%	2.57%
	2022		0.15%	0.15%	12.21	16.54	6,200	88,041	-13.43%	-13.43%	3.85%
	2021		0.15%	0.60%	14.10	19.11	5,895	105,299	6.78%	7.27%	3.86%
	2020		0.15%	0.60%	13.14	17.81	5,483	90,884	9.02%	9.52%	2.17%

LVIP Structured Moderate Allocation Fund - Standard Class	2024		0.15%	0.20%	14.32	24.24	90,682	1,774,628	9.19%	9.24%	3.74%
	2023		0.15%	0.20%	13.11	22.19	89,030	1,589,501	12.86%	12.92%	2.73%
	2022		0.15%	0.60%	11.62	19.65	81,733	1,373,640	-13.67%	-13.28%	4.73%
	2021		0.15%	0.60%	15.27	22.66	75,396	1,536,247	11.48%	11.98%	5.06%
	2020		0.15%	0.60%	13.63	20.23	63,457	1,236,090	9.20%	9.69%	2.66%

LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	2024		0.15%	0.20%	14.82	26.28	66,467	1,139,082	10.26%	10.31%	3.36%
	2023		0.15%	0.20%	13.44	23.82	68,800	1,059,469	14.05%	14.10%	2.50%
	2022		0.15%	0.60%	11.79	20.88	63,538	1,027,753	-13.65%	-13.26%	5.04%
	2021		0.15%	0.60%	15.49	24.07	53,757	1,138,113	13.00%	13.51%	5.16%
	2020		0.15%	0.60%	13.64	21.20	53,228	1,015,825	8.62%	9.11%	2.05%

LVIP T. Rowe Price 2020 Fund - Standard Class	2024		0.20%	0.20%	16.47	16.47	3,659	60,263	8.60%	8.60%	2.55%
	2023		0.20%	0.20%	15.17	15.17	4,098	62,152	13.31%	13.31%	2.41%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.20%	0.20%	13.38	13.38	4,547	60,867	-15.35%	-15.35%	2.87%
	2021		0.20%	0.20%	15.81	15.81	4,970	78,577	10.01%	10.01%	2.90%
	2020		0.20%	0.20%	14.37	14.37	5,272	75,774	13.04%	13.04%	2.23%

LVIP T. Rowe Price 2030 Fund - Standard Class	2024		0.00%	0.20%	15.55	17.65	8,126	135,008	10.21%	10.43%	2.03%
	2023		0.00%	0.20%	14.08	16.02	10,311	156,572	15.91%	16.14%	1.93%
	2022		0.00%	0.20%	12.12	13.82	12,367	162,091	-17.04%	-16.87%	2.07%
	2021		0.00%	0.20%	16.15	16.66	14,338	226,196	13.37%	13.37%	2.26%
	2020		0.20%	0.35%	14.24	20.39	13,072	213,002	14.84%	15.02%	2.16%

LVIP T. Rowe Price 2040 Fund - Standard Class	2024		0.00%	0.20%	17.01	19.33	15,252	269,840	12.82%	13.04%	1.90%
	2023		0.00%	0.20%	15.04	17.14	14,953	234,634	18.95%	19.19%	1.75%
	2022		0.00%	0.20%	12.62	14.41	14,617	193,031	-17.91%	-17.74%	1.83%
	2021		0.00%	0.20%	16.97	17.55	14,165	228,230	16.70%	16.70%	2.65%
	2020		0.20%	0.35%	14.54	21.33	11,003	197,095	16.21%	16.39%	2.21%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	2024		0.00%	0.20%	19.30	72.99	44,025	1,430,072	23.42%	23.67%	0.32%
	2023		0.00%	0.35%	15.64	59.11	47,729	1,238,960	20.75%	21.17%	0.03%
	2022		0.00%	0.90%	12.93	58.37	48,939	1,180,837	-25.20%	-24.52%	0.02%
	2021		0.00%	0.90%	17.26	78.03	39,159	1,337,088	12.84%	13.85%	0.01%
	2020		0.00%	0.90%	16.59	57.03	36,207	1,138,259	30.91%	31.50%	0.00%

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	2024		0.15%	0.15%	16.63	16.63	870	14,469	13.39%	13.39%	2.51%
	2023		0.15%	0.15%	14.66	14.66	765	11,218	14.85%	14.85%	1.70%
	2022		0.15%	0.15%	12.77	12.77	625	7,976	-20.25%	-20.25%	1.63%
	2021		0.15%	0.15%	16.01	16.01	487	7,795	15.20%	15.20%	2.83%
	2020		0.15%	0.15%	13.90	13.90	369	5,129	8.33%	8.33%	1.85%

LVIP Vanguard Bond Allocation Fund - Standard Class	2024		0.15%	0.20%	10.01	11.90	70,087	780,370	1.22%	1.27%	3.54%
	2023		0.15%	0.20%	9.89	11.75	79,788	859,922	5.79%	5.84%	2.62%
	2022		0.15%	0.60%	9.35	11.10	127,054	1,264,146	-13.89%	-13.50%	2.04%
	2021		0.15%	0.60%	11.64	12.83	117,954	1,454,304	-1.88%	-1.43%	1.56%
	2020		0.15%	0.60%	11.81	13.02	100,287	1,256,246	5.05%	5.52%	1.83%

LVIP Vanguard Domestic Equity ETF Fund - Standard Class	2024		0.15%	0.90%	21.33	48.68	102,192	2,880,213	21.00%	21.92%	1.19%
	2023		0.15%	0.90%	17.50	39.93	101,402	2,345,455	24.10%	25.03%	1.65%
	2022		0.15%	0.90%	19.61	31.94	44,829	1,111,833	-19.47%	-18.86%	1.30%
	2021		0.15%	0.90%	24.17	39.36	40,164	1,306,630	24.61%	25.55%	1.30%
	2020		0.15%	0.90%	19.25	31.35	36,711	977,117	18.75%	19.68%	1.38%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Vanguard International Equity ETF Fund - Standard Class	2024		0.15%	0.20%	12.08	17.41	137,411	1,931,891	3.65%	3.71%	2.73%
	2023		0.15%	0.20%	11.66	16.79	133,414	1,803,786	15.13%	15.19%	3.14%
	2022		0.15%	0.60%	10.12	16.78	132,257	1,600,367	-17.12%	-16.75%	2.61%
	2021		0.15%	0.60%	12.17	20.19	115,083	1,867,942	7.52%	8.00%	3.10%
	2020		0.15%	0.90%	11.27	18.74	99,125	1,534,413	9.90%	10.73%	2.63%

LVIP Wellington Capital Growth Fund - Standard Class	2023		0.10%	0.35%	18.05	69.84	54,444	2,356,115	38.22%	38.62%	0.00%
	2022		0.10%	0.60%	14.36	50.43	57,391	1,929,886	-33.73%	-33.39%	0.00%
	2021		0.10%	0.60%	21.59	75.76	46,682	2,577,907	16.42%	17.06%	0.00%
	2020		0.10%	0.60%	18.47	64.78	44,822	2,214,484	42.17%	42.96%	0.00%

LVIP Wellington SMID Cap Value Fund - Standard Class	2024		0.10%	0.90%	16.98	47.77	22,401	642,755	11.31%	12.20%	0.91%
	2023		0.10%	0.90%	15.15	42.60	29,149	883,421	16.19%	17.12%	1.00%
	2022		0.10%	0.90%	12.94	36.39	27,429	738,533	-10.81%	-10.09%	0.77%
	2021		0.10%	0.90%	14.41	40.49	26,731	822,610	27.05%	28.07%	0.51%
	2020		0.10%	0.90%	11.26	31.63	27,103	653,043	0.86%	1.67%	0.99%

M Capital Appreciation Fund	2024		0.20%	0.20%	18.83	18.83	687	12,940	9.72%	9.72%	2.04%
	2023		0.20%	0.20%	17.17	17.17	705	12,106	23.31%	23.31%	0.47%
	2022		0.20%	0.20%	13.92	13.92	713	9,922	-18.30%	-18.30%	0.00%
	2021		0.20%	0.20%	17.04	17.04	625	10,648	17.48%	17.48%	0.00%
	2020		0.20%	0.20%	14.50	14.50	677	9,820	17.49%	17.49%	0.00%

M International Equity Fund	2024		0.20%	0.20%	14.02	14.02	1,344	18,837	3.75%	3.75%	3.00%
	2023		0.20%	0.20%	13.51	13.51	1,300	17,565	15.78%	15.78%	3.19%
	2022		0.20%	0.20%	11.67	11.67	1,348	15,729	-14.33%	-14.33%	2.97%
	2021		0.20%	0.20%	13.62	13.62	1,141	15,550	10.83%	10.83%	2.50%
	2020		0.20%	0.20%	12.29	12.29	1,154	14,187	8.68%	8.68%	1.79%

M Large Cap Growth Fund	2024		0.20%	0.20%	31.80	31.80	631	20,055	25.25%	25.25%	0.00%
	2023		0.20%	0.20%	25.39	25.39	700	17,787	31.78%	31.78%	0.00%
	2022		0.20%	0.20%	19.27	19.27	742	14,297	-25.56%	-25.56%	0.00%
	2021		0.20%	0.20%	25.88	25.88	612	15,829	21.26%	21.26%	0.00%
	2020		0.20%	0.20%	21.35	21.35	595	12,698	28.63%	28.63%	0.00%

M Large Cap Value Fund	2024		0.20%	0.20%	18.68	18.68	1,037	19,369	18.39%	18.39%	1.91%
	2023		0.20%	0.20%	15.78	15.78	1,086	17,128	7.39%	7.39%	2.36%
	2022		0.20%	0.20%	14.69	14.69	1,041	15,295	-1.65%	-1.65%	2.09%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021		0.20%	0.20%	14.94	14.94	1,074	16,038	29.75%	29.75%	1.62%
	2020		0.20%	0.20%	11.51	11.51	1,169	13,453	-3.36%	-3.36%	2.17%

Macquarie VIP Emerging Markets Series - Standard Class	2024		0.00%	0.90%	10.87	30.52	174,496	2,457,021	4.15%	5.09%	2.68%
	2023		0.00%	0.90%	10.37	29.30	176,808	2,413,062	12.77%	13.79%	1.58%
	2022		0.00%	0.90%	9.13	31.49	177,294	2,179,232	-28.23%	-27.58%	4.14%
	2021		0.00%	0.90%	12.63	43.88	164,737	2,828,775	-3.71%	-2.84%	0.31%
	2020		0.00%	0.90%	13.03	74.11	145,521	2,636,984	23.96%	24.94%	0.81%

Macquarie VIP Small Cap Value Series - Standard Class	2024		0.00%	0.90%	14.73	47.51	140,440	2,652,812	10.32%	11.32%	1.35%
	2023		0.00%	0.90%	13.26	42.75	150,195	2,601,446	8.46%	9.44%	0.92%
	2022		0.00%	0.90%	12.14	54.60	144,224	2,397,951	-12.88%	-12.09%	0.83%
	2021		0.00%	0.90%	13.84	62.67	131,141	2,925,048	33.21%	34.42%	0.82%
	2020		0.00%	0.90%	10.32	48.22	138,056	2,434,721	-2.79%	-2.05%	1.35%

MFS® VIT Growth Series - Initial Class	2024		0.00%	0.55%	23.08	90.63	56,386	2,524,687	30.75%	31.47%	0.00%
	2023		0.00%	0.55%	17.59	69.04	54,173	1,846,309	35.12%	35.86%	0.00%
	2022		0.00%	0.90%	12.97	52.57	60,055	1,577,499	-32.25%	-31.63%	0.00%
	2021		0.00%	0.90%	19.01	93.51	52,047	2,208,951	22.20%	23.53%	0.00%
	2020		0.00%	0.90%	25.73	76.38	41,370	1,786,350	30.67%	31.84%	0.00%

MFS® VIT Total Return Series - Initial Class	2024		0.00%	0.90%	14.75	30.97	126,655	2,564,365	6.79%	7.75%	2.58%
	2023		0.00%	0.90%	13.72	32.56	132,417	2,689,739	9.45%	10.44%	2.07%
	2022		0.00%	0.90%	12.44	29.75	133,594	2,484,136	-10.39%	-9.58%	1.70%
	2021		0.00%	0.90%	13.79	33.20	139,921	2,862,807	13.09%	14.12%	1.82%
	2020		0.00%	0.90%	12.57	29.36	124,233	2,419,608	8.83%	9.76%	2.31%

MFS® VIT Utilities Series - Initial Class	2024		0.00%	0.90%	14.66	51.69	108,859	2,784,438	10.66%	11.66%	2.28%
	2023		0.00%	0.90%	13.15	46.71	117,389	2,740,765	-2.99%	-2.11%	3.52%
	2022		0.00%	0.90%	13.46	48.15	115,786	2,755,078	-0.15%	0.76%	2.36%
	2021		0.00%	0.90%	13.39	77.80	122,824	3,169,604	13.07%	14.09%	1.75%
	2020		0.00%	0.90%	13.23	68.81	112,682	2,724,856	4.95%	5.84%	2.50%

MFS® VIT II Core Equity Portfolio - Initial Class	2024		0.20%	0.20%	32.19	37.06	975	34,748	19.87%	19.87%	0.62%
	2023		0.20%	0.35%	26.85	42.60	813	27,194	22.74%	22.89%	0.57%
	2022		0.20%	0.35%	21.85	34.71	788	21,032	-17.56%	-17.44%	0.34%
	2021		0.20%	0.35%	26.47	42.10	668	22,974	24.85%	25.08%	0.46%
	2020		0.20%	0.35%	33.18	33.71	587	15,777	18.27%	18.30%	0.54%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2024		0.00%	0.90%	18.44	61.22	49,662	1,230,192	22.91%	24.02%	0.00%
	2023		0.00%	0.90%	14.90	61.65	50,800	1,062,493	17.09%	18.15%	0.00%
	2022		0.00%	0.90%	12.63	52.65	52,098	937,689	-29.37%	-28.73%	0.00%
	2021		0.00%	0.90%	17.76	74.55	61,826	1,637,469	11.98%	12.99%	0.00%
	2020		0.00%	0.90%	21.13	66.57	54,117	1,495,180	38.73%	39.70%	0.00%

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2024		0.00%	0.35%	14.81	28.68	21,012	390,520	8.44%	8.82%	0.74%
	2023		0.00%	0.35%	13.61	26.45	20,355	356,959	10.61%	11.00%	1.04%
	2022		0.00%	0.35%	12.26	23.91	19,733	320,520	-10.07%	-9.75%	0.58%
	2021		0.00%	0.90%	13.58	45.07	22,736	424,628	31.61%	32.79%	0.62%
	2020		0.00%	0.90%	11.18	34.25	25,753	360,786	-3.49%	-2.81%	1.33%

Neuberger Berman AMT Sustainable Equity Portfolio - I Class	2024		0.00%	0.00%	22.16	22.16	8,944	198,205	25.84%	25.84%	0.20%
	2023		0.00%	0.00%	17.61	17.61	10,691	188,266	26.90%	26.90%	0.35%
	2022		0.00%	0.00%	13.88	13.88	10,971	152,250	-18.45%	-18.45%	0.44%
	2021		0.00%	0.00%	17.02	17.02	11,094	188,802	23.48%	23.48%	0.38%
	2020		0.35%	0.35%	30.14	30.14	5,167	155,722	19.14%	19.14%	0.62%

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	2024		0.10%	0.90%	10.91	14.65	71,188	819,234	3.23%	4.06%	2.20%
	2023		0.10%	0.90%	10.57	14.10	69,718	773,128	-8.68%	-7.95%	16.92%
	2022		0.10%	0.90%	8.69	15.33	41,158	493,301	7.64%	8.51%	20.92%
	2021		0.10%	0.90%	8.03	12.49	52,841	559,797	32.15%	33.22%	4.23%
	2020		0.10%	0.90%	6.04	9.38	71,227	560,357	0.44%	1.21%	6.45%

Putnam VT Global Health Care Fund - Class IB	2024		0.20%	0.20%	18.11	18.11	9,175	166,122	1.22%	1.22%	0.46%
	2023		0.20%	0.20%	17.89	17.89	9,160	163,848	8.92%	8.92%	0.29%
	2022		0.20%	0.35%	16.42	37.92	8,090	143,539	-5.01%	-4.86%	0.43%
	2021		0.20%	0.90%	36.50	54.58	6,971	186,353	18.33%	18.98%	1.03%
	2020		0.35%	0.90%	30.67	46.13	3,894	140,921	15.24%	15.87%	0.49%

Putnam VT Large Cap Value Fund - Class IB	2024		0.20%	0.20%	20.66	20.66	3,076	63,567	18.90%	18.90%	1.08%
	2023		0.20%	0.20%	17.38	17.38	3,089	53,679	15.44%	15.44%	2.00%
	2022		0.20%	0.20%	15.05	15.05	3,112	46,853	-3.32%	-3.32%	1.46%
	2021		0.20%	0.35%	31.73	31.73	1,794	48,945	26.86%	26.86%	1.19%
	2020		0.35%	0.90%	25.01	28.94	1,519	38,844	4.85%	5.43%	1.69%

Templeton Foreign VIP Fund - Class 1	2024		0.55%	0.55%	16.62	16.62	9,903	164,620	-1.34%	-1.34%	2.53%
	2023		0.55%	0.55%	16.85	16.85	13,715	231,073	20.43%	20.43%	3.81%
	2022		0.55%	0.55%	13.99	13.99	21,455	300,163	-7.89%	-7.89%	3.34%

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021		0.55%	0.55%	15.19	15.19	22,406	340,338	3.86%	3.86%	2.03%
	2020		0.55%	0.55%	14.62	14.62	22,171	324,242	-1.46%	-1.46%	3.54%

Templeton Foreign VIP Fund - Class 2	2024		0.00%	0.20%	12.17	12.30	6,180	75,944	-1.20%	-1.00%	2.52%
	2023		0.00%	0.20%	12.31	12.43	6,861	85,191	20.52%	20.76%	3.20%
	2022		0.00%	0.20%	10.22	10.29	7,417	76,290	-7.79%	-7.61%	3.07%
	2021		0.00%	0.35%	11.08	15.09	7,525	84,502	3.79%	4.16%	1.84%
	2020		0.00%	0.35%	14.54	14.54	5,460	76,661	-1.50%	-1.50%	3.34%

Templeton Global Bond VIP Fund - Class 1	2024		0.15%	0.90%	7.79	15.22	145,788	1,206,650	-11.92%	-11.26%	0.00%
	2023		0.15%	0.90%	8.79	17.29	124,172	1,159,307	2.27%	3.04%	0.00%
	2022		0.15%	0.90%	8.53	16.90	104,821	955,158	-5.70%	-4.99%	0.00%
	2021		0.15%	0.90%	8.98	17.92	134,186	1,282,055	-5.48%	-4.77%	0.00%
	2020		0.15%	0.90%	9.65	18.96	123,770	1,241,812	-5.92%	-5.22%	8.17%

Templeton Growth VIP Fund - Class 1	2024		0.20%	0.90%	13.80	22.55	24,153	353,356	4.76%	5.49%	1.15%
	2023		0.20%	0.90%	13.09	22.18	23,628	345,130	20.15%	20.99%	3.49%
	2022		0.20%	0.90%	10.82	22.56	23,797	310,558	-12.12%	-11.50%	0.51%
	2021		0.20%	0.90%	12.22	25.67	23,905	365,510	4.32%	5.05%	1.30%
	2020		0.20%	0.90%	11.89	24.61	23,116	359,732	5.04%	5.77%	3.23%

Templeton Growth VIP Fund - Class 2	2024		0.00%	0.00%	13.77	13.77	1,260	17,349	5.40%	5.40%	1.18%
	2023		0.00%	0.00%	13.06	13.06	2,585	33,765	21.01%	21.01%	3.35%
	2022		0.00%	0.00%	10.79	10.79	2,811	30,341	-11.50%	-11.50%	0.16%
	2021		0.00%	0.00%	12.20	12.20	2,744	33,471	4.87%	4.87%	1.09%
	2020		0.00%	0.35%	19.84	19.84	1,898	30,521	5.43%	5.43%	2.91%

TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	2021	5/3/2021	0.15%	0.15%	13.67	13.67	1,366	18,678	4.40%	4.40%	1.34%
(1)    Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.
(2)    These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3)    As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
3. Financial Highlights (continued)
(4)    These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(5)    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2024:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Discovery Value Portfolio - Class A	$460,776	$216,173
AB VPS International Value Portfolio - Class A	97,194	20,113
AB VPS Large Cap Growth Portfolio - Class A	19,667	82,158
AB VPS Relative Value Portfolio - Class A	69,864	30,004
AB VPS Sustainable Global Thematic Portfolio - Class A	38,429	59,993
American Funds Global Growth Fund - Class 2	367,939	554,491
American Funds Global Small Capitalization Fund - Class 2	496,799	181,702
American Funds Growth Fund - Class 2	700,757	1,544,660
American Funds Growth-Income Fund - Class 2	693,102	978,019
American Funds International Fund - Class 2	766,602	1,569,622
ClearBridge Variable Mid Cap Portfolio - Class I	21,888	364,773
DWS Alternative Asset Allocation VIP Portfolio - Class A	34,501	12,160
DWS Equity 500 Index VIP Portfolio - Class A	397,185	749,631
DWS Small Cap Index VIP Portfolio - Class A	81,235	161,413
Fidelity® VIP Asset Manager Portfolio - Initial Class	42,495	72,145
Fidelity® VIP Contrafund® Portfolio - Service Class	1,354,057	613,221
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,342	78,206
Fidelity® VIP Equity-Income Portfolio - Service Class	24,704	30,133
Fidelity® VIP Growth Opportunities Portfolio - Service Class	18,801	51,985
Fidelity® VIP Growth Portfolio - Service Class	1,210,869	438,676
Fidelity® VIP High Income Portfolio - Service Class	11,698	8,125
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	40,110	51,179
Fidelity® VIP Mid Cap Portfolio - Service Class	476,649	339,885
Fidelity® VIP Overseas Portfolio - Service Class	66,247	13,740
Franklin Income VIP Fund - Class 1	580,730	358,453
Franklin Mutual Shares VIP Fund - Class 1	176,106	145,387
Franklin Small-Mid Cap Growth VIP Fund - Class 1	44,810	78,070
Invesco V.I. American Franchise Fund - Series I Shares	7,894	244,674
Invesco V.I. Core Equity Fund - Series I Shares	185,471	154,009
Invesco V.I. Core Plus Bond Fund - Series I Shares	48,434	51,612
Invesco V.I. EQV International Equity Fund - Series I Shares	60,244	42,748
Janus Henderson Balanced Portfolio - Institutional Shares	18,114	13,376
Janus Henderson Balanced Portfolio - Service Shares	85,338	181,467
Janus Henderson Enterprise Portfolio - Service Shares	13,905	6,628
Janus Henderson Global Research Portfolio - Institutional Shares	46,376	21,471
Janus Henderson Global Research Portfolio - Service Shares	6,347	12,191
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	31,815	15,093
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	486,096	240,369
LVIP American Century Balanced Fund - Standard Class II	33,380	12,648
LVIP American Century Inflation Protection Fund - Standard Class II	102,245	44,730
LVIP American Century Ultra Fund - Standard Class	2,921,049	55,797
LVIP Baron Growth Opportunities Fund - Service Class	197,348	107,203
LVIP Baron Growth Opportunities Fund - Standard Class	30,233	10,944
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	90,789	69,775
LVIP BlackRock Global Allocation Fund - Standard Class	277,105	201,856
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	2,591	906
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	175,648	174,029
LVIP BlackRock Real Estate Fund - Standard Class	78,283	142,104
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	2,042	1,132
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	142,851	44,187
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	13,367	22,291
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	150	5,015
LVIP Dimensional International Core Equity Fund - Standard Class	18,653	11,721

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	$53,089	$27,961
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	51,566	46,299
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	26,768	2,524
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	105,151	127,372
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	27,806	10,739
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	54,501	119,295
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	19,853	6,426
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	172,489	226,588
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	114,011	60,893
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	74,807	465,487
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	168,713	320,142
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	305,847	250,537
LVIP Government Money Market Fund - Standard Class	1,067,191	759,464
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	231	2
LVIP JPMorgan High Yield Fund - Standard Class	470,821	149,070
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	18,759	12,975
LVIP Macquarie Bond Fund - Standard Class	1,002,537	423,366
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	282,970	54,993
LVIP Macquarie Diversified Income Fund - Standard Class	378,812	299,707
LVIP Macquarie High Yield Fund - Standard Class	126,724	88,639
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	210,428	78,965
LVIP Macquarie Mid Cap Value Fund - Standard Class	74,106	112,233
LVIP Macquarie SMID Cap Core Fund - Standard Class	222,471	186,295
LVIP Macquarie Social Awareness Fund - Standard Class	43,932	43,817
LVIP Macquarie U.S. Growth Fund - Standard Class	471,358	408,169
LVIP Macquarie U.S. REIT Fund - Standard Class	158,129	235,691
LVIP Macquarie Value Fund - Standard Class	220,350	312,143
LVIP Macquarie Wealth Builder Fund - Standard Class	12,134	2,521
LVIP MFS International Growth Fund - Standard Class	185,811	111,583
LVIP MFS Value Fund - Standard Class	1,076,012	1,102,943
LVIP Mondrian Global Income Fund - Standard Class	168,734	16,256
LVIP Mondrian International Value Fund - Standard Class	176,776	107,063
LVIP SSGA Bond Index Fund - Standard Class	160,426	565,330
LVIP SSGA Conservative Index Allocation Fund - Standard Class	12,489	62,572
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	90,564	23,685
LVIP SSGA International Index Fund - Standard Class	263,901	509,373
LVIP SSGA International Managed Volatility Fund - Standard Class	5,437	1,174
LVIP SSGA Moderate Index Allocation Fund - Standard Class	99,730	33,619
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	73,075	55,449
LVIP SSGA S&P 500 Index Fund - Standard Class	4,207,169	1,445,066
LVIP SSGA Small-Cap Index Fund - Standard Class	306,177	592,943
LVIP Structured Conservative Allocation Fund - Standard Class	13,954	3,135
LVIP Structured Moderate Allocation Fund - Standard Class	380,669	47,447
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	233,651	62,618
LVIP T. Rowe Price 2020 Fund - Standard Class	4,207	8,884
LVIP T. Rowe Price 2030 Fund - Standard Class	10,468	42,242
LVIP T. Rowe Price 2040 Fund - Standard Class	15,956	3,159
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	185,121	153,729
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	2,577	677
LVIP Vanguard Bond Allocation Fund - Standard Class	128,971	189,441
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	156,720	94,617
LVIP Vanguard International Equity ETF Fund - Standard Class	272,076	166,135
LVIP Wellington Capital Growth Fund - Standard Class	682,690	2,900,599
LVIP Wellington SMID Cap Value Fund - Standard Class	134,113	417,198
M Capital Appreciation Fund	1,634	846

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
M International Equity Fund	$1,767	$584
M Large Cap Growth Fund	3,588	3,627
M Large Cap Value Fund	2,909	1,921
Macquarie VIP Emerging Markets Series - Standard Class	339,178	361,420
Macquarie VIP Small Cap Value Series - Standard Class	268,527	370,161
MFS® VIT Growth Series - Initial Class	569,526	299,523
MFS® VIT Total Return Series - Initial Class	347,212	483,735
MFS® VIT Utilities Series - Initial Class	294,838	433,641
MFS® VIT II Core Equity Portfolio - Initial Class	4,475	1,007
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	99,537	116,836
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	39,579	23,345
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	10,993	37,585
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	89,157	61,582
Putnam VT Global Health Care Fund - Class IB	11,932	3,600
Putnam VT Large Cap Value Fund - Class IB	3,462	479
Templeton Foreign VIP Fund - Class 1	19,635	81,317
Templeton Foreign VIP Fund - Class 2	6,635	13,423
Templeton Global Bond VIP Fund - Class 1	240,073	55,888
Templeton Growth VIP Fund - Class 1	26,144	32,251
Templeton Growth VIP Fund - Class 2	3,581	21,773

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
5. Investments
The following is a summary of investments owned at December 31, 2024:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Discovery Value Portfolio - Class A	213,289	$18.32	$3,907,453	$3,768,791
AB VPS International Value Portfolio - Class A	47,682	15.12	720,958	667,384
AB VPS Large Cap Growth Portfolio - Class A	4,333	89.31	386,955	297,444
AB VPS Relative Value Portfolio - Class A	33,126	31.68	1,049,436	965,169
AB VPS Sustainable Global Thematic Portfolio - Class A	25,641	35.13	900,776	879,686
American Funds Global Growth Fund - Class 2	96,018	36.37	3,492,159	3,106,676
American Funds Global Small Capitalization Fund - Class 2	236,687	17.05	4,035,521	4,839,980
American Funds Growth Fund - Class 2	107,771	125.79	13,556,557	9,707,222
American Funds Growth-Income Fund - Class 2	160,114	68.38	10,948,589	8,224,414
American Funds International Fund - Class 2	392,948	17.75	6,974,824	7,188,914
ClearBridge Variable Mid Cap Portfolio - Class I	9,500	24.43	232,088	220,046
DWS Alternative Asset Allocation VIP Portfolio - Class A	27,894	12.95	361,221	361,511
DWS Equity 500 Index VIP Portfolio - Class A	127,693	31.11	3,972,525	3,040,710
DWS Small Cap Index VIP Portfolio - Class A	55,368	14.52	803,945	780,967
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,482	16.45	24,383	23,458
Fidelity® VIP Contrafund® Portfolio - Service Class	118,862	57.48	6,832,177	5,410,402
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,094	26.59	29,087	26,418
Fidelity® VIP Equity-Income Portfolio - Service Class	10,956	26.36	288,800	272,818
Fidelity® VIP Growth Opportunities Portfolio - Service Class	5,563	82.52	459,045	376,465
Fidelity® VIP Growth Portfolio - Service Class	44,610	95.95	4,280,333	3,895,003
Fidelity® VIP High Income Portfolio - Service Class	19,584	4.68	91,651	99,253
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6,153	10.98	67,564	72,886
Fidelity® VIP Mid Cap Portfolio - Service Class	80,093	36.92	2,957,029	2,790,969
Fidelity® VIP Overseas Portfolio - Service Class	20,879	25.31	528,444	477,371
Franklin Income VIP Fund - Class 1	431,195	15.12	6,519,669	6,640,870
Franklin Mutual Shares VIP Fund - Class 1	137,904	16.84	2,322,304	2,400,255
Franklin Small-Mid Cap Growth VIP Fund - Class 1	42,359	18.99	804,393	804,370
Invesco V.I. American Franchise Fund - Series I Shares	17,946	79.53	1,427,250	1,135,477
Invesco V.I. Core Equity Fund - Series I Shares	46,897	33.62	1,576,692	1,480,499
Invesco V.I. Core Plus Bond Fund - Series I Shares	9,982	5.70	56,896	58,853
Invesco V.I. EQV International Equity Fund - Series I Shares	19,564	33.52	655,799	699,097
Janus Henderson Balanced Portfolio - Institutional Shares	5,822	51.22	298,212	269,282
Janus Henderson Balanced Portfolio - Service Shares	5,458	54.39	296,851	263,965
Janus Henderson Enterprise Portfolio - Service Shares	1,748	74.72	130,621	127,017
Janus Henderson Global Research Portfolio - Institutional Shares	9,500	72.60	689,713	606,823
Janus Henderson Global Research Portfolio - Service Shares	1,328	69.97	92,925	79,482
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	8,277	21.16	175,135	139,856
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	37,192	63.77	2,371,623	1,878,280
LVIP American Century Balanced Fund - Standard Class II	38,975	8.40	327,508	302,489
LVIP American Century Inflation Protection Fund - Standard Class II	66,042	9.19	606,793	664,065
LVIP American Century Ultra Fund - Standard Class	99,635	30.37	3,025,816	2,868,470
LVIP Baron Growth Opportunities Fund - Service Class	13,285	75.41	1,001,797	882,668
LVIP Baron Growth Opportunities Fund - Standard Class	6,543	79.24	518,455	372,699
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	30,623	20.82	637,598	622,680
LVIP BlackRock Global Allocation Fund - Standard Class	268,419	12.14	3,257,270	3,023,044
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	1,687	12.74	21,487	20,273
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	89,315	9.01	805,086	874,133
LVIP BlackRock Real Estate Fund - Standard Class	87,430	7.43	649,602	708,505
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	1,669	13.93	23,243	20,840
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	9,923	56.06	556,259	426,378
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	6,779	21.92	148,577	108,413
LVIP Dimensional International Core Equity Fund - Standard Class	7,102	12.10	85,919	79,429
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	45,203	10.28	464,733	432,843

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	11,743	$48.49	$569,426	$426,694
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	10,670	21.74	231,958	158,664
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	48,937	23.43	1,146,409	909,661
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	5,227	44.22	231,133	203,542
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	46,802	7.72	361,313	364,003
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	26,338	8.04	211,707	212,295
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	60,963	14.82	903,229	806,644
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	107,982	12.89	1,391,783	1,280,221
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	31,932	12.08	385,610	414,569
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	211,417	13.32	2,816,283	2,836,867
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	282,687	13.53	3,824,188	3,874,407
LVIP Government Money Market Fund - Standard Class	282,418	10.00	2,824,183	2,824,186
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	105	13.43	1,411	1,261
LVIP JPMorgan High Yield Fund - Standard Class	146,025	9.81	1,431,926	1,477,538
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	11,925	19.49	232,387	201,658
LVIP Macquarie Bond Fund - Standard Class	455,837	11.34	5,170,561	5,883,645
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	181,127	9.78	1,771,420	1,815,168
LVIP Macquarie Diversified Income Fund - Standard Class	388,450	8.71	3,381,842	3,887,617
LVIP Macquarie High Yield Fund - Standard Class	219,947	4.22	928,618	1,028,022
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	177,505	9.31	1,652,221	1,721,638
LVIP Macquarie Mid Cap Value Fund - Standard Class	23,961	44.03	1,054,951	892,846
LVIP Macquarie SMID Cap Core Fund - Standard Class	105,298	27.81	2,928,658	2,603,053
LVIP Macquarie Social Awareness Fund - Standard Class	16,432	53.26	875,134	713,402
LVIP Macquarie U.S. Growth Fund - Standard Class	284,842	13.06	3,718,617	2,916,400
LVIP Macquarie U.S. REIT Fund - Standard Class	113,610	13.75	1,561,802	1,501,829
LVIP Macquarie Value Fund - Standard Class	89,497	25.56	2,287,535	2,429,745
LVIP Macquarie Wealth Builder Fund - Standard Class	18,679	11.84	221,147	238,798
LVIP MFS International Growth Fund - Standard Class	81,904	19.67	1,610,647	1,495,311
LVIP MFS Value Fund - Standard Class	144,737	52.73	7,631,997	6,313,710
LVIP Mondrian Global Income Fund - Standard Class	61,512	8.93	549,241	643,722
LVIP Mondrian International Value Fund - Standard Class	63,363	16.66	1,055,445	1,014,398
LVIP SSGA Bond Index Fund - Standard Class	85,328	9.77	833,910	912,598
LVIP SSGA Conservative Index Allocation Fund - Standard Class	18,004	13.51	243,269	237,601
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	81,015	11.82	957,593	937,942
LVIP SSGA International Index Fund - Standard Class	153,239	10.45	1,601,351	1,467,278
LVIP SSGA International Managed Volatility Fund - Standard Class	3,875	9.43	36,549	35,213
LVIP SSGA Moderate Index Allocation Fund - Standard Class	77,445	16.48	1,276,450	1,171,938
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	44,176	17.51	773,432	689,097
LVIP SSGA S&P 500 Index Fund - Standard Class	664,413	30.33	20,151,653	15,115,280
LVIP SSGA Small-Cap Index Fund - Standard Class	57,630	32.79	1,889,444	1,677,418
LVIP Structured Conservative Allocation Fund - Standard Class	8,197	10.32	84,552	96,437
LVIP Structured Moderate Allocation Fund - Standard Class	157,535	11.27	1,774,628	1,977,535
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	95,585	11.92	1,139,082	1,230,222
LVIP T. Rowe Price 2020 Fund - Standard Class	6,386	9.44	60,263	68,415
LVIP T. Rowe Price 2030 Fund - Standard Class	11,612	11.63	135,008	136,947
LVIP T. Rowe Price 2040 Fund - Standard Class	21,730	12.42	269,840	254,880
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	44,246	32.32	1,430,072	1,260,332
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	1,151	12.57	14,469	13,199
LVIP Vanguard Bond Allocation Fund - Standard Class	86,592	9.01	780,370	872,986
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	75,558	38.12	2,880,213	1,933,020
LVIP Vanguard International Equity ETF Fund - Standard Class	163,180	11.84	1,931,891	1,851,140
LVIP Wellington SMID Cap Value Fund - Standard Class	24,899	25.81	642,755	627,364
M Capital Appreciation Fund	526	24.58	12,940	13,259
M International Equity Fund	1,374	13.71	18,837	17,566
M Large Cap Growth Fund	606	33.11	20,055	18,253

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
M Large Cap Value Fund	1,235	$15.68	$19,369	$16,812
Macquarie VIP Emerging Markets Series - Standard Class	108,959	22.55	2,457,021	2,460,810
Macquarie VIP Small Cap Value Series - Standard Class	65,534	40.48	2,652,812	2,386,142
MFS® VIT Growth Series - Initial Class	34,439	73.31	2,524,687	2,128,528
MFS® VIT Total Return Series - Initial Class	110,200	23.27	2,564,365	2,650,244
MFS® VIT Utilities Series - Initial Class	81,369	34.22	2,784,438	2,641,832
MFS® VIT II Core Equity Portfolio - Initial Class	1,099	31.61	34,748	31,677
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	39,328	31.28	1,230,192	1,166,405
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	23,682	16.49	390,520	373,542
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	4,964	39.93	198,205	173,063
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	150,318	5.45	819,234	1,008,841
Putnam VT Global Health Care Fund - Class IB	10,594	15.68	166,122	165,139
Putnam VT Large Cap Value Fund - Class IB	1,961	32.42	63,567	52,100
Templeton Foreign VIP Fund - Class 1	11,692	14.08	164,620	159,612
Templeton Foreign VIP Fund - Class 2	5,519	13.76	75,944	75,583
Templeton Global Bond VIP Fund - Class 1	100,054	12.06	1,206,650	1,476,957
Templeton Growth VIP Fund - Class 1	27,671	12.77	353,356	333,006
Templeton Growth VIP Fund - Class 2	1,390	12.48	17,349	15,851

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2024, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio - Class A	13,546	(7,993)	5,553
AB VPS International Value Portfolio - Class A	5,913	(1,499)	4,414
AB VPS Large Cap Growth Portfolio - Class A	102	(1,961)	(1,859)
AB VPS Relative Value Portfolio - Class A	2,631	(1,311)	1,320
AB VPS Sustainable Global Thematic Portfolio - Class A	1,323	(1,844)	(521)
American Funds Global Growth Fund - Class 2	8,960	(19,106)	(10,146)
American Funds Global Small Capitalization Fund - Class 2	18,662	(9,850)	8,812
American Funds Growth Fund - Class 2	15,688	(41,404)	(25,716)
American Funds Growth-Income Fund - Class 2	5,681	(27,332)	(21,651)
American Funds International Fund - Class 2	46,511	(95,144)	(48,633)
ClearBridge Variable Mid Cap Portfolio - Class I	766	(20,421)	(19,655)
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,519	(794)	725
DWS Equity 500 Index VIP Portfolio - Class A	5,789	(29,577)	(23,788)
DWS Small Cap Index VIP Portfolio - Class A	7,110	(9,016)	(1,906)
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,832	(3,133)	(1,301)
Fidelity® VIP Contrafund® Portfolio - Service Class	15,880	(21,609)	(5,729)
Fidelity® VIP Equity-Income Portfolio - Initial Class	85	(2,005)	(1,920)
Fidelity® VIP Equity-Income Portfolio - Service Class	345	(1,219)	(874)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	811	(2,042)	(1,231)
Fidelity® VIP Growth Portfolio - Service Class	7,411	(13,068)	(5,657)
Fidelity® VIP High Income Portfolio - Service Class	575	(700)	(125)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,780	(3,705)	(925)
Fidelity® VIP Mid Cap Portfolio - Service Class	4,611	(11,262)	(6,651)
Fidelity® VIP Overseas Portfolio - Service Class	2,596	(763)	1,833
Franklin Income VIP Fund - Class 1	12,929	(16,337)	(3,408)
Franklin Mutual Shares VIP Fund - Class 1	3,301	(5,791)	(2,490)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	4,088	(3,425)	663
Invesco V.I. American Franchise Fund - Series I Shares	417	(5,854)	(5,437)
Invesco V.I. Core Equity Fund - Series I Shares	2,198	(5,534)	(3,336)
Invesco V.I. Core Plus Bond Fund - Series I Shares	3,022	(3,343)	(321)
Invesco V.I. EQV International Equity Fund - Series I Shares	3,010	(2,824)	186
Janus Henderson Balanced Portfolio - Institutional Shares	761	(815)	(54)
Janus Henderson Balanced Portfolio - Service Shares	4,280	(8,445)	(4,165)
Janus Henderson Enterprise Portfolio - Service Shares	587	(245)	342
Janus Henderson Global Research Portfolio - Institutional Shares	1,061	(1,148)	(87)
Janus Henderson Global Research Portfolio - Service Shares	158	(661)	(503)
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	1,227	(585)	642
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	8,669	(8,192)	477
LVIP American Century Balanced Fund - Standard Class II	1,448	(670)	778
LVIP American Century Inflation Protection Fund - Standard Class II	6,668	(3,765)	2,903
LVIP American Century Ultra Fund - Standard Class	57,581	(1,093)	56,488
LVIP Baron Growth Opportunities Fund - Service Class	8,492	(5,821)	2,671
LVIP Baron Growth Opportunities Fund - Standard Class	1,602	(453)	1,149
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	1,959	(3,705)	(1,746)
LVIP BlackRock Global Allocation Fund - Standard Class	9,758	(11,017)	(1,259)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	139	(60)	79
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	11,102	(12,371)	(1,269)
LVIP BlackRock Real Estate Fund - Standard Class	5,037	(11,461)	(6,424)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	101	(71)	30
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,376	(1,433)	943
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	237	(716)	(479)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	8	(247)	(239)
LVIP Dimensional International Core Equity Fund - Standard Class	1,115	(790)	325
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	3,184	(2,031)	1,153

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	1,241	(1,627)	(386)
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	615	(91)	524
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1,840	(5,941)	(4,101)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	901	(659)	242
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	3,430	(9,241)	(5,811)
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	792	(412)	380
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	2,179	(4,115)	(1,936)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	4,483	(2,362)	2,121
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,942	(21,956)	(18,014)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	4,718	(20,930)	(16,212)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	11,545	(17,689)	(6,144)
LVIP Government Money Market Fund - Standard Class	89,467	(72,824)	16,643
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	8	—	8
LVIP JPMorgan High Yield Fund - Standard Class	29,200	(11,027)	18,173
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	348	(677)	(329)
LVIP Macquarie Bond Fund - Standard Class	66,319	(31,588)	34,731
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	16,750	(4,258)	12,492
LVIP Macquarie Diversified Income Fund - Standard Class	18,597	(25,083)	(6,486)
LVIP Macquarie High Yield Fund - Standard Class	5,223	(6,442)	(1,219)
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	11,942	(6,432)	5,510
LVIP Macquarie Mid Cap Value Fund - Standard Class	1,181	(2,884)	(1,703)
LVIP Macquarie SMID Cap Core Fund - Standard Class	4,619	(5,602)	(983)
LVIP Macquarie Social Awareness Fund - Standard Class	301	(1,414)	(1,113)
LVIP Macquarie U.S. Growth Fund - Standard Class	4,427	(8,969)	(4,542)
LVIP Macquarie U.S. REIT Fund - Standard Class	6,769	(14,196)	(7,427)
LVIP Macquarie Value Fund - Standard Class	10,463	(16,962)	(6,499)
LVIP Macquarie Wealth Builder Fund - Standard Class	596	(140)	456
LVIP MFS International Growth Fund - Standard Class	4,628	(5,386)	(758)
LVIP MFS Value Fund - Standard Class	20,054	(34,491)	(14,437)
LVIP Mondrian Global Income Fund - Standard Class	15,689	(1,383)	14,306
LVIP Mondrian International Value Fund - Standard Class	10,012	(7,922)	2,090
LVIP SSGA Bond Index Fund - Standard Class	12,459	(51,456)	(38,997)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	1,162	(3,896)	(2,734)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	3,530	(1,523)	2,007
LVIP SSGA International Index Fund - Standard Class	13,534	(29,940)	(16,406)
LVIP SSGA International Managed Volatility Fund - Standard Class	363	(94)	269
LVIP SSGA Moderate Index Allocation Fund - Standard Class	3,557	(2,094)	1,463
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	2,442	(3,148)	(706)
LVIP SSGA S&P 500 Index Fund - Standard Class	84,519	(32,830)	51,689
LVIP SSGA Small-Cap Index Fund - Standard Class	11,017	(26,927)	(15,910)
LVIP Structured Conservative Allocation Fund - Standard Class	256	(185)	71
LVIP Structured Moderate Allocation Fund - Standard Class	4,175	(2,523)	1,652
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	1,659	(3,992)	(2,333)
LVIP T. Rowe Price 2020 Fund - Standard Class	107	(546)	(439)
LVIP T. Rowe Price 2030 Fund - Standard Class	361	(2,546)	(2,185)
LVIP T. Rowe Price 2040 Fund - Standard Class	460	(161)	299
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	2,243	(5,947)	(3,704)
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	146	(41)	105
LVIP Vanguard Bond Allocation Fund - Standard Class	9,458	(19,159)	(9,701)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	4,545	(3,755)	790
LVIP Vanguard International Equity ETF Fund - Standard Class	15,715	(11,718)	3,997
LVIP Wellington Capital Growth Fund - Standard Class	2,876	(57,320)	(54,444)
LVIP Wellington SMID Cap Value Fund - Standard Class	2,311	(9,059)	(6,748)
M Capital Appreciation Fund	28	(46)	(18)
M International Equity Fund	83	(39)	44
M Large Cap Growth Fund	55	(124)	(69)

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
M Large Cap Value Fund	56	(105)	(49)
Macquarie VIP Emerging Markets Series - Standard Class	20,231	(22,543)	(2,312)
Macquarie VIP Small Cap Value Series - Standard Class	8,938	(18,693)	(9,755)
MFS® VIT Growth Series - Initial Class	8,750	(6,537)	2,213
MFS® VIT Total Return Series - Initial Class	11,735	(17,497)	(5,762)
MFS® VIT Utilities Series - Initial Class	7,340	(15,870)	(8,530)
MFS® VIT II Core Equity Portfolio - Initial Class	190	(28)	162
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	3,809	(4,947)	(1,138)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,990	(1,333)	657
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	79	(1,826)	(1,747)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	6,135	(4,665)	1,470
Putnam VT Global Health Care Fund - Class IB	184	(169)	15
Putnam VT Large Cap Value Fund - Class IB	6	(19)	(13)
Templeton Foreign VIP Fund - Class 1	898	(4,710)	(3,812)
Templeton Foreign VIP Fund - Class 2	358	(1,039)	(681)
Templeton Global Bond VIP Fund - Class 1	27,723	(6,107)	21,616
Templeton Growth VIP Fund - Class 1	2,354	(1,829)	525
Templeton Growth VIP Fund - Class 2	230	(1,555)	(1,325)

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)
The change in units outstanding for the year ended December 31, 2023, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio - Class A	27,078	(8,984)	18,094
AB VPS International Value Portfolio - Class A	3,313	(6,016)	(2,703)
AB VPS Large Cap Growth Portfolio - Class A	582	(202)	380
AB VPS Relative Value Portfolio - Class A	8,175	(2,304)	5,871
AB VPS Sustainable Global Thematic Portfolio - Class A	986	(4,526)	(3,540)
American Funds Global Growth Fund - Class 2	9,418	(11,455)	(2,037)
American Funds Global Small Capitalization Fund - Class 2	21,219	(9,873)	11,346
American Funds Growth Fund - Class 2	25,349	(61,545)	(36,196)
American Funds Growth-Income Fund - Class 2	21,171	(27,632)	(6,461)
American Funds International Fund - Class 2	49,868	(29,129)	20,739
ClearBridge Variable Mid Cap Portfolio - Class I	4,868	(2,207)	2,661
DWS Alternative Asset Allocation VIP Portfolio - Class A	2,705	(805)	1,900
DWS Equity 500 Index VIP Portfolio - Class A	14,073	(20,905)	(6,832)
DWS Small Cap Index VIP Portfolio - Class A	3,146	(3,816)	(670)
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,629	(1,681)	(52)
Fidelity® VIP Contrafund® Portfolio - Service Class	13,064	(31,365)	(18,301)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,299	(1,537)	(238)
Fidelity® VIP Equity-Income Portfolio - Service Class	2,811	(1,229)	1,582
Fidelity® VIP Growth Opportunities Portfolio - Service Class	298	(1,988)	(1,690)
Fidelity® VIP Growth Portfolio - Service Class	44,537	(11,443)	33,094
Fidelity® VIP High Income Portfolio - Service Class	195	(570)	(375)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,651	(4,054)	(1,403)
Fidelity® VIP Mid Cap Portfolio - Service Class	11,028	(6,577)	4,451
Fidelity® VIP Overseas Portfolio - Service Class	4,548	(6,266)	(1,718)
Franklin Income VIP Fund - Class 1	50,572	(9,196)	41,376
Franklin Mutual Shares VIP Fund - Class 1	8,009	(4,580)	3,429
Franklin Small-Mid Cap Growth VIP Fund - Class 1	1,656	(8,522)	(6,866)
Invesco V.I. American Franchise Fund - Series I Shares	744	(5,796)	(5,052)
Invesco V.I. Core Equity Fund - Series I Shares	2,569	(4,699)	(2,130)
Invesco V.I. Core Plus Bond Fund - Series I Shares	2,724	(2,756)	(32)
Invesco V.I. EQV International Equity Fund - Series I Shares	2,200	(5,998)	(3,798)
Janus Henderson Balanced Portfolio - Institutional Shares	871	(2,064)	(1,193)
Janus Henderson Balanced Portfolio - Service Shares	2,375	(1,472)	903
Janus Henderson Enterprise Portfolio - Service Shares	1,136	(3,812)	(2,676)
Janus Henderson Global Research Portfolio - Institutional Shares	801	(1,817)	(1,016)
Janus Henderson Global Research Portfolio - Service Shares	416	(347)	69
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	1,135	(806)	329
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	226	(21,857)	(21,631)
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	6,071	(12,244)	(6,173)
LVIP American Century Balanced Fund - Standard Class II	1,476	(826)	650
LVIP American Century Inflation Protection Fund - Standard Class II	8,287	(7,152)	1,135
LVIP Baron Growth Opportunities Fund - Service Class	4,008	(4,308)	(300)
LVIP Baron Growth Opportunities Fund - Standard Class	909	(2,577)	(1,668)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	8,839	(951)	7,888
LVIP BlackRock Global Allocation Fund - Standard Class	24,983	(6,051)	18,932
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	158	(140)	18
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	9,420	(16,758)	(7,338)
LVIP BlackRock Real Estate Fund - Standard Class	9,548	(4,361)	5,187
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	121	(209)	(88)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	889	(1,444)	(555)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	364	(433)	(69)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	143	(1,569)	(1,426)

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional International Core Equity Fund - Standard Class	2,169	(2,542)	(373)
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	2,656	(1,655)	1,001
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	954	(866)	88
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	1,070	(1,848)	(778)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	15,333	(3,835)	11,498
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	3,101	(978)	2,123
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	3,406	(2,415)	991
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	723	(1,314)	(591)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	7,155	(8,539)	(1,384)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	10,888	(27,965)	(17,077)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,532	(1,356)	2,176
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	13,745	(5,542)	8,203
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	23,042	(9,277)	13,765
LVIP Government Money Market Fund - Standard Class	126,596	(134,077)	(7,481)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	6	—	6
LVIP JPMorgan High Yield Fund - Standard Class	8,062	(3,903)	4,159
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	1,691	(1,403)	288
LVIP Macquarie Bond Fund - Standard Class	38,666	(27,754)	10,912
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	10,065	(9,637)	428
LVIP Macquarie Diversified Income Fund - Standard Class	23,562	(31,326)	(7,764)
LVIP Macquarie High Yield Fund - Standard Class	3,387	(6,460)	(3,073)
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	14,602	(20,543)	(5,941)
LVIP Macquarie Mid Cap Value Fund - Standard Class	6,389	(2,668)	3,721
LVIP Macquarie SMID Cap Core Fund - Standard Class	8,098	(7,116)	982
LVIP Macquarie Social Awareness Fund - Standard Class	2,648	(2,206)	442
LVIP Macquarie U.S. Growth Fund - Standard Class	3,802	(8,140)	(4,338)
LVIP Macquarie U.S. REIT Fund - Standard Class	9,836	(9,357)	479
LVIP Macquarie Value Fund - Standard Class	19,974	(2,856)	17,118
LVIP Macquarie Wealth Builder Fund - Standard Class	399	(894)	(495)
LVIP MFS International Growth Fund - Standard Class	4,453	(5,525)	(1,072)
LVIP MFS Value Fund - Standard Class	53,155	(8,967)	44,188
LVIP Mondrian Global Income Fund - Standard Class	2,861	(12,394)	(9,533)
LVIP Mondrian International Value Fund - Standard Class	8,939	(17,986)	(9,047)
LVIP SSGA Bond Index Fund - Standard Class	28,744	(8,840)	19,904
LVIP SSGA Conservative Index Allocation Fund - Standard Class	358	(994)	(636)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	7,428	(1,772)	5,656
LVIP SSGA International Index Fund - Standard Class	22,149	(5,162)	16,987
LVIP SSGA International Managed Volatility Fund - Standard Class	625	(1,248)	(623)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	15,457	(2,610)	12,847
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	3,794	(2,568)	1,226
LVIP SSGA S&P 500 Index Fund - Standard Class	51,460	(98,088)	(46,628)
LVIP SSGA Small-Cap Index Fund - Standard Class	25,334	(3,633)	21,701
LVIP Structured Conservative Allocation Fund - Standard Class	309	(1,207)	(898)
LVIP Structured Moderate Allocation Fund - Standard Class	10,081	(2,784)	7,297
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	13,900	(8,638)	5,262
LVIP T. Rowe Price 2020 Fund - Standard Class	107	(556)	(449)
LVIP T. Rowe Price 2030 Fund - Standard Class	238	(2,294)	(2,056)
LVIP T. Rowe Price 2040 Fund - Standard Class	525	(189)	336
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	5,726	(6,936)	(1,210)
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	175	(35)	140
LVIP Vanguard Bond Allocation Fund - Standard Class	7,324	(54,590)	(47,266)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	61,532	(4,959)	56,573
LVIP Vanguard International Equity ETF Fund - Standard Class	16,065	(14,908)	1,157
LVIP Wellington Capital Growth Fund - Standard Class	6,946	(9,893)	(2,947)

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington SMID Cap Value Fund - Standard Class	2,509	(789)	1,720
M Capital Appreciation Fund	108	(116)	(8)
M International Equity Fund	112	(160)	(48)
M Large Cap Growth Fund	47	(89)	(42)
M Large Cap Value Fund	123	(78)	45
Macquarie VIP Emerging Markets Series - Standard Class	14,083	(14,569)	(486)
Macquarie VIP Small Cap Value Series - Standard Class	21,316	(15,345)	5,971
MFS® VIT Growth Series - Initial Class	4,784	(10,666)	(5,882)
MFS® VIT Total Return Series - Initial Class	7,077	(8,254)	(1,177)
MFS® VIT Utilities Series - Initial Class	9,568	(7,965)	1,603
MFS® VIT II Core Equity Portfolio - Initial Class	55	(30)	25
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	4,025	(5,323)	(1,298)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,043	(1,421)	622
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	4	(284)	(280)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	37,682	(9,122)	28,560
Putnam VT Global Health Care Fund - Class IB	1,265	(195)	1,070
Putnam VT Large Cap Value Fund - Class IB	6	(29)	(23)
Templeton Foreign VIP Fund - Class 1	1,065	(8,805)	(7,740)
Templeton Foreign VIP Fund - Class 2	264	(820)	(556)
Templeton Global Bond VIP Fund - Class 1	22,482	(3,131)	19,351
Templeton Growth VIP Fund - Class 1	2,353	(2,522)	(169)
Templeton Growth VIP Fund - Class 2	189	(415)	(226)
7. Subsequent Events
Management evaluated subsequent events through the date at which the Variable Account’s financial statements were available to be issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York and Contract Owners of Lincoln Life & Annuity Flexible Premium Variable Life Account M

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life & Annuity Flexible Premium Variable Life Account M (“Variable Account”), as of December 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Variable Account’s auditor since 1999.
Philadelphia, Pennsylvania
April 2, 2025

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AB VPS International Value Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AB VPS Large Cap Growth Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AB VPS Relative Value Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AB VPS Sustainable Global Thematic Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Global Growth Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth-Income Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds International Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund® Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Opportunities Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP High Income Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Mid Cap Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Overseas Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Franklin Income VIP Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Core Plus Bond Fund - Series I Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. EQV International Equity Fund - Series I Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Balanced Portfolio - Institutional Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Global Research Portfolio - Institutional Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	For the year ended December 31, 2023 (the fund ceased to be available as an investment option to Variable Account contract owners during 2023)
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Balanced Fund - Standard Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Inflation Protection Fund - Standard Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Ultra Fund - Standard Class	As of December 31, 2024	For the period from August 23, 2024 through December 31, 2024	For the period from August 23, 2024 (commencement of operations) through December 31, 2024
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Global Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP BlackRock Real Estate Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Government Money Market Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Bond Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Macquarie Diversified Income Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie High Yield Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Mid Cap Value Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie SMID Cap Core Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Social Awareness Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie U.S. Growth Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie U.S. REIT Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Value Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Wealth Builder Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP MFS Value Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Mondrian Global Income Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Structured Conservative Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Structured Moderate Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price 2020 Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price 2030 Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price 2040 Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Vanguard Bond Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Wellington Capital Growth Fund - Standard Class	N/A - the fund merged into LVIP American Century Ultra Fund - Standard Class during 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024 (the fund merged into LVIP American Century Ultra Fund - Standard Class during 2024)
LVIP Wellington SMID Cap Value Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M Capital Appreciation Fund	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M International Equity Fund	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M Large Cap Growth Fund	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M Large Cap Value Fund	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Emerging Markets Series - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Small Cap Value Series - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Growth Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT II Core Equity Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT Large Cap Value Fund - Class IB	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Foreign VIP Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Foreign VIP Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Growth VIP Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Growth VIP Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024